UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2017

Item 1. Reports to Stockholders.

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2017

UBS Liquid Assets Government Fund

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yields remained relatively low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2017 was 1.03%, compared to 0.73% on April 30, 2017. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to 3.1% during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 57 days. By the end of the period the Master Fund’s WAM was 33 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We decreased the Fund’s exposures to direct US government and agency obligations. Conversely, we increased the Fund’s allocation to repurchase agreements backed by those types of securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Money Series UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs–for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2017	Ending account value[1] October 31, 2017	Expenses paid during period[2] 05/01/17 to 10/31/17	Expense ratio during the period

Actual	$1,000.00	$1,004.70	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2017 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	1.03%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	1.03
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.98
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.98
Weighted average maturity[2]	33 days

Portfolio composition[3]
US government and agency obligations	69.5%
Repurchase agreements	31.6
Other assets less liabilities	(1.1)
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—69.46%
Federal Farm Credit Bank
1 mo. USD LIBOR–0.100%, 1.138%, due 11/08/17[1]	$20,000,000	$20,000,878
1 mo. USD LIBOR–0.085%, 1.157%, due 11/30/17[1]	6,000,000	5,999,525
1 mo. USD LIBOR + 0.010%, 1.250%, due 11/27/17[1]	2,000,000	2,000,045
3 mo. USD LIBOR–0.030%, 1.288%, due 12/02/17[1]	3,790,000	3,792,024
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	5,000,000	4,999,710
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	15,000,000	15,000,000
Federal Home Loan Bank 3 mo. USD LIBOR–0.380%, 0.931%, due 11/09/17[1]	15,000,000	15,000,393
3 mo. USD LIBOR–0.350%, 0.962%, due 11/08/17[1]	20,000,000	20,000,000
0.970%, due 11/13/17[2]	9,000,000	8,997,090
1.019%, due 11/03/17[2]	14,000,000	13,999,222
1.021%, due 12/07/17[2]	33,000,000	32,967,000
1.030%, due 12/12/17[2]	10,000,000	9,988,270
1.035%, due 11/09/17[2]	15,000,000	14,996,550
1.035%, due 12/21/17[2]	20,000,000	19,971,250
1.040%, due 11/17/17[2]	13,000,000	12,993,991
1.040%, due 12/18/17[2]	15,000,000	14,979,633
1.040%, due 12/19/17[2]	12,000,000	11,983,360
1.045%, due 12/06/17[2]	6,500,000	6,493,396
1.045%, due 12/13/17[2]	12,000,000	11,985,370
1.050%, due 11/15/17[2]	30,000,000	29,987,750
1.050%, due 12/22/17[2]	40,000,000	39,940,500
1.053%, due 01/03/18[2]	20,000,000	19,963,145
1.055%, due 12/01/17[2]	5,000,000	4,995,604
1.055%, due 01/03/18[2]	13,000,000	12,975,999
1.055%, due 01/05/18[2]	15,000,000	14,971,427
1 mo. USD LIBOR–0.180%, 1.057%, due 11/18/17[1]	30,000,000	30,000,000
1.058%, due 01/05/18[2]	10,000,000	9,980,897
1.060%, due 01/16/18[2]	15,000,000	14,966,433
1.070%, due 12/15/17[2]	15,000,000	14,980,383
1.080%, due 11/27/17[2]	10,000,000	9,992,200
1.080%, due 01/22/18[2]	20,000,000	19,950,800
1.089%, due 01/10/18[2]	10,000,000	9,978,825
1.090%, due 01/10/18[2]	11,000,000	10,976,686
3 mo. USD LIBOR–0.263%, 1.097%, due 01/16/18[1]	10,000,000	10,000,000
1.099%, due 12/27/17[2]	13,000,000	12,978,120
1 mo. USD LIBOR–0.140%, 1.099%, due 11/16/17[1]	6,000,000	6,000,000
1.100%, due 01/11/18[2]	13,000,000	12,971,797
1.100%, due 01/22/18[2]	13,000,000	12,967,428
1.100%, due 01/24/18[2]	9,000,000	8,976,900
1 mo. USD LIBOR–0.130%, 1.108%, due 11/25/17[1]	6,000,000	6,000,000
3 mo. USD LIBOR–0.220% 1.109%, due 12/26/17[1]	11,000,000	10,999,493
1.110%, due 01/16/18[2]	15,000,000	14,964,850

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR–0.120%, 1.122%, due 11/28/17[1]	$6,000,000	$5,999,984
1 mo. USD LIBOR–0.115%, 1.123%, due 11/25/17[1]	6,000,000	6,000,000
1.125%, due 01/19/18[2]	25,000,000	24,938,281
1.125%, due 01/24/18[2]	13,000,000	12,965,875
1.125%, due 02/28/18[2]	19,000,000	18,929,344
1.129%, due 12/22/17[2]	8,000,000	7,987,205
1.135%, due 02/28/18[2]	10,500,000	10,460,606
1 mo. USD LIBOR–0.100%, 1.137%, due 11/18/17[1]	6,000,000	6,000,000
1 mo. USD LIBOR–0.100%, 1.139%, due 11/21/17[1]	13,000,000	13,000,000
1.140%, due 01/31/18[2]	15,000,000	14,956,775
1 mo. USD LIBOR–0.095%, 1.144%, due 11/21/17[1]	7,500,000	7,500,000
1 mo. USD LIBOR–0.080%, 1.153%, due 11/04/17[1]	5,500,000	5,499,998
1 mo. USD LIBOR–0.080%, 1.158%, due 11/19/17[1]	6,000,000	6,000,000
1 mo. USD LIBOR–0.010%, 1.228%, due 11/12/17[1]	10,000,000	9,999,536
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	1,950,000	1,949,981
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	15,000,000	14,944,038
Federal National Mortgage Association 3 mo. USD LIBOR–0.030%, 1.326%, due 01/11/18[1]	6,500,000	6,500,000
US Treasury Bill 1.080%, due 01/18/18[2]	15,000,000	14,964,900
US Treasury Notes 0.750%, due 01/31/18	7,000,000	6,998,006
0.875%, due 11/30/17	13,000,000	13,000,197
0.875%, due 01/31/18	5,000,000	5,000,335
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[1]	10,000,000	10,000,800
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[1]	12,100,000	12,100,434
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[1]	18,000,000	18,001,492
Total US government and agency obligations (cost—$839,364,731)		839,364,731

Repurchase agreements—31.62%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $52,057,058 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/01/47; (value—$51,000,001); proceeds: $50,010,014	50,000,000	50,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $52,057,058 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/01/47; (value—$51,000,001); proceeds: $50,010,014	50,000,000	50,000,000

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $9,985,808 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/01/47 and $15,231,701 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$25,500,001); proceeds: $25,005,056	$25,000,000	$25,000,000
Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $13,782,000 Federal Farm Credit Bank obligations, 3.180% to 3.310% due 06/12/30 to 05/30/34, $13,788,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 12/11/25, $7,068,000 Federal National Mortgage Association obligation, 1.000% due 10/24/19 and $19,995,600 US Treasury Bond, 7.625% due 11/15/22; (value—$58,140,068); proceeds: $57,001,631	57,000,000	57,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $68,957,258 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 08/01/25 to 10/01/47, $307,291,165 Federal National Mortgage Association obligations, 2.000% to 5.180% due 12/01/18 to 09/01/47 and $72,205,301 Government National Mortgage Association obligations, 2.500% to 4.700% due 10/20/30 to 08/20/67; (value—$204,000,001); proceeds: $200,005,722	$200,000,000	$200,000,000
Repurchase agreement dated 10/31/17 with State Street Bank and Trust Co., 0.050% due 11/01/17, collateralized by $54,855 US Treasury Note, 1.500% due 01/31/22; (value—$54,123); proceeds: $53,000	53,000	53,000
Total repurchase agreements (cost—$382,053,000)		382,053,000
Total investments (cost—$1,221,417,731 which approximates cost for federal income tax purposes)—101.08%		1,221,417,731

Liabilities in excess of other assets—(1.08)%		(13,014,544)
Net assets—100.00%		$1,208,403,187

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$839,364,731	$—	$839,364,731
Repurchase agreements	—	382,053,000	—	382,053,000
Total	$—	$1,221,417,731	$—	$1,221,417,731

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2017 (unaudited)

Assets:
Investments, at value (cost—$839,364,731)	$839,364,731
Repurchase agreements, at value (cost—$382,053,000)	382,053,000
Total investments in securities, at value (cost—$1,221,417,731)	1,221,417,731
Cash	635
Receivable for interest	267,646
Other assets	23,135
Total assets	1,221,709,147

Liabilities:
Payable for investments purchased	12,978,120
Dividends payable to shareholders	240,597
Trustee fee payable	1,453
Accrued expenses and other liabilities	85,790
Total liabilities	13,305,960

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,208,404,929
Accumulated net realized loss	(1,742)
Net assets	$1,208,403,187
Shares outstanding	1,208,401,367
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2017 (unaudited)
Investment income:
Interest	$5,966,033
Expenses:
Investment advisory and administration fees	302,831
Transfer agency fees	56,952
Custody and accounting fees	51,481
Professional fees	49,654
State registration fees	37,055
Reports and notices to shareholders	19,718
Trustees’ fees	19,523
Insurance expense	17,673
Other expenses	16,668
Total expenses	571,555
Fee waivers by investment advisor and administrator	(302,831)
Net expenses	268,724
Net investment income	5,697,309
Net realized gain	19
Net increase in net assets resulting from operations	$5,697,328

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$5,697,309	$4,510,242
Net realized gain	19	13
Net increase in net assets resulting from operations	5,697,328	4,510,255
Dividends and distributions to shareholders from:

Net investment income	(5,697,309)	(4,510,242)
Net increase (decrease) in net assets from beneficial interest transactions	(67,183,704)	646,667,430
Net increase (decrease) in net assets	(67,183,685)	646,667,443
Net assets:

Beginning of period	1,275,586,872	628,919,429
End of period	$1,208,403,187	$1,275,586,872
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.005	0.004	0.002	0.001	0.001	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.005	0.004	0.002	0.001	0.001	0.001
Dividends from net investment income	(0.005)	(0.004)	(0.002)	(0.001)	(0.001)	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.005)	(0.004)	(0.002)	(0.001)	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.47%	0.42%	0.18%[3]	0.08%	0.11%[4]	0.15%
Ratios to average net assets:
Expenses before fee waivers	0.09%[5]	0.11%	0.13%	0.12%	0.11%	0.11%
Expenses after fee waivers	0.04%[5]	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income	0.94%[5]	0.45%	0.19%	0.08%	0.10%	0.14%
Supplemental data:
Net assets, end of period (000’s)	$1,208,403	$1,275,587	$628,919	$427,172	$501,483	$845,206

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.
[4]	In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of shares outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the Fund’s total investment return and represents less than $0.0005 per share.
[5]	Annualized.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share: The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates: By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2017 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the six months ended October 31, 2017, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2017, the Fund did not purchase or sell any securities (e.g., fixed income securities) in principal trades with Morgan Stanley. If any such transactions had occurred, Morgan Stanley would have received compensation in connection with such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	4,104,192,924	8,134,821,381
Shares repurchased	(4,176,818,502)	(7,492,341,775)
Dividends reinvested	5,441,874	4,187,824
Net increase (decrease) in shares outstanding	(67,183,704)	646,667,430

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2017 and the fiscal year ended April 30, 2017, was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2018.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that the Fund’s senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and

16

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2017 and (b) annualized performance information for each year in the ten-year period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the three-, five- and ten-year periods and since inception. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any

17

UBS Liquid Assets Government Fund

Board approval of advisory agreements (unaudited)

economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Agreement. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2017

Limited Purpose Cash Investment Fund

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yields remained relatively low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2017 was 0.98%, versus 0.72% on April 30, 2017 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	How did you position the Fund over the reporting period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 42 days when the reporting period began. At the end of the period, on October 31, 2017, it was 29 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government and agency securities with the goal of reducing risk and keeping the Fund highly liquid.

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	What types of securities did the Fund emphasize?
A.	At the security level, we slightly decreased the Fund’s exposure to repurchase agreements and modestly increased its exposure to US government and agency obligations. Elsewhere, we initiated a small position in time deposits. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Money Series Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Money Series Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2017	Ending account value[1] October 31, 2017	Expenses paid during period[2] 05/01/17 to 10/31/17	Expense ratio during the period
Actual	$1,000.00	$1,004.40	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2017 (unaudited)

Limited Purpose Cash Investment Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.98%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.98
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.92
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.92
Weighted average maturity[2]	29 days

Portfolio composition[3]
US government and agency obligations	62.1%
Repurchase agreements	37.5
Time deposits	1.2
Other assets less liabilities	(0.8)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—62.09%
Federal Home Loan Bank 1.030%, due 11/22/17[1]	$50,000,000	$49,970,542
1.035%, due 11/06/17[1]	80,000,000	79,988,778
1.045%, due 12/04/17[1]	40,000,000	39,961,867
1.046%, due 11/10/17[1]	21,481,000	21,475,576
1.050%, due 11/13/17[1]	50,000,000	49,983,166
1.060%, due 12/13/17[1]	55,000,000	54,933,267
1.060%, due 12/15/17[1]	50,000,000	49,936,445
1.070%, due 11/01/17[1]	50,000,000	50,000,000
1.080%, due 01/03/18[1]	50,000,000	49,902,000
1.082%, due 12/27/17[1]	50,000,000	49,919,111
1.085%, due 01/16/18[1]	40,200,000	40,104,950
1.100%, due 12/06/17[1]	25,000,000	24,974,722
1.100%, due 01/11/18[1]	50,000,000	49,889,556
US Treasury Bills 0.975%, due 11/02/17[1]	100,000,000	99,997,448
0.975%, due 11/09/17[1]	100,000,000	99,979,194
0.978%, due 11/30/17[1]	300,000,000	299,755,923
0.980%, due 11/16/17[1]	100,000,000	99,960,000
0.997%, due 11/24/17[1]	240,000,000	239,850,883
1.005%, due 12/07/17[1]	430,000,000	429,576,450
1.005%, due 12/21/17[1]	330,000,000	329,557,708
1.025%, due 01/02/18[1]	50,000,000	49,910,445
1.030%, due 12/28/17[1]	230,000,000	229,621,266
1.032%, due 01/04/18[1]	200,000,000	199,629,778
1.033%, due 12/14/17[1]	314,000,000	313,636,664
1.067%, due 01/11/18[1]	100,000,000	99,794,396
1.067%, due 01/18/18[1]	70,000,000	69,835,451
1.106%, due 01/25/18[1]	70,000,000	69,819,847
1.110%, due 02/15/18[1]	78,000,000	77,742,612
US Treasury Notes 0.750%, due 12/31/17	235,000,000	234,834,421
0.750%, due 01/31/18	85,000,000	84,905,217
0.875%, due 11/15/17	75,000,000	74,994,601
0.875%, due 11/30/17	6,000,000	5,998,817
0.875%, due 01/15/18	137,000,000	136,911,402
0.875%, due 01/31/18	25,000,000	24,979,804
1.000%, due 12/15/17	240,500,000	240,449,634
Total US government and agency obligations (cost—$4,122,906,670)		4,122,781,941

Security description	Face Amount	Value
Time deposits—1.22%
Banking-non-US—1.22%
Toronto Dominion Bank Ltd. 1.050%, due 11/01/17	$50,000,000	$50,000,000
Natixis 1.080%, due 11/01/17	31,000,000	31,000,000
Total time deposits (cost—$81,000,000)		81,000,000

Repurchase agreements—37.48%
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $100,387,100 US Treasury Bond, 3.375% due 05/15/44, $713,754,900 US Treasury Notes, 0.625% to 2.625% due 04/30/18 to 11/15/20, $27,534,100 US Treasury Bond Principal STRIPs, zero coupon due 11/15/18 to 08/15/46 and $289,793,146 US Treasury Bond STRIPs, zero coupon due 11/15/24 to 08/15/47; (value—$1,020,000,023); proceeds: $1,000,028,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.050% due 11/01/17, collateralized by $605,299,300 US Treasury Notes, 2.125% to 2.375% due 03/31/24 to 08/15/24; (value—$610,980,084); proceeds: $599,017,471	599,000,000	599,000,000

Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/01/17, collateralized by $24,013,000 Federal Farm Credit Bank obligations, zero coupon to 5.250% due 04/09/18 to 06/01/37, $44,910,000 Federal Home Loan Bank obligations, zero coupon to 5.625% due 11/15/17 to 02/22/41, $30,630,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/17/17 to 07/15/32, $23,876,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 11/01/17 to 11/15/30 and $18,419,700 US Treasury Note, 2.500% due 08/15/23; (value—$142,800,066); proceeds: $140,004,122

	140,000,000	140,000,000

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $5,026,900 US Treasury Bill, zero coupon due 03/01/18, $41,160,600 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/25 to 04/15/29, $26,854,200 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/19 to 01/15/27, $13,675,400 US Treasury Bonds, 2.500% to 9.000% due 11/15/18 to 02/15/45, $661,727,100 US Treasury Notes, 0.750% to 3.375% due 12/31/17 to 07/31/23, $100 US Treasury Bond Principal STRIP, zero coupon due 05/16/46 and $10 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$765,000,023); proceeds: $750,021,042

	$750,000,000	$750,000,000

Security description	Value
Repurchase agreements—(concluded)
Total repurchase agreements (cost—$2,489,000,000)	$2,489,000,000
Total investments (cost—$6,692,906,670)—100.79%	6,692,781,941

Liabilities in excess of other assets—(0.79)%	(52,744,119)
Net assets—100.00%	$6,640,037,822

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,122,781,941	$—	$4,122,781,941
Time deposits	—	81,000,000	—	81,000,000
Repurchase agreements	—	2,489,000,000	—	2,489,000,000
Total	$—	$6,692,781,941	$—	$6,692,781,941

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2017 (unaudited)

Assets:
Investments, at value (cost—$4,203,906,670)	$4,203,781,941
Repurchase agreements, at value (cost—$2,489,000,000)	2,489,000,000
Total investments in securities, at value (cost—$6,692,906,670)	6,692,781,941
Cash	586,508
Receivable for interest	2,477,875
Total assets	6,695,846,324

Liabilities:
Payable for investments purchased	49,915,844
Dividends payable to shareholders	5,578,704
Payable to affiliate	313,954
Total liabilities	55,808,502

Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$6,640,164,420
Accumulated net realized loss	(1,869)
Net unrealized depreciation	(124,729)
Net assets	$6,640,037,822
Shares outstanding	6,640,640,855
Net asset value per share	$0.9999

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2017 (unaudited)
Investment income:
Interest	$25,920,144
Expenses:
Investment advisory and administration fees	3,099,549
Trustees’ fees	46,715
Total expenses	3,146,264
Fee waivers and/or expense reimbursements by investment advisor and administrator	(1,573,132)
Net expenses	1,573,132
Net investment income	24,347,012
Net realized loss	(1,869)
Net change in unrealized appreciation/depreciation	(63,277)
Net realized and unrealized loss from investment activities	(65,146)
Net increase in net assets resulting from operations	$24,281,866

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2017 (unaudited)	For the period from April 11, 2017[1] to April 30, 2017
From operations:

Net investment income	$24,347,012	$385,057
Net realized loss	(1,869)	—
Net change in unrealized depreciation	(63,277)	(61,452)
Net increase in net assets resulting from operations	24,281,866	323,605
Dividends and distributions to shareholders from:

Net investment income	(24,347,012)	(385,057)
Net increase in net assets from beneficial interest transactions	4,670,138,808	1,970,025,612
Net increase in net assets	4,670,073,662	1,969,964,160
Net assets:

Beginning of period	1,969,964,160	—
End of period	$6,640,037,822	$1,969,964,160
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from April 11, 2017[1] to April 30, 2017
Net asset value, beginning of period	$1.0000	$1.0000
Net investment income	0.0045	0.0004
Net realized and unrealized gains (losses)	(0.0001)	0.0000 [2]
Net increase from operations	0.0044	0.0004
Dividends from net investment income	(0.0045)	(0.0004)
Net asset value, end of period	$0.9999	$1.0000
Total investment return[3]	0.44%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%[4]	0.06%[4]
Net investment income	0.93%[4]	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$6,640,038	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments: Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund: Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Limited Purpose Cash Investment Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee and/or redemption gates: Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2017, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements: The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2017, UBS AM is owed $685,588 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2018, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the six months ended October 31, 2017, UBS AM waived $1,573,132 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2017, UBS AM owed the Fund $342,794.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses for $28,840.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2017, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $9,999,747. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2017		For the period from April 11, 2017[1] to April 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	10,940,163,263	$10,939,086,212	1,970,025,612	$1,970,025,612
Shares repurchased	(6,280,190,633)	(6,279,588,990)	—	—
Dividends reinvested	10,642,613	10,641,586	—	—
Net increase	4,670,615,243	$4,670,138,808	1,970,025,612	$1,970,025,612

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2017 and fiscal period ended April 30, 2017, was ordinary income.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$64,675
Gross unrealized depreciation	(189,404)
Net unrealized depreciation	$(124,729)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2018.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Fund did not incur any interest or penalties.

The tax year beginning with the Fund’s inception in April 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.lpcif.com. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2017

UBS RMA Government Money Market Fund

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Fund’s yields remained relatively low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2017 was 0.59%, versus 0.30% on April 30, 2017. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 5.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	How did you position the Fund over the reporting period?
A.	The Fund is a “feeder fund,” investing all of its assets in a ”master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s weighted average maturity (WAM) was 56 days when the reporting period began. At the end of the reporting period, on October 31, 2017, it was 34 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.	At the security level, we decreased the Master Fund’s exposure in repurchase agreements backed by government securities and increased its exposure in direct US government and agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Money Series UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Money Series UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017 (unless otherwise noted).

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

Actual	$1,000.00	$1,002.50	$2.47	0.49%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	2.50	0.49

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

4

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2017 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.59%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.59
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.59
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.59
Weighted average maturity[2]	34 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2017 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$6,327,303,517, which approximates cost for federal income tax purposes)	$6,327,303,517
Other assets	73,584
Total assets	6,327,377,101

Liabilities:
Payable to affiliate	1,918,066
Dividends payable to shareholders	3,086,776
Accrued expenses and other liabilities	598,132
Total liabilities	5,602,974

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 6,321,713,738 outstanding	$6,321,713,738
Accumulated net realized gain	60,389
Net assets	$6,321,774,127
Net asset value per share	$1.00

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2017 (unaudited)
Investment income:
Interest income allocated from Master Fund	$34,017,373
Expenses allocated from Master Fund	(3,512,384)
Net investment income allocated from Master Fund	30,504,989
Expenses:
Service fees	8,774,192
Administration fees	3,508,852
Transfer agency fees	1,013,411
State registration fees	91,672
Reports and notices to shareholders	89,329
Trustees’ fees	40,692
Professional fees	28,743
Insurance fees	26,308
Organization fees	19,190
Accounting fees	7,058
Other expenses	19,620
Net expenses	13,619,067
Net investment income	16,885,922
Net realized loss allocated from Master Fund	(125,027)
Net increase in net assets resulting from operations	$16,760,895

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$16,885,922	$6,247,264
Net realized gain (loss)	(125,027)	233,365
Net increase in net assets resulting from operations	16,760,895	6,480,629
Dividends and distributions to shareholders from:

Net investment income	(16,885,922)	(6,247,264)
Net realized gains	—	(47,949)
Total dividends and distributions to shareholders	(16,885,922)	(6,295,213)
Net increase (decrease) in net assets from beneficial interest transactions	(1,895,004,211)	8,216,717,949
Net increase (decrease) in net assets	(1,895,129,238)	8,216,903,365
Net assets:

Beginning of period	8,216,903,365	—
End of period	$6,321,774,127	$8,216,903,365
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.003	0.001
Net realized gain (loss)	(0.000)[2]	0.000 [2]
Net increase from operations	0.003	0.001
Dividends from net investment income	(0.003)	(0.001)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.003)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.25%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%[5]	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.49%[5]	0.41%[5]
Net investment income[4]	0.48%[5]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$6,321,774	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”— Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (40.77% at October 31, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/ distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2017, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$548,019

11

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM did not owe and/or waive fees/reimburse expenses under this undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2017, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$1,370,047

UBS AM—US may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM—US did not owe and/or waive fees/reimburse expenses under this undertaking.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the six months ended October 31, 2017, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$552,802

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Shares sold	27,147,641,085	61,963,643,642
Shares repurchased	(29,057,409,803)	(53,750,989,700)
Dividends reinvested	14,764,507	4,064,007
Net increase (decrease) in shares outstanding	(1,895,004,211)	8,216,717,949

[1]	Commencement of operations.

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

12

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2017 and the fiscal period ended April 30, 2017, was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2018.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund and Master Fund will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s and Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund and Master Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of the Master Fund’s portfolio holdings; and (b) information regarding the Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

14

Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5%

hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although the Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, the Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR - 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR - 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR - 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR - 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR - 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR - 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR - 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR - 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR - 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR - 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR - 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR - 0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR - 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR - 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR - 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR - 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR - 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR - 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR - 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR - 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR - 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR - 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR - 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR - 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR - 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR - 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR - 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR - 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR - 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association
3 mo. USD LIBOR - 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR - 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligations, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	690,000,000	690,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	$150,000,000	$150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	$100,000,000	$100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

Government Master Fund

Statement of assets and liabilities

October 31, 2017 (unaudited)

Assets:
Investments, at value (cost—$11,059,599,113)	$11,059,599,113
Repurchase agreements, at value (cost—$4,365,000,000)	4,365,000,000
Total investments in securities, at value (cost—$15,424,599,113)	$15,424,599,113
Cash	473,220,172
Receivable for interest	7,124,375
Total assets	15,904,943,660

Liabilities:
Payable for investments purchased	384,350,758
Payable to affiliate	1,300,675
Total liabilities	385,651,433
Net assets, at value	$15,519,292,227

See accompanying notes to financial statements.

Government Master Fund

Statement of operations

For the six months ended October 31, 2017 (unaudited)
Investment income:
Interest	$78,646,536
Expenses:
Investment advisory and administration fees	8,025,382
Trustees’ fees	66,297
Net expenses	8,091,679
Net investment income	70,554,857
Net realized losses	(290,925)
Net increase in net assets resulting from operations	$70,263,932

See accompanying notes to financial statements.

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gains (losses)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder fund. Individual investors invest only into the feeder fund. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s

Government Master Fund

Notes to financial statements (unaudited)

Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus

27

Government Master Fund

Notes to financial statements (unaudited)

any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2017, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,300,675

28

Government Master Fund

Notes to financial statements (unaudited)

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Government Master Fund	$34,388

UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during the period ended October 31, 2017, UBS AM did not owe and/or waive fees under this fee waiver arrangement. Such fee waiver is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2017, the Master Fund did not purchase or sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

If any such transactions had occurred, Morgan Stanley would have received compensation in connection with such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

[1]	Commencement of operations.

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

29

Government Master Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

Government Master Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Fund will file its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Fund upon request by calling 1-800-647 1568.

In addition, the Master Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

Government Master Fund

Board approval of advisory agreement (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”) a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Fund’s and the Feeder Funds’ senior personnel and the Master Fund’s portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses,

32

Government Master Fund

Board approval of advisory agreement (unaudited)

(ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

33

Government Master Fund

Board approval of advisory agreement (unaudited)

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

In light of the foregoing, the board determined that the management fees for Government Master were reasonable in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master Fund

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Fund and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

34

Government Master Fund

Board approval of advisory agreement (unaudited)

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

35

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1661

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2017

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 1.22% as of October 31, 2017, versus 1.01% on April 30, 2017.

•	UBS Select Government Institutional Fund: 0.90% as of October 31, 2017, versus 0.62% as of April 30, 2017.

•	UBS Select Treasury Institutional Fund: 0.86% as of October 31, 2017, versus 0.62% on April 30, 2017.

•	UBS Prime Reserves Fund: 1.11% as of October 31, 2017, versus 0.89% on April 30, 2017.

•	UBS Tax-Free Reserves Fund: 0.73% as of October 31, 2017, versus 0.71% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on Pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six month reporting period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on October 31, 2017, the Master Fund’s WAM was 19 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. Conversely, we decreased its exposure to time deposits and repurchase agreements. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2017, it was 34 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 11 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to US government and agency obligations, certificates of deposit and time deposits.

•	The WAM for the Tax-Free Master Fund in which UBS Tax-Free Reserves Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocation to tax-exempt commercial paper and slightly reduced its exposure to municipal bonds and notes.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

2

UBS Institutional/Reserves Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six month period ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,005.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,004.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,004.00	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Prime Reserves Fund
Actual	$1,000.00	$1,005.30	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,003.10	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.22%
Seven-day effective yield after fee waivers[1]	1.22
Seven-day current yield before fee waivers[1]	1.14
Seven-day effective yield before fee waivers[1]	1.14
Weighted average maturity[2]	19 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Institutional Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.90%
Seven-day effective yield after fee waivers[1]	0.90
Seven-day current yield before fee waivers[1]	0.90
Seven-day effective yield before fee waivers[1]	0.90
Weighted average maturity[2]	34 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.86%
Seven-day effective yield after fee waivers[1]	0.86
Seven-day current yield before fee waivers[1]	0.86
Seven-day effective yield before fee waivers[1]	0.86
Weighted average maturity[2]	11 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.11%
Seven-day effective yield after fee waivers[1]	1.11
Seven-day current yield before fee waivers[1]	1.11
Seven-day effective yield before fee waivers[1]	1.11
Weighted average maturity[2]	21 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.73%
Seven-day effective yield after fee waivers[1]	0.73
Seven-day current yield before fee waivers[1]	0.73
Seven-day effective yield before fee waivers[1]	0.73
Weighted average maturity[2]	14 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2017 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$4,322,592,601; $1,522,215,635; $6,603,577,271; $1,109,065,609 and $1,542,467,554, respectively, which approximates cost for federal income tax purposes)	$4,322,687,167

Liabilities:
Dividends payable to shareholders	4,359,707
Payable to affiliate	131,251
Total liabilities	4,490,958

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,317,819,150; 1,521,043,109; 6,598,460,523; 1,107,987,110 and 1,541,460,976 outstanding, respectively	4,318,088,194
Accumulated undistributed net investment income	8
Accumulated net realized gain (loss)	13,441
Net unrealized appreciation	94,566
Net assets	$4,318,196,209
Net asset value per share	$1.0001

8

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$1,522,215,635	$6,603,577,271	$1,109,065,609	$1,542,467,554

1,086,425	4,715,833	1,011,266	912,097
91,318	425,393	66,210	94,482
1,177,743	5,141,226	1,077,476	1,006,579

$1,521,043,109	$6,598,460,523	$1,107,987,110	$1,541,460,732
—	—	—	—
(5,217)	(24,478)	1,023	243
—	—	—	—
$1,521,037,892	$6,598,436,045	$1,107,988,133	$1,541,460,975
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2017 (unaudited)

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$21,922,559
Expenses allocated from Master Fund	(1,726,153)
Expense waiver allocated from Master Fund	690,463
Net investment income allocated from Master Fund	20,886,869
Expenses:
Administration fees	1,357,585
Trustees’ fees	22,671
1,380,256
Fee waivers and/or Trustees’ fees reimbursement by administrator	(690,115)
Net expenses	690,141
Net investment income	20,196,728
Net realized gain (loss) allocated from Master Fund	5,471
Net change in unrealized depreciation allocated from Master Fund	(364,238)
Net increase in net assets resulting from operations	$19,837,961

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$6,359,875	$26,021,286	$6,009,930	$6,002,146
(647,961)	(2,674,041)	(490,672)	(747,349)
—	—	—	—
5,711,914	23,347,245	5,519,258	5,254,797

503,517	2,107,263	378,829	582,304
14,621	31,031	13,491	15,219
518,138	2,138,294	392,320	597,523
—	—	—	—
518,138	2,138,294	392,320	597,523
5,193,776	21,208,951	5,126,938	4,657,274
(22,984)	(61,821)	—	—
—	—	—	—
$5,170,792	$21,147,130	$5,126,938	$4,657,274

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$20,196,728	$14,789,401
Net realized gains	5,471	430,946
Net change in unrealized appreciation/depreciation	(364,238)	458,804
Net increase in net assets resulting from operations	19,837,961	15,679,151
Dividends and distributions to shareholders from:

Net investment income	(20,196,720)	(14,789,401)
Net realized gains	—	(445,736)
Total dividends and distributions to shareholders	(20,196,720)	(15,235,137)
Net increase (decrease) in net assets from beneficial interest transactions	2,011,363,374	(2,048,601,860)
Net increase (decrease) in net assets	2,011,004,615	(2,048,157,846)
Net assets:

Beginning of period	2,307,191,594	4,355,349,440
End of period	$4,318,196,209	$2,307,191,594
Accumulated undistributed net investment income	$8	$—

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from July 26, 2016[1] to April 30, 2017
From operations:

Net investment income	$5,193,776	$2,652,965
Net realized gains (losses)	(22,984)	20,747
Net increase in net assets resulting from operations	5,170,792	2,673,712
Dividends and distributions to shareholders from:

Net investment income	(5,193,776)	(2,652,965)
Net realized gains	—	(2,980)
Total dividends and distributions to shareholders	(5,193,776)	(2,655,945)
Net increase in net assets from beneficial interest transactions	416,588,204	1,104,454,905
Net increase in net assets	416,565,220	1,104,472,672
Net assets:

Beginning of period	1,104,472,672	—
End of period	$1,521,037,892	$1,104,472,672
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

12

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$21,208,951	$12,964,891
Net realized gains (losses)	(61,821)	57,218
Net increase in net assets resulting from operations	21,147,130	13,022,109
Dividends and distributions to shareholders from:

Net investment income	(21,208,951)	(12,964,891)
Net realized gains	—	(66,774)
Total dividends and distributions to shareholders	(21,208,951)	(13,031,665)
Net increase in net assets from beneficial interest transactions	2,325,662,776	444,726,050
Net increase in net assets	2,325,600,955	444,716,494
Net assets:

Beginning of period	4,272,835,090	3,828,118,596
End of period	$6,598,436,045	$4,272,835,090
Accumulated undistributed net investment income	$—	$—

	UBS Prime Reserves Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$5,126,938	$3,268,168
Net realized gains	—	3,370
Net increase in net assets resulting from operations	5,126,938	3,271,538
Dividends and distributions to shareholders from:

Net investment income	(5,126,938)	(3,268,168)
Net realized gains	—	(2,347)
Total dividends and distributions to shareholders	(5,126,938)	(3,270,515)
Net increase in net assets from beneficial interest transactions	365,313,921	445,845,328
Net increase in net assets	365,313,921	445,846,351
Net assets:

Beginning of period	742,674,212	296,827,861
End of period	$1,107,988,133	$742,674,212
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$4,657,274	$4,012,391
Net increase in net assets resulting from operations	4,657,274	4,012,391
Dividends and distributions to shareholders from:

Net investment income	(4,657,274)	(4,012,391)
Net realized gains	—	(2,559)
Total dividends and distributions to shareholders	(4,657,274)	(4,014,950)
Net increase in net assets from beneficial interest transactions	171,637,332	1,024,376,966
Net increase in net assets	171,637,332	1,024,374,407
Net assets:

Beginning of period	1,369,823,643	345,449,236
End of period	$1,541,460,975	$1,369,823,643
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0058	0.0057	0.002	0.000 [1]	0.000 [1]	0.001
Net realized and unrealized gains (losses)	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0057	0.0061	0.002	0.000 [1]	0.000 [1]	0.001
Dividends from net investment income	(0.0058)	(0.0057)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gains	—	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0058)	(0.0059)	(0.002)	(0.000)[1]	(0.000)[1]	(0.001)
Net asset value, end of period	$1.0001	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.57%	0.61%	0.17%	0.03%	0.03%	0.11%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.10%[4]	0.15%	0.18%	0.18%	0.18%	0.18%
Net investment income[3]	1.17%[4]	0.51%	0.18%	0.03%	0.03%	0.11%
Supplemental data:
Net assets, end of period (000’s)	$4,318,196	$2,307,192	$4,355,349	$4,140,538	$4,385,243	$6,021,339

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

15

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from July 26, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.004	0.003
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.004	0.003
Dividends from net investment income	(0.004)	(0.003)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.004)	(0.003)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.40%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.13%[5]
Net investment income[4]	0.80%[5]	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,521,038	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

16

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains (losses)	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.004	0.003	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.004)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.004)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.40%	0.30%	0.06%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.12%	0.06%	0.06%	0.14%
Net investment income[3]	0.79%[4]	0.30%	0.05%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$6,598,436	$4,272,835	$3,828,119	$4,291,607	$4,282,804	$4,351,895

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.005	0.005	0.001
Net realized gains	—	0.000 [2]	—
Net increase from operations	0.005	0.005	0.001
Dividends from net investment income	(0.005)	(0.005)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	—
Total dividends and distributions	(0.005)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.53%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.08%[5]
Net investment income[4]	1.05%[5]	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,107,988	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.003	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.31%	0.38%	0.03%	0.02%	0.02%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.05%	0.04%	0.08%	0.15%
Net investment income[3]	0.62%[4]	0.44%	0.02%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,541,461	$1,369,824	$345,449	$445,154	$483,311	$563,780

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (formerly UBS Select Tax-Free Institutional Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (71.75% for Prime Institutional Fund, 9.81% for Government Institutional Fund, 36.05% for Treasury Institutional Fund, 60.55% for Prime Reserves Fund, and 58.37% for Tax-Free Reserves Fund at October 31, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Institutional Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime Reserves Fund and Tax-Free Reserves Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or

21

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2017, Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2017, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$288,544
Government Institutional Fund	99,341
Treasury Institutional Fund	444,393
Prime Reserves Fund	73,688
Tax-Free Reserves Fund	102,783

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Institutional Fund	$13,021
Government Institutional Fund	8,023
Treasury Institutional Fund	19,000
Prime Reserves Fund	7,478
Tax-Free Reserves Fund	8,301

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Effective November 1, 2016 through October 31, 2017, with respect to Prime Institutional Fund only, UBS AM had agreed to voluntarily waive 0.04% of its administrative fees. At October 31, 2017, UBS AM owed Prime Institutional Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$144,272	$690,115

In addition, UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2017		For the year ended April 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	4,639,825,787	$4,640,415,517	7,074,115,738	$7,074,438,043
Shares repurchased	(2,645,305,184)	(2,645,635,803)	(9,135,055,499)	(9,135,369,732)
Dividends reinvested	16,581,799	16,583,660	12,329,829	12,329,829
Net increase (decrease)	2,011,102,402	$2,011,363,374	(2,048,609,932)	$(2,048,601,860)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the six months ended October 31, 2017	For the period from July 26, 2016[1] to April 30, 2017
Shares sold	1,904,903,045	2,833,337,293
Shares repurchased	(1,492,490,928)	(1,730,708,030)
Dividends reinvested	4,176,087	1,825,642
Net increase in shares outstanding	416,588,204	1,104,454,905

Treasury Institutional Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	10,332,066,770	14,711,316,535
Shares repurchased	(8,023,719,933)	(14,276,988,478)
Dividends reinvested	17,315,939	10,397,993
Net increase in shares outstanding	2,325,662,776	444,726,050

23

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Prime Reserves Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	1,179,685,500	1,588,200,519
Shares repurchased	(818,608,999)	(1,144,778,020)
Dividends reinvested	4,237,420	2,422,829
Net increase in shares outstanding	365,313,921	445,845,328

Tax-Free Reserves Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	1,310,105,569	2,660,424,248
Shares repurchased	(1,142,465,377)	(1,638,880,467)
Dividends reinvested	3,997,140	2,833,185
Net increase in shares outstanding	171,637,332	1,024,376,966

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund, Prime Reserves Fund and Treasury Institutional Fund during the six months ended October 31, 2017 and fiscal year ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Government Institutional Fund during the six months ended October 31, 2017 and fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Reserves Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2018. The tax character of distributions paid to shareholders by Tax-Free Reserves Fund during the fiscal year ended April 30, 2017 was 99.74% tax-exempt income, 0.19% ordinary income, and 0.06% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2018.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,006.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,004.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,005.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,003.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	19 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	47.7%
Sweden	8.6
France	7.8
Australia	5.9
Canada	5.4
Total	75.4%

Portfolio composition[2]
Commercial paper	56.9%
Certificates of deposit	22.7
Repurchase agreements	15.5
Time deposits	6.8
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	11 days

Portfolio composition[2]
Repurchase agreements	68.1%
US government obligations	30.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	53.2%
France	11.2
Sweden	7.0
Canada	5.2
Singapore	5.0
Total	81.6%

Portfolio composition[2]
Commercial paper	50.5%
Certificates of deposit	17.9
Time deposits	14.7
Repurchase agreements	16.6
US government and agency obligations	2.2
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

31

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	14 days

Portfolio composition[2]
Municipal bonds and notes	91.2%
Tax-exempt commercial paper	8.3
Other assets less liabilities	0.5
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

32

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Time deposits—15.55%
Banking-non-US—15.55%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	$165,000,000	$165,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	40,000,000	40,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	135,000,000	135,000,000
Natixis 1.080%, due 11/01/17	167,000,000	167,000,000
Nordea Bank AB 1.070%, due 11/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	90,000,000	90,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	80,000,000	80,000,000
Toronto Dominion Bank Ltd. 1.050%, due 11/01/17	135,000,000	135,000,000
Total time deposits (cost—$937,000,000)		937,000,000

Certificates of deposit—22.66%
Banking-non-US—19.86%
Bank of Montreal 1 mo. USD LIBOR + 0.110%, 1.342%, due 11/03/17[1]	25,000,000	25,004,738
1 mo. USD LIBOR + 0.160%, 1.398%, due 11/06/17[1]	15,000,000	14,996,028
3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[1]	40,000,000	40,010,396
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[1]	20,000,000	20,003,888
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	125,000,000	124,999,831
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[1]	35,000,000	35,009,468
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/20/17[1]	15,000,000	14,996,867
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[1]	20,000,000	20,004,583
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[1]	22,000,000	22,001,098
DZ Bank AG 1.300%, due 12/21/17	60,000,000	60,000,876
1.330%, due 12/15/17	50,000,000	50,002,890
KBC Bank NV 1.180%, due 11/01/17	125,000,000	125,000,027
Mizuho Bank Ltd. 1.190%, due 11/02/17	127,000,000	126,999,991
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.357%, due 11/09/17[1]	30,000,000	29,997,750
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	36,500,000	36,502,780

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	$22,000,000	$22,002,957
Skandinaviska Enskilda Banken AB 3 mo. USD LIBOR + 0.010%, 1.321%, due 11/02/17[1]	25,000,000	25,006,481
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/13/17[1]	22,000,000	21,999,046
Svenska Handelsbanken AB 1.260%, due 11/17/17	18,000,000	18,000,313
1 mo. USD LIBOR + 0.110%, 1.349%, due 11/15/17[1]	50,000,000	50,009,137
1 mo. USD LIBOR + 0.120%, 1.359%, due 11/15/17[1]	33,000,000	33,005,962
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	37,000,000	37,007,566
1 mo. USD LIBOR + 0.150%, 1.385%, due 11/02/17[1]	10,000,000	10,001,125
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/24/17[1]	30,000,000	29,984,062
Swedbank AB 1.160%, due 11/01/17	93,000,000	93,000,022
Toronto Dominion Bank Ltd. 1.300%, due 01/08/18	40,000,000	39,999,374
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/15/17[1]	12,000,000	12,000,527
3 mo. USD LIBOR + 0.320%, 1.679%, due 01/16/18[1]	25,000,000	25,022,016
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.395%, due 11/08/17[1]	25,000,000	24,991,868
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/20/17[1]	9,000,000	8,998,023

		1,196,559,690

Banking-US—2.80%
Branch Banking & Trust Co. 1.170%, due 11/01/17	80,000,000	80,000,042
Citibank New York N.A. 1.280%, due 11/08/17	55,000,000	55,001,390
Wells Fargo Bank N.A. 3 mo. USD LIBOR + 0.110%, 1.423%, due 11/06/17[1]	8,500,000	8,504,200
1 mo. USD LIBOR + 0.290%, 1.529%, due 11/13/17[1]	25,000,000	25,017,665

		168,523,297
Total certificates of deposit (cost—$1,365,000,000)		1,365,082,987

Commercial paper[2]—56.65%
Asset backed-miscellaneous—29.56%
Albion Capital Corp. 1.250%, due 11/14/17	19,148,000	19,139,072
Antalis S.A 1.300%, due 11/30/17	37,400,000	37,360,418

33

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 1.050%, due 11/01/17	$50,000,000	$49,998,359
Barton Capital Corp. 1.190%, due 11/06/17	15,000,000	14,996,727
1.270%, due 11/14/17	47,000,000	46,975,892
1.270%, due 11/16/17	32,800,000	32,780,743
1 mo. USD LIBOR + 0.140%, 1.375%, due 11/01/17[1]	35,000,000	34,987,808
1 mo. USD LIBOR + 0.240%, 1.475%, due 11/02/17[1]	50,000,000	49,999,998
CAFCO LLC 1.250%, due 11/27/17	50,000,000	49,954,400
Cancara Asset Securitisation LLC 1.290%, due 11/27/17	25,000,000	24,976,900
1.290%, due 12/05/17	30,000,000	29,963,250
1.300%, due 11/28/17	50,000,000	49,951,972
1.320%, due 12/19/17	50,000,000	49,910,984
Fairway Finance Corp. 1.300%, due 12/08/17	20,000,000	19,972,851
1.300%, due 12/11/17	35,000,000	34,948,500
1.310%, due 01/03/18	20,000,000	19,952,391
1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	40,000,000	40,002,574
Gotham Funding Corp. 1.250%, due 11/07/17	50,000,000	49,988,528
1.310%, due 12/05/17	25,000,000	24,969,059
1.320%, due 12/14/17	31,869,000	31,818,481
1.340%, due 01/03/18	32,000,000	31,922,802
Liberty Street Funding LLC 1.320%, due 12/21/17	25,000,000	24,953,533
1.350%, due 11/03/17	48,000,000	47,995,140
1.350%, due 11/08/17	35,000,000	34,990,503
1.400%, due 02/05/18	17,000,000	16,935,231
Manhattan Asset Funding Co. LLC 1.250%, due 11/20/17	70,000,000	69,951,700
1.280%, due 12/18/17	30,000,000	29,947,680
1.330%, due 01/08/18	45,000,000	44,882,355
1.360%, due 01/04/18	15,000,000	14,963,356
Nieuw Amsterdam Receivables Corp. 1.250%, due 11/21/17	55,000,000	54,959,703
Old Line Funding LLC 1.320%, due 12/12/17	20,000,000	19,969,807
1.320%, due 01/10/18	30,000,000	29,919,770
1.340%, due 01/05/18	25,000,000	24,938,400
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/10/17[1]	25,000,000	24,998,843
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	35,000,000	34,997,899
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[1]	25,000,000	25,000,034
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/20/17[1]	12,000,000	11,999,998
1.400%, due 02/05/18	7,000,000	6,973,519
Regency Markets No. 1 LLC 1.200%, due 11/02/17	38,000,000	37,997,437

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Starbird Funding Corp. 1.330%, due 11/20/17	$25,000,000	$24,982,736
1.330%, due 12/11/17	59,500,000	59,412,449
1.330%, due 01/02/18	30,000,000	29,929,808
1.340%, due 12/05/17	45,000,000	44,944,000
1.370%, due 01/08/18	20,000,000	19,948,212
Thunder Bay Funding LLC 1.330%, due 01/03/18	30,000,000	29,928,587
1 mo. USD LIBOR + 0.120%, 1.357%, due 11/13/17[1]	25,000,000	24,994,461
1 mo. USD LIBOR + 0.150%, 1.389%, due 11/15/17[1]	12,000,000	11,999,114
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[1]	20,000,000	19,999,997
1.440%, due 02/26/18	31,000,000	30,852,054
Versailles Commercial Paper LLC 1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[1]	40,000,000	39,998,601
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[1]	40,000,000	40,000,002
Victory Receivables Corp. 1.310%, due 12/08/17	28,500,000	28,461,313
1.320%, due 12/12/17	50,000,000	49,924,517
1.340%, due 01/02/18	25,000,000	24,941,506

		1,781,263,974

Banking-non-US—16.11%
ANZ National International Ltd. 1.350%, due 11/06/17	22,000,000	21,995,585
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[1]	30,000,000	29,996,897
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[1]	38,000,000	38,011,146
Australia & New Zealand Banking Group Ltd. 1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[1]	45,000,000	45,006,063
Bank of Nova Scotia 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	40,000,000	40,001,753
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[1]	30,000,000	29,991,094
Barclays Bank PLC 1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[1,3]	105,000,000	105,000,086
BNZ International Funding Ltd. 1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[1]	27,500,000	27,504,060
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/16/17[1]	25,000,000	25,002,777
1 mo. USD LIBOR + 0.190%, 1.425%, due 11/06/17[1]	30,000,000	29,996,634
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[1]	3,000,000	3,002,091
1 mo. USD LIBOR + 0.370%, 1.609%, due 11/23/17[1]	9,000,000	9,008,528
1 mo. USD LIBOR + 0.520%, 1.757%, due 11/17/17[1]	20,000,000	20,020,311

34

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	$22,000,000	$22,004,112
1.360%, due 01/19/18	25,000,000	24,923,722
1.400%, due 02/02/18	53,000,000	52,804,318
1.420%, due 02/12/18	30,000,000	29,876,587
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[1]	42,500,000	42,502,610
National Australia Bank Ltd. 1 mo. USD LIBOR + 0.100%, 1.342%, due 11/29/17[1]	25,000,000	25,003,552
3 mo. USD LIBOR + 0.200%, 1.509%, due 11/14/17[1]	8,000,000	8,006,161
3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[1]	20,500,000	20,503,803
National Bank of Canada 1.310%, due 11/17/17	25,000,000	24,985,798
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	23,000,000	23,004,298
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[1]	20,000,000	20,001,373
3 mo. USD LIBOR + 0.050%, 1.361%, due 11/09/17[1]	14,000,000	14,000,687
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[1]	14,000,000	14,003,183
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/06/17[1]	30,000,000	29,999,620
Societe Generale 1.170%, due 11/07/17	58,000,000	57,986,027
Toronto Dominion Bank 1.383%, due 11/29/17[4]	30,000,000	29,993,830
United Overseas Bank Ltd. 1.280%, due 11/27/17	22,300,000	22,279,662
1.360%, due 01/24/18	30,000,000	29,903,312
1.370%, due 01/11/18	20,000,000	19,946,960
Westpac Banking Corp. 1 mo. USD LIBOR + 0.320%, 1.558%, due 11/13/17[1]	9,500,000	9,507,737
1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[1]	20,000,000	20,016,058
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[1]	5,000,000	5,003,517

		970,793,952

Banking-US—5.02%
Bedford Row Funding Corp. 3 mo. USD LIBOR + 0.110%, 1.467%, due 01/11/18[1]	30,000,000	30,008,294
1 mo. USD LIBOR + 0.290%, 1.532%, due 11/29/17[1]	20,000,000	20,012,290
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	30,000,000	29,999,025
1.060%, due 11/01/17	80,000,000	79,997,400

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Danske Corp. 1.300%, due 12/07/17	$50,000,000	$49,935,404
1.310%, due 12/15/17	50,600,000	50,519,989
1.330%, due 12/27/17	32,100,000	32,035,096
JP Morgan Securities LLC 3 mo. USD LIBOR + 0.140%, 1.465%, due 12/18/17[1]	10,000,000	10,006,201

		302,513,699

Energy-integrated—2.87%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	112,000,000	111,996,323
1.300%, due 11/07/17	61,000,000	60,985,885

		172,982,208

Finance-other—3.09%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	100,000,000	99,976,861
1.420%, due 11/06/17	45,000,000	44,991,083
Collateralized Commercial Paper Co. LLC 1 mo. USD LIBOR + 0.220%, 1.453%, due 11/06/17[1]	41,000,000	41,003,797

		185,971,741
Total commercial paper (cost—$3,413,480,225)		3,413,525,574

Short-term corporate obligations—0.25%
Banking-non-US—0.25%
Westpac Banking Corp. 1 mo. USD LIBOR + 0.190%, 1.432%, due 11/28/17[1] (cost—$15,000,000)	15,000,000	14,998,651

Repurchase agreements—6.81%
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $146,004,543, various asset-backed convertible bonds, zero coupon to 9.750% due 11/15/19 to 10/10/36; (value—$86,400,000); proceeds: $80,003,089	80,000,000	80,000,000
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $20,229,044 various asset-backed convertible bonds, 1.558% to 9.750% due 11/15/19 to 01/15/68; (value—$21,571,802); proceeds: $20,074,500[3]	20,000,000	20,000,000

35

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $8,401,000 Federal Farm Credit Bank obligations, 2.820 to 3.040% due 05/20/36 to 10/20/36, $21,290,440 Federal Home Loan Bank obligations, 0.625% to 2.750% due 08/07/18 to 09/13/41, $3,091,000 Federal Home Loan Mortgage Corp. obligation, 0.875% due 10/12/18, $5,000 Federal National Mortgage Association obligation, 1.750% due 06/20/19, $2,000 Tennessee Valley Authority obligation, 4.500% due 04/01/18, $6,254,200 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/25 to 02/15/44, $29,829,000 US Treasury Inflation Index Notes, 0.125% to 2.125% due 01/15/19 to 01/15/27, $34,565,000 US Treasury Note, 2.250% due 07/31/21 and $126,846,730 US Treasury Bond STRIPs, zero coupon due 05/15/25 to 11/15/27; (value—$209,100,004); proceeds: $205,005,865

	$205,000,000	$205,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $2,023,907 various asset-backed convertible bonds, 3.100% to 10.000% due 10/30/19 to 01/07/30 and $86,217,404 various equity securities; (value—$112,316,167); proceeds: $105,513,713[3,5]	$105,000,000	$105,000,000
Total repurchase agreements (cost—$410,000,000)		410,000,000
Total investments (cost—$6,140,480,225 which approximates cost for federal income tax purposes)—101.92%		6,140,607,212

Liabilities in excess of other assets—(1.92)%		(115,470,881)
Net assets—100.00%		$6,025,136,331

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$937,000,000	$—	$937,000,000
Certificates of deposit	—	1,365,082,987	—	1,365,082,987
Commercial paper	—	3,413,525,574	—	3,413,525,574
Short-term corporate obligations	—	14,998,651	—	14,998,651
Repurchase agreements	—	410,000,000	—	410,000,000
Total	$—	$6,140,607,212	$—	$6,140,607,212

At October 31, 2017, there were no transfers between Level 1 and Level 2.

36

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[5]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

37

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank 1 mo. USD LIBOR – 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR – 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR – 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR – 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR – 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR – 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR – 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR – 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR – 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR – 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR – 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR – 0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR – 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR – 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR – 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR – 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

38

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR – 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR – 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR – 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR – 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR – 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR – 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR – 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR – 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR – 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association 3 mo. USD LIBOR – 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR – 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligation, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000

39

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	$690,000,000	$690,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	150,000,000	150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	100,000,000	100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

40

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

41

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government obligations—30.87%
US Treasury Bills 0.968%, due 11/02/17[1]	$183,000,000	$182,995,082
1.045%, due 01/02/18[1]	178,000,000	177,679,650
1.051%, due 12/28/17[1]	365,000,000	364,393,041
1.080%, due 01/18/18[1]	212,000,000	211,503,920
1.081%, due 01/11/18[1]	180,000,000	179,616,068
US Treasury Notes 0.625%, due 11/30/17	200,000,000	199,973,066
0.750%, due 12/31/17	150,000,000	149,971,361
0.750%, due 01/31/18	458,000,000	457,738,994
0.875%, due 11/30/17	365,000,000	365,005,522
0.875%, due 01/15/18	200,000,000	200,008,622
0.875%, due 01/31/18	97,000,000	97,006,506
1.000%, due 12/15/17	200,000,000	200,008,740
1.000%, due 12/31/17	175,000,000	174,976,957
3 mo. Treasury money market yield + 0.048%, 1.156%, due 11/01/17[2]	100,000,000	99,982,013
3 mo. Treasury money market yield + 0.060%, 1.168%, due 11/01/17[2]	400,000,000	400,043,269
3 mo. Treasury money market yield + 0.070%, 1.178%, due 11/01/17[2]	100,000,000	100,041,781
3 mo. Treasury money market yield + 0.140%, 1.248%, due 11/01/17[2]	400,000,000	400,049,320
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[2]	411,000,000	410,999,041
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	419,200,000	419,206,894
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[2]	547,000,000	547,014,642
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	316,750,000	316,805,241
Total US government obligations (cost—$5,655,019,730)		5,655,019,730

Repurchase agreements—68.11%
Repurchase agreement dated 10/26/17 with Barclays Capital, Inc., 1.050% due 11/02/17, collateralized by $309,597,300 US Treasury Bonds, 3.750% to 6.750% due 08/15/26 to 11/15/43, $354,231,400 US Treasury Notes, 1.750% to 2.125% due 09/30/22 to 05/15/25, $11,075,700 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 05/15/45 and $95,642,093 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/47; (value—$816,000,082); proceeds: $800,163,333	800,000,000	800,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $422,111,700 US Treasury Bonds, 3.000% to 3.625% due 08/15/43 to 11/15/45, $498,738,500 US Treasury Notes, 1.000% to 2.250% due 07/31/18 to 10/31/21, $424,545,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/18 to 08/15/47, $524,700 US Treasury Notes Principal STRIPs, zero coupon due 11/15/18 to 05/15/26 and $543,329,913 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,530,000,002); proceeds: $1,500,303,333	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $179,871,100 US Treasury Bond, 2.500% due 05/15/46, $786,065,100 US Treasury Notes, 1.000% to 2.500% due 09/15/18 to 05/15/24, $7,621,900 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/25 to 08/15/47, $100 US Treasury Note Principal STRIPs, zero coupon due 02/15/23 and $57,493,011 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,020,000,004); proceeds: $1,000,200,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $216,028,700 US Treasury Bond, 2.875% due 08/15/45, $293,059,300 US Treasury Notes, 1.250% to 2.125% due 10/31/18 to 05/15/25 and $10 US Treasury Bonds STRIPs, zero coupon due 02/15/23 to 11/15/26; (value—$510,000,014); proceeds: $500,101,111	500,000,000	500,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $326,627,000 US Treasury Note, 1.500% due 08/15/26; (value—$306,000,043); proceeds: $300,008,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.040% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 03/08/18, $115,998,700 US Treasury Bonds, 3.000% to 7.625% due 11/15/22 to 11/15/44, $265,946,800 US Treasury Inflation Index Note, 0.250% due 01/15/25, $308,924,700 US Treasury Notes, 0.875% due 03/31/18 to 10/15/18 and $400 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/21 to 05/15/39; (value—$714,000,007); proceeds: $700,020,222	700,000,000	700,000,000

42

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $2,165,455,100 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $1,697,142,700 US Treasury Notes, 1.375% to 2.000% due 05/31/21 to 02/15/22; (value—$4,625,128,527); proceeds: $4,625,128,472	$4,625,000,000	$4,625,000,000
Repurchase agreement dated 10/25/17 with Goldman Sachs & Co., 1.010% due 11/01/17, collateralized by $125,831,800 US Treasury Inflation Index Bond, 3.875% due 04/15/29; (value—$255,000,186); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/26/17 with Goldman Sachs & Co., 1.010% due 11/02/17, collateralized by $170,758,100 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value—$255,000,029); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 11/07/17, collateralized by $461,429,600 US Treasury Note, 2.000% due 06/30/24; (value—$459,000,073); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 11/07/17, collateralized by $12,744,200 US Treasury Bill, zero coupon due 03/01/18, $7,096,100 US Treasury Bonds, 7.125% to 8.750% due 02/15/20 to 02/15/23, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $89,524,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $131,403,600 US Treasury Notes, 1.250% to 2.750% due 06/30/19 to 08/15/26; (value—$255,000,033); proceeds: $251,415,556[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 11/09/17, $25,835,900 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 05/15/46, $1,450,100 US Treasury Inflation Index Bonds, 1.375% to 2.375% due 01/15/27 to 02/15/44, $10,501,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/25, $1,482,227,800 US Treasury Notes, 0.750% to 3.500% due 11/30/17 to 08/15/26, $1,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 05/16/46 and $149 US Treasury Bond STRIPs, zero coupon due 05/15/23; (value—$1,530,000,011); proceeds: $1,500,042,083

	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/25/17 with Toronto-Dominion Bank, 1.030% due 11/01/17, collateralized by $355,340,500 US Treasury Notes, 1.375% to 2.250% due 09/30/18 to 11/15/24; (value—$357,000,048); proceeds: $350,070,097	350,000,000	350,000,000
Total repurchase agreements (cost—$12,475,000,000)		12,475,000,000
Total investments (cost—$18,130,019,730 which approximates cost for federal income tax purposes)—98.98%		18,130,019,730

Other assets in excess of liabilities—1.02%		187,262,048
Net assets—100.00%		$18,317,281,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

43

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,655,019,730	$—	$5,655,019,730
Repurchase agreements	—	12,475,000,000	—	12,475,000,000
Total	$—	$18,130,019,730	$—	$18,130,019,730

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

44

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.18%
Federal Home Loan Bank 1.070%, due 11/16/17[1]	$35,000,000	$34,984,396
US Treasury Notes
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	4,600,000	4,599,862
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	250,000	250,023
Total US government and agency obligations (cost—$39,834,281)		39,834,281

Time deposits—14.74%
Banking-non-US—14.74%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	68,000,000	68,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	35,000,000	35,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	40,000,000	40,000,000
Natixis 1.080%, due 11/01/17	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	30,000,000	30,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	30,000,000	30,000,000
Total time deposits (cost—$270,000,000)		270,000,000

Certificates of deposit—17.85%
Banking-non-US—15.26%
Bank of Montreal 3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[2]	15,000,000	15,000,000
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	15,000,000	15,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[2]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[2]	10,000,000	10,000,000
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[2]	9,000,000	9,000,000
DZ Bank AG
1.300%, due 12/21/17	18,000,000	18,000,000
1.330%, due 12/15/17	12,000,000	12,000,000
KBC Bank N.V. 1.180%, due 11/01/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.150%,
1.388%, due 11/06/17[2]	4,000,000	4,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
1.510%, due 04/24/18	$10,000,000	$10,000,000
3 mo. USD LIBOR + 0.320%,
1.677%, due 01/12/18[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%,
1.321%, due 11/02/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.130%,
1.368%, due 11/13/17[2]	7,000,000	7,000,000
Svenska Handelsbanken
1.260%, due 11/17/17	11,000,000	11,000,000
1 mo. USD LIBOR + 0.110%,
1.349%, due 11/15/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.140%,
1.378%, due 11/06/17[2]	11,000,000	11,000,000
1 mo. USD LIBOR + 0.150%,
1.385%, due 11/02/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/24/17[2]	9,000,000	9,000,000
Swedbank AB 1.160%, due 11/01/17	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/15/17[2]	4,500,000	4,500,000
3 mo. USD LIBOR + 0.320%,
1.679%, due 01/16/18[2]	10,000,000	10,000,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%,
1.395%, due 11/08/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/20/17[2]	6,000,000	6,000,000

		279,500,000

Banking-US—2.59%
Branch Banking & Trust Co. 1.170%, due 11/01/17	20,000,000	20,000,000
Citibank New York N.A. 1.280%, due 11/08/17	15,000,000	15,000,000
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%,
1.423%, due 11/06/17[2]	2,500,000	2,500,000
1 mo. USD LIBOR + 0.290%,
1.529%, due 11/13/17[2]	10,000,000	10,000,000

		47,500,000
Total certificates of deposit (cost—$327,000,000)		327,000,000

Commercial paper[1]—50.53%
Asset backed-miscellaneous—24.70%
Albion Capital Corp.
1.270%, due 11/20/17	20,000,000	19,986,595
1.270%, due 11/22/17	5,000,000	4,996,296
Antalis S.A 1.300%, due 11/30/17	24,000,000	23,974,867
Barton Capital LLC 1.150%, due 11/01/17	10,000,000	10,000,000
1.240%, due 11/13/17	20,000,000	19,991,733

45

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.240%,
1.475%, due 11/02/17[2]	$13,000,000	$13,000,000
CAFCO LLC 1.300%, due 12/14/17	40,000,000	39,937,889
Cancara Asset Securitisation LLC
1.230%, due 11/22/17	13,700,000	13,690,170
1.290%, due 11/27/17	15,000,000	14,986,025
1.300%, due 11/28/17	18,000,000	17,982,450
Fairway Finance Corp.
1.300%, due 12/08/17	14,000,000	13,981,294
1.300%, due 12/11/17	15,000,000	14,978,333
1.310%, due 01/03/18	5,000,000	4,988,538
Gotham Funding Corp.
1.310%, due 12/05/17	15,000,000	14,981,442
1.320%, due 12/14/17	15,000,000	14,976,350
Manhattan Asset Funding Co. LLC
1.230%, due 11/03/17	20,000,000	19,998,633
1.320%, due 12/11/17	14,542,000	14,520,672
1.330%, due 01/08/18	13,000,000	12,967,341
Old Line Funding LLC
1.270%, due 12/14/17	15,980,000	15,955,759
1.320%, due 12/12/17	5,000,000	4,992,483
1.320%, due 01/10/18	5,000,000	4,987,167
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[2]	3,000,000	3,000,000
1.400%, due 02/05/18	10,000,000	9,962,667
Starbird Funding Corp.
1.330%, due 11/20/17	8,000,000	7,994,384
1.330%, due 01/02/18	15,000,000	14,965,642
1.370%, due 01/08/18	10,000,000	9,974,122
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[2]	12,000,000	12,000,000
1.440%, due 02/26/18	13,000,000	12,939,160
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[2]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.270%, due 11/21/17	20,000,000	19,985,889
1.320%, due 11/08/17	5,695,000	5,693,538

		452,389,439

Banking-non-US—17.05%
ANZ National International Ltd.
1.350%, due 11/06/17	14,000,000	13,997,375
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[2]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[2]	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[2]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia
1.335%, due 11/28/17	$12,100,000	$12,087,885
1 mo. USD LIBOR + 0.130%, 1.365%, due 11/01/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[2]	9,000,000	9,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[2,3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[2]	10,000,000	10,000,000
Commonwealth Bank of Australia 1 mo. USD LIBOR + 0.170%, 1.408%, due 11/06/17[2]	3,000,000	3,000,000
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[2]	11,000,000	11,000,000
Cooperatieve Rabobank UA 1.330%, due 12/22/17	15,000,000	14,971,738
DBS Bank Ltd. 1.360%, due 01/19/18	15,000,000	14,955,233
1.420%, due 02/12/18	18,000,000	17,926,870
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[2]	17,000,000	17,000,000
National Australia Bank Ltd. 3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[2]	8,000,000	8,000,000
National Bank of Canada 1.310%, due 11/17/17	8,000,000	7,995,342
NRW Bank 1.455%, due 02/26/18	18,000,000	17,914,883
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[2]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[2]	10,000,000	9,999,796
Skandinaviska Enskilda Banken AB 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/01/17[2]	5,000,000	5,000,000
Societe Generale 1.170%, due 11/07/17	35,000,000	34,993,175
United Overseas Bank Ltd. 1.360%, due 01/24/18	10,000,000	9,968,267
1.370%, due 01/11/18	8,000,000	7,978,384
Westpac Banking Corp. 1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[2]	10,000,000	10,000,000
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[2]	3,500,000	3,500,000

		312,288,948

46

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Banking-US—5.02%
Bedford Row Funding Corp. 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/02/17[2]	$20,000,000	$20,000,000
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	16,000,000	16,000,000
Danske Corp. 1.300%, due 12/07/17	16,000,000	15,979,200
1.325%, due 01/16/18	20,000,000	19,944,055
1.400%, due 02/01/18	5,000,000	4,982,111
JP Morgan Securities LLC 1 mo. USD LIBOR + 0.220%, 1.455%, due 11/08/17[2]	15,000,000	15,000,000

		91,905,366

Energy-integrated—1.31%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	24,000,000	24,000,000

Finance-other—2.45%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	25,000,000	24,994,167
1.420%, due 11/06/17	20,000,000	19,996,055

		44,990,222
Total commercial paper (cost—$925,573,975)		925,573,975

Repurchase agreements—16.56%
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $26,670,055 various asset-backed convertible bonds, 1.470% to 9.750% due 05/01/18 to 12/31/99; (value—$26,995,438); proceeds: $25,093,125[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $15,873,680 various asset-backed convertible bonds, 1.658% to 9.750% due 11/15/19 to 12/25/35; (value—$16,200,000); proceeds: $15,000,579	15,000,000	15,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $11,000,000 Federal Farm Credit Bank obligation, 3.000% due 06/01/27, $23,000,000 Federal Home Loan Bank obligations, 2.875% to 3.000% due 03/10/28 to 07/14/36, $1,751,000 Federal Home Loan Mortgage Corp. obligations, 1.375% due 05/01/20, $8,111,000 Federal National Mortgage Association obligations, 0.875% to 2.000% due 07/20/18 to 01/05/22, $2,000,000 Tennessee Valley Authority obligation, 3.875% due 02/15/21, $15,616,200 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $94,561,800 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 01/15/23 and $87,802,769 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/46; (value—$253,266,006); proceeds: $248,307,104

	$248,300,000	$248,300,000
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $319,977 equity security; (value—$16,050,046); proceeds: $15,073,388[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$303,300,000)		303,300,000
Total investments (cost—$1,865,708,256 which approximates cost for federal income tax purposes)—101.86%		1,865,708,256

Liabilities in excess of other assets—(1.86)%		(34,100,787)
Net assets—100.00%		$1,831,607,469

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$39,834,281	$—	$39,834,281
Time deposits	—	270,000,000	—	270,000,000
Certificates of deposit	—	327,000,000	—	327,000,000
Commercial paper	—	925,573,975	—	925,573,975
Repurchase agreements	—	303,300,000	—	303,300,000
Total	$—	$1,865,708,256	$—	$1,865,708,256

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

48

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—91.18%
Alabama—1.26%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.970%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 0.970%, VRD[1]	8,200,000	8,200,000

		33,200,000

Alaska—3.65%
Alaska International Airports Revenue Refunding (System), Series A, 0.920%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.900%, VRD	38,895,000	38,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.900%, VRD	7,290,000	7,290,000
Series B, 0.900%, VRD	9,495,000	9,495,000
Series C, 0.900%, VRD	4,300,000	4,300,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.900%, VRD	29,425,000	29,425,000

		96,405,000

Arizona—0.37%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	4,150,000	4,150,000
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.900%, VRD	5,565,000	5,565,000

		9,715,000

California—1.55%
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.900%, VRD	5,000,000	5,000,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, VRD	4,000,000	4,105,588
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Orange County Water District Certificates of Participation, Series A, 0.890%, VRD	15,935,000	15,935,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California— (concluded)
Santa Clara Electric Revenue, Subseries B, 0.900%, VRD	$13,065,000	$13,065,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,250,000	1,250,000

		41,070,588

Colorado—1.31%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,267,921
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,264,844
Denver City & County Certificates of Participation Refunding,
Series A1, 0.900%, VRD	7,000,000	7,000,000
Series A2, 0.900%, VRD	700,000	700,000
Series A3, 0.900%, VRD	6,300,000	6,300,000

		34,532,765

District of Columbia—1.37%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.900%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.930%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.910%, VRD	10,165,000	10,165,000

		36,215,000

Florida—4.78%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.930%, VRD	87,620,000	87,620,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.910%, VRD	10,460,000	10,460,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 0.930%, VRD	28,350,000	28,350,000

		126,430,000

49

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Georgia—1.01%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	$2,700,000	$2,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.880%, VRD	24,125,000	24,125,000

		26,825,000

Illinois—7.69%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.930%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.950%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.920%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.940%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 0.960%, VRD	9,430,000	9,430,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.930%, VRD	30,180,000	30,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.920%, VRD	23,750,000	23,750,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 0.910%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.920%, VRD	500,000	500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.920%, VRD	21,771,000	21,771,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.950%, VRD	$5,000,000	$5,000,000
Series A-2B, 0.950%, VRD	5,000,000	5,000,000
Series A-2D, 0.950%, VRD	5,000,000	5,000,000

		203,231,000

Indiana—4.05%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.920%, VRD	4,800,000	4,800,000
Series C, 0.910%, VRD	11,700,000	11,700,000
Series D, 0.900%, VRD	16,210,000	16,210,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	10,925,000	10,925,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.950%, VRD	6,860,000	6,860,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.900%, VRD	56,605,000	56,605,000

		107,100,000

Louisiana—1.19%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.900%, VRD	9,450,000	9,450,000
Series B, 0.900%, VRD	1,300,000	1,300,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.900%, VRD	13,800,000	13,800,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	6,945,000	6,945,000

		31,495,000

Maryland—1.62%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.920%, VRD	22,585,000	22,585,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.910%, VRD	20,290,000	20,290,000

		42,875,000

50

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.91%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	$30,000,000	$30,218,093
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.900%, VRD	46,800,000	46,800,000

		77,018,093

Michigan—0.84%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.900%, VRD	11,000,000	11,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.900%, VRD	11,320,000	11,320,000

		22,320,000

Minnesota—1.00%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	3,900,000	3,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A, 0.870%, VRD	19,600,000	19,600,000
Series B, 0.870%, VRD	2,800,000	2,800,000

		26,300,000

Mississippi—4.94%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.940%, VRD	3,000,000	3,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.910%, VRD	20,200,000	20,200,000
Series E, 0.940%, VRD	7,400,000	7,400,000
Series K, 0.940%, VRD	12,200,000	12,200,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.900%, VRD	220,000	220,000
Series A, 0.920%, VRD	17,380,000	17,380,000
Series B, 0.920%, VRD	6,500,000	6,500,000
Series D, 0.920%, VRD	24,000,000	24,000,000
Series E, 0.910%, VRD	2,000,000	2,000,000
Series E, 0.940%, VRD	9,000,000	9,000,000
Series F, 0.900%, VRD	10,860,000	10,860,000
Series G, 0.940%, VRD	2,100,000	2,100,000
Series H, 0.940%, VRD	9,600,000	9,600,000
Series J, 0.910%, VRD	6,000,000	6,000,000

		130,460,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Missouri—0.63%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.920%, VRD	$4,500,000	$4,500,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.910%, VRD	420,000	420,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.880%, VRD	1,600,000	1,600,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.910%, VRD	10,225,000	10,225,000

		16,745,000

Nebraska—0.31%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.910%, VRD	8,170,000	8,170,000

New Jersey—0.15%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.890%, VRD	4,100,000	4,100,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.910%, VRD	14,475,000	14,475,000

New York—28.19%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.910%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.920%, VRD	17,120,000	17,120,000
Subseries E-1, 0.920%, VRD	26,205,000	26,205,000
Subseries E-1, 0.920%, VRD	24,515,000	24,515,000
Subseries E-5, 0.920%, VRD	21,405,000	21,405,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	14,240,000	14,240,000

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	$13,100,000	$13,100,000
Series BB-2, 0.910%, VRD	27,835,000	27,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.920%, VRD	61,620,000	61,620,000
Series B-4, 0.880%, VRD	2,800,000	2,800,000
Series DD-2, 0.900%, VRD	350,000	350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.870%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.920%, VRD	21,690,000	21,690,000
Subseries A-4, 0.920%, VRD	22,300,000	22,300,000
Subseries A-4, 0.930%, VRD	37,515,000	37,515,000
Subseries D-4, 0.930%, VRD	45,890,000	45,890,000
Subseries E-4, 0.900%, VRD	3,640,000	3,640,000
New York City,
Series F, Subseries F-3, 0.910%, VRD	64,780,000	64,780,000
Subseries D-4, 0.920%, VRD	11,700,000	11,700,000
Subseries L-3, 0.910%, VRD	5,940,000	5,940,000
Subseries L-4, 0.920%, VRD	47,845,000	47,845,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.900%, VRD	8,545,000	8,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.910%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.900%, VRD	265,000	265,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.920%, VRD	56,395,000	56,395,000
Series A-2, 0.900%, VRD	38,400,000	38,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.910%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.920%, VRD	12,400,000	12,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.900%, VRD	$45,365,000	$45,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.900%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency (Madison Avenue Housing), 0.960%, VRD	46,700,000	46,700,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2, 0.960%, VRD	8,000,000	8,000,000
Series A-3, 0.920%, VRD	16,600,000	16,600,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.920%, VRD	14,430,000	14,430,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	5,310,000	5,310,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.880%, VRD	6,440,000	6,440,000

		744,995,000

North Carolina—0.52%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.920%, VRD	13,620,000	13,620,000

Ohio—1.22%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.910%, VRD	7,795,000	7,795,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.920%, VRD	20,225,000	20,225,000
Ohio (Common Schools), Series D, 0.930%, VRD	4,185,000	4,185,000

		32,205,000

Pennsylvania—5.77%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.910%, VRD	37,750,000	37,750,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.930%, VRD	9,600,000	9,600,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.930%, VRD	$12,920,000	$12,920,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.900%, VRD	27,650,000	27,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.910%, VRD	19,865,000	19,865,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.900%, VRD	15,500,000	15,500,000
Series B-3, 0.920%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.930%, VRD	20,205,000	20,205,000

		152,390,000

Rhode Island—0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.920%, VRD	1,200,000	1,200,000

Tennessee—0.94%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	16,000,000	16,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.950%, VRD	8,800,000	8,800,000

		24,800,000

Texas—10.11%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.920%, VRD	36,640,000	36,640,000
Subseries C-2, 0.920%, VRD	27,620,000	27,620,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.920%, VRD	22,400,000	22,400,000
Series A-2, 0.920%, VRD	29,185,000	29,185,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.920%, VRD	600,000	600,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 0.920%, VRD	$2,200,000	$2,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.920%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	11,920,000	11,920,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	51,261,253
Texas State, Veteran Bonds, 0.930%, VRD	28,265,000	28,265,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	39,995,000	39,995,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	4,220,000	4,220,000
University of Texas University Revenues (Financing Systems), Series B, 0.880%, VRD	10,485,000	10,485,000

		267,041,253

Utah—1.21%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.900%, VRD	19,900,000	19,900,000
0.900%, VRD	12,000,000	12,000,000

		31,900,000

Virginia—1.16%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.900%, VRD	1,800,000	1,800,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.890%, VRD	15,385,000	15,385,000
Series D, 0.920%, VRD	13,355,000	13,355,000

		30,540,000

Wisconsin—0.83%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.910%, VRD	22,040,000	22,040,000
Total municipal bonds and notes (cost—$2,409,413,699)		2,409,413,699

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Tax-exempt commercial paper—8.35%
California—0.87%
San Diego County Water Authority, 0.820%, due 11/01/17	$12,000,000	$12,000,000
State of California, 0.840%, due 11/02/17	6,000,000	6,000,000
0.920%, due 11/16/17	5,000,000	5,000,000

		23,000,000

Connecticut—0.57%
Yale University, 0.840%, due 11/07/17	15,000,000	15,000,000

District of Columbia—0.91%
Washington D.C. Metropolitan Airport Authority, 0.900%, due 11/20/17	5,000,000	5,000,000
0.900%, due 02/05/18	12,000,000	12,000,000
1.000%, due 02/21/18	7,000,000	7,000,000

		24,000,000

Illinois—1.48%
Illinois Educational Facilities Authority Revenue, 0.840%, due 11/01/17	4,000,000	4,000,000
0.890%, due 11/03/17	17,000,000	17,000,000
0.950%, due 12/04/17	18,000,000	18,000,000

		39,000,000

New York—1.04%
New York State Power Authority, 0.940%, due 11/21/17	21,398,000	21,398,000
0.960%, due 11/15/17	6,000,000	6,000,000

		27,398,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.45%
Cleveland Clinic, 0.850%, due 11/09/17	$7,000,000	$7,000,000
1.000%, due 01/18/18	5,000,000	5,000,000

		12,000,000

Pennsylvania—1.70%
Montgomery County, 0.900%, due 12/01/17	25,000,000	25,000,000
0.930%, due 11/27/17	20,000,000	20,000,000

		45,000,000

Texas—1.06%
Lower Colorado River Authority Revenue, 0.880%, due 11/03/17	10,000,000	10,000,000
Methodist Hospital, 0.850%, due 11/02/17	15,000,000	15,000,000
University of Texas, 0.910%, due 11/01/17	3,000,000	3,000,000

		28,000,000

Virginia—0.27%
University of Virginia, 0.840%, due 11/02/17	7,100,000	7,100,000
Total tax-exempt commercial paper (cost—$220,498,000)		220,498,000
Total investments (cost—$2,629,911,699 which approximates cost for federal income tax purposes)—99.53%		2,629,911,699

Other assets in excess of liabilities—0.47%		12,550,619
Net assets—100.00%		$2,642,462,318

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 55.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,409,413,699	$—	$2,409,413,699
Tax-exempt commercial paper	—	220,498,000	—	220,498,000
Total	$—	$2,629,911,699	$—	$2,629,911,699

At October 31, 2017, there were no transfers between Level 1 and Level 2.

54

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2017 and reset periodically.

See accompanying notes to financial statements.

55

Master Trust

Statement of assets and liabilities

October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$5,730,480,225; $11,059,599,113; $5,655,019,730; $1,562,408,256 and $2,629,911,699, respectively)	$5,730,607,212	$11,059,599,113	$5,655,019,730	$1,562,408,256	$2,629,911,699
Repurchase agreements, at value (cost—$410,000,000; $4,365,000,000; $12,475,000,000; $303,300,000 and $0, respectively)	410,000,000	4,365,000,000	12,475,000,000	303,300,000	—
Total investments in securities, at value (cost—$6,140,480,225; $15,424,599,113; $18,130,019,730; $1,865,708,256 and $2,629,911,699, respectively)	$6,140,607,212	$15,424,599,113	$18,130,019,730	$1,865,708,256	$2,629,911,699
Cash	1,049,271	473,220,172	182,453,018	218,117	6,285
Receivable for investments sold	—	—	—	—	10,000,000
Receivable for interest	2,751,354	7,124,375	6,319,670	818,736	2,753,014
Total assets	6,144,407,837	15,904,943,660	18,318,792,418	1,866,745,109	2,642,670,998

Liabilities:
Payable for investments purchased	118,975,473	384,350,758	—	34,993,175	—
Payable to affiliate	296,033	1,300,675	1,510,640	144,465	208,680
Total liabilities	119,271,506	385,651,433	1,510,640	35,137,640	208,680

Net assets, at value	$6,025,136,331	$15,519,292,227	$18,317,281,778	$1,831,607,469	$2,642,462,318

See accompanying notes to financial statements.

56

Master Trust

Statement of operations

For the six months ended October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$31,388,541	$78,646,536	$85,920,502	$10,119,628	$9,898,957
Expenses:
Investment advisory and administration fees	2,444,413	8,025,382	8,827,264	810,507	1,213,968
Trustees’ fees	27,722	66,297	82,225	15,825	18,338
Total expenses	2,472,135	8,091,679	8,909,489	826,332	1,232,306
Fee waivers by investment advisor	(988,854)	—	—	—	—
Net expenses	1,483,281	8,091,679	8,909,489	826,332	1,232,306
Net investment income	29,905,260	70,554,857	77,011,013	9,293,296	8,666,651
Net realized gain (loss)	7,991	(290,925)	(240,673)	—	—
Net change in unrealized depreciation	(519,480)	—	—	—	—
Net increase in net assets resulting from operations	$29,393,771	$70,263,932	$76,770,340	$9,293,296	$8,666,651

See accompanying notes to financial statements.

57

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$29,905,260	$40,612,757
Net realized gain	7,991	1,410,069
Net change in unrealized appreciation/depreciation	(519,480)	646,467
Net increase in net assets resulting from operations	29,393,771	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	2,834,624,761	(14,078,817,840)
Net increase (decrease) in net assets	2,864,018,532	(14,036,148,547)
Net assets:

Beginning of period	3,161,117,799	17,197,266,346
End of period	$6,025,136,331	$3,161,117,799

	Government Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gain (loss)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

58

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$77,011,013	$60,206,540
Net realized gain (loss)	(240,673)	207,023
Net increase in net assets resulting from operations	76,770,340	60,413,563
Net increase in net assets from beneficial interest transactions	45,516,759	6,250,670,117
Net increase in net assets	122,287,099	6,311,083,680
Net assets:

Beginning of period	18,194,994,679	11,883,910,999
End of period	$18,317,281,778	$18,194,994,679

	Prime CNAV Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$9,293,296	$6,443,318
Net realized gain	—	6,162
Net increase in net assets resulting from operations	9,293,296	6,449,480
Net increase in net assets from beneficial interest transactions	486,156,449	836,608,628
Net increase in net assets	495,449,745	843,058,108
Net assets:

Beginning of period	1,336,157,724	493,099,616
End of period	$1,831,607,469	$1,336,157,724

	Tax-Free Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$8,666,651	$7,472,525
Net realized gain	—	—
Net increase in net assets resulting from operations	8,666,651	7,472,525
Net increase in net assets from beneficial interest transactions	316,061,232	933,174,322
Net increase in net assets	324,727,883	940,646,847
Net assets:

Beginning of period	2,317,734,435	1,377,087,588
End of period	$2,642,462,318	$2,317,734,435

See accompanying notes to financial statements.

59

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.21%[1]	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[2]	0.61%	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of period (000’s)	$6,025,136	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

60

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

61

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.09%	0.06%	0.06%	0.10%[2]
Net investment income	0.86%[1]	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[3]	0.43%	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of period (000’s)	$18,317,282	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

62

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.00%[2,3]
Net investment income	1.12%[2]	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.57%	0.62%	0.12%
Net assets, end of period (000’s)	$1,831,607	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.04%	0.07%	0.10%[2]
Net investment income	0.70%[1]	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[3]	0.35%	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of period (000’s)	$2,642,462	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Master Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

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Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

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Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy has been included near the end of Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

67

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$520,334
Government Master Fund	1,335,063
Treasury Master Fund	1,556,561
Prime CNAV Master Fund	153,289
Tax-Free Master Fund	218,645

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

68

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$16,160
Government Master Fund	34,388
Treasury Master Fund	45,921
Prime CNAV Master Fund	8,824
Tax-Free Master Fund	9,965

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2017, UBS AM owed Prime Master Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$208,141	$988,854

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during the period ended October 31, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	280,826,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

69

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$6,054,852,449	$18,343,964,701
Withdrawals	(3,220,227,688)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$2,834,624,761	$(14,078,817,840)

Government Master Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

Treasury Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$16,293,097,154	$38,470,416,999
Withdrawals	(16,247,580,395)	(32,219,746,882)
Net increase in beneficial interest	$45,516,759	$6,250,670,117

Prime CNAV Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$988,162,033	$1,943,132,148
Withdrawals	(502,005,584)	(1,106,523,520)
Net increase in beneficial interest	$486,156,449	$836,608,628

Tax-Free Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$900,340,960	$3,412,226,666
Withdrawals	(584,279,728)	(2,479,052,344)
Net increase in beneficial interest	$316,061,232	$933,174,322

[1]	Commencement of operations.

70

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$274,817
Gross unrealized depreciation	(147,830)
Net unrealized appreciation	$126,987

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

71

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

72

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

73

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring”. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

74

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median. Management explained that the Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Prime Investor Feeder Fund’s net prospectus expense ratio was below the median in the Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by less than one basis point (i.e., 0.004%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by 5.0 basis points (i.e., 0.050%). Management explained that the Select Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Prime Investor Feeder Fund’s net prospectus expense ratio was at the median in the Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s net prospectus expense ratio was below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee, with the exception of the Select Treasury Preferred Fund, was above the median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s, the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were above the applicable Expense Group median (with the Select Treasury Capital Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the Select Treasury Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 1.5 basis points (i.e., 0.015%) and 4.6 basis points (i.e., 0.046%), respectively. Management explained that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s higher total expenses relative to the applicable Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Treasury Institutional Feeder Fund’s net prospectus expense ratio was at the median and the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median. Management further noted that because the Select Treasury Capital Feeder Fund’s total expenses are below its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee was below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee and overall expenses were above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by 7.9 basis points (i.e., 0.079%), 2.3 basis points (i.e., 0.023%) and 2.7 basis points (i.e., 0.027%), respectively. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 5.0 basis points (i.e., 0.050%), 1.0 basis points (i.e., 0.010%) and 8.4 basis points (i.e., 0.084%), respectively. Management explained that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced

77

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free

78

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

79

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1664

UBS Investor Funds

Semiannual Report  |  October 31, 2017

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.87% as of October 31, 2017, versus 0.66% on April 30, 2017.

•	UBS Select Government Investor Fund: 0.63% as of October 31, 2017, versus 0.35% on April 30, 2017.

•	UBS Select Treasury Investor Fund: 0.59% as of October 31, 2017, versus 0.35% on April 30, 2017.

•	UBS Prime Investor Fund: 0.84% as of October 31, versus 0.62% on April 30, 2017.

•	UBS Tax-Free Investor Fund: 0.46% as of October 31, 2017, versus 0.44% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on October 31, 2017, the Master Fund’s WAM was 19 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. Conversely, we decreased its exposure to time deposits and repurchase agreements. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2017, it was 34 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 11 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to US government and agency obligations, certificates of deposit and time deposits.

•	The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocation to tax-exempt commercial paper and slightly reduced its exposure to municipal bonds and notes.

2

UBS Investor Funds

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

3

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,004.00	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Government Investor Fund
Actual	$1,000.00	$1,002.70	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,002.60	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Prime Investor Fund
Actual	$1,000.00	$1,004.00	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,001.80	$2.27	0.45%
Hypothetical (5% annual return before expenses)	1,000.00	1,022.94	2.29	0.45

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.87%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.87
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.68
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.68
Weighted average maturity[2]	19 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund, your shares of UBS Select Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.63%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.63
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.30
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.30
Weighted average maturity[2]	34 days

Table footnotes are on page 7.

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.59%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.59
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.42
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.42
Weighted average maturity[2]	11 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.84%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.84
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.65
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.65
Weighted average maturity[2]	21 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.46%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.46
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.05
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.05
Weighted average maturity[2]	14 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Investor Funds

Statement of assets and liabilities

October 31, 2017 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$425,443,598; $100,531,833; $354,511,958; $203,771,184 and $60,471,074, respectively, which approximates cost for federal income tax purposes)	$425,460,675
Receivable from affiliate	—
Other assets	15,518
Total assets	425,476,193

Liabilities:
Dividends payable to shareholders	297,591
Payable to affiliate	107,674
Accrued expenses and other liabilities	36,395
Total liabilities	441,660

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 424,989,341; 100,469,786; 354,243,333; 203,576,208 and 60,438,869 outstanding, respectively	$425,016,335
Accumulated (distributions in excess of) net investment income	(369)
Accumulated net realized gain (loss)	1,490
Net unrealized appreciation	17,077
Net assets	$425,034,533
Net asset value per share	$1.0001

8

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$100,531,833	$354,511,958	$203,771,184	$60,471,074
10,268	—	—	10,568
17,250	19,065	4,667	11,697
100,559,351	354,531,023	203,775,851	60,493,339

50,197	170,051	137,700	21,103
—	72,567	37,276	—
39,858	46,913	24,628	33,367
90,055	289,531	199,604	54,470

$100,469,786	$354,243,333	$203,576,208	$60,438,869
—	—	—	—
(490)	(1,841)	39	—
—	—	—	—
$100,469,296	$354,241,492	$203,576,247	$60,438,869
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2017 (unaudited)

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$2,159,211
Expenses allocated from Master Fund	(170,378)
Expense waiver allocated from Master Fund	68,150
Net investment income allocated from Master Fund	2,056,983
Expenses:
Service and distribution fees	595,892
Administration fees	170,284
Professional fees	38,439
Transfer agency fees	35,198
Reports and notices to shareholders	15,487
Trustees’ fees	11,082
State registration fees	11,030
Accounting fees	7,779
Insurance fees	6,248
Organization fees	—
Other expenses	13,093
904,532
Fee waivers and/or expense reimbursements by administrator and/or distributor	(240,587)
Net expenses	663,945
Net investment income	1,393,038
Net realized gain (loss) allocated from Master Fund	602
Net change in unrealized depreciation allocated from Master Fund	(36,736)
Net increase in net assets resulting from operations	$1,356,904

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$392,612	$1,246,920	$946,193	$211,041
(39,733)	(127,626)	(76,527)	(26,228)
—	—	—	—
352,879	1,119,294	869,666	184,813

139,013	446,534	267,637	91,731
39,718	127,550	76,465	26,209
28,153	37,654	33,234	38,398
2,867	12,119	7,726	3,964
4,711	8,847	4,002	6,827
9,512	10,949	10,410	10,418
10,698	10,133	9,615	10,315
7,054	7,059	7,058	7,058
26,308	26,745	2,421	4,473
14,710	—	—	—
14,339	13,150	8,447	6,394
297,083	700,740	427,015	205,787
(158,084)	(254,312)	(159,439)	(114,075)
138,999	446,428	267,576	91,712
213,880	672,866	602,090	93,101
(1,514)	(3,540)	—	—
—	—	—	—
$212,366	$669,326	$602,090	$93,101

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$1,393,038	$633,931
Net realized gains	602	38,001
Net change in unrealized appreciation/depreciation	(36,736)	53,813
Net increase in net assets resulting from operations	1,356,904	725,745
Dividends and distributions to shareholders from:

Net investment income	(1,393,038)	(634,300)
Net realized gains	—	(39,117)
Total dividends and distributions to shareholders	(1,393,038)	(673,417)
Net increase (decrease) in net assets from beneficial interest transactions	176,321,170	(120,560,336)
Net increase (decrease) in net assets	176,285,036	(120,508,008)
Net assets:

Beginning of period	248,749,497	369,257,505
End of period	$425,034,533	$248,749,497
Accumulated undistributed (distributions in excess of) net investment income	$(369)	$(369)

See accompanying notes to financial statements.

12

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from August 17, 2016[1] to April 30, 2017
From operations:

Net investment income	$213,880	$43,631
Net realized gains (losses)	(1,514)	1,293
Net increase in net assets resulting from operations	212,366	44,924
Dividends and distributions to shareholders from:

Net investment income	(213,880)	(43,631)
Net realized gains	—	(269)
Total dividends and distributions to shareholders	(213,880)	(43,900)
Net increase in net assets from beneficial interest transactions	41,811,588	58,658,198
Net increase in net assets	41,810,074	58,659,222
Net assets:

Beginning of period	58,659,222	—
End of period	$100,469,296	$58,659,222
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$672,866	$155,801
Net realized gains (losses)	(3,540)	2,747
Net increase in net assets resulting from operations	669,326	158,548
Dividends and distributions to shareholders from:

Net investment income	(672,866)	(155,801)
Net realized gains	—	(4,623)
Total dividends and distributions to shareholders	(672,866)	(160,424)
Net increase (decrease) in net assets from beneficial interest transactions	160,570,367	(65,025,230)
Net increase (decrease) in net assets	160,566,827	(65,027,106)
Net assets:

Beginning of period	193,674,665	258,701,771
End of period	$354,241,492	$193,674,665
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$602,090	$103,497
Net realized gains	—	147
Net increase in net assets resulting from operations	602,090	103,644
Dividends and distributions to shareholders from:

Net investment income	(602,090)	(103,497)
Net realized gains	—	(108)
Total dividends and distributions to shareholders	(602,090)	(103,605)
Net increase in net assets from beneficial interest transactions	114,043,559	87,186,190
Net increase in net assets	114,043,559	87,186,229
Net assets:

Beginning of period	89,532,688	2,346,459
End of period	$203,576,247	$89,532,688
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$93,101	$50,264
Net increase in net assets resulting from operations	93,101	50,264
Dividends and distributions to shareholders from:

Net investment income	(93,101)	(50,264)
Net realized gains	—	(162)
Total dividends and distributions to shareholders	(93,101)	(50,426)
Net increase in net assets from beneficial interest transactions	13,789,532	19,194,508
Net increase in net assets	13,789,532	19,194,346
Net assets:

Beginning of period	46,649,337	27,454,991
End of period	$60,438,869	$46,649,337
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0041	0.0025	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized and unrealized gains (losses)	(0.0001)	0.0004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0040	0.0029	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.0041)	(0.0025)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.0002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0041)	(0.0027)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.0001	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.40%	0.29%	0.03%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.63%[4]	0.64%	0.61%	0.61%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.45%	0.33%	0.20%	0.20%	0.28%
Net investment income[3]	0.82%[4]	0.22%	0.03%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$425,035	$248,749	$369,258	$340,945	$327,480	$324,525

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from August 17, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.003	0.001
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.003	0.001
Dividends from net investment income	(0.003)	(0.001)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.003)	(0.001)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.27%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.85%[5]	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.43%[5]
Net investment income[4]	0.54%[5]	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$100,469	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains (losses)	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.26%	0.08%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.65%[4]	0.65%	0.61%	0.61%	0.60%	0.60%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.39%	0.16%	0.06%	0.06%	0.14%
Net investment income[3]	0.53%[4]	0.07%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$354,241	$193,675	$258,702	$310,054	$266,448	$323,605

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.004	0.003	0.000 [2]
Net realized gains	—	0.000 [2]	—
Net increase from operations	0.004	0.003	0.000 [2]
Dividends from net investment income	(0.004)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]	—
Total dividends and distributions	(0.004)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.40%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.66%[5]	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.45%[5]	0.45%	0.35%[5]
Net investment income[4]	0.79%[5]	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$203,576	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.002	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.002	0.001	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.18%	0.14%	0.02%	0.02%	0.02%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.89%[4]	1.11%	1.10%	0.97%	0.92%	0.88%
Expenses after fee waivers and/or expense reimbursements[3]	0.45%[4]	0.42%	0.06%	0.04%	0.08%	0.15%
Net investment income[3]	0.36%[4]	0.16%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$60,439	$46,649	$27,455	$22,482	$26,646	$26,980

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (formerly UBS Select Tax-Free Investor Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016 and Government Investor Fund commenced operations on August 17, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (7.06% for Prime Investor Fund, 0.65% for Government Investor Fund, 1.94% for Treasury Investor Fund, 11.13% for Prime CNAV Investor Fund, and 2.29% for Tax-Free Investor Fund at October 31, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Investor Funds

Notes to financial statements (unaudited)

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Investor Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund, as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Investor Fund and Tax-Free Investor Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

23

UBS Investor Funds

Notes to financial statements (unaudited)

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2017, Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2017, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$34,784
Government Investor Fund	8,198
Treasury Investor Fund	29,366
Prime CNAV Investor Fund	16,788
Tax-Free Investor Fund	4,843

The Funds and UBS AM have entered into written fee waiver/expense reimbursement agreements pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2018 (excluding interest expense, if any, and extraordinary items) would not

24

UBS Investor Funds

Notes to financial statements (unaudited)

exceed 0.50%. At October 31, 2017 UBS AM owed the Funds and for the period ended October 31, 2017, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Funds	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$31,463	$155,460
Government Investor Fund	43,064	138,225
Treasury Investor Fund	44,889	190,521
Prime CNAV Investor Fund	29,875	121,205
Tax-Free Investor Fund	29,942	100,971

Each Fund has agreed to repay UBS AM for any such waived fees/ reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2017, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Funds	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021
Prime Investor Fund	$1,250,199	$382,235	$380,661	$331,843	$155,460
Government Investor Fund	309,483	—	—	171,258	138,225
Treasury Investor Fund	995,661	188,974	284,862	331,304	190,521
Prime CNAV Investor Fund	366,885	—	60,558	185,122	121,205
Tax-Free Investor Fund	525,466	110,767	123,777	189,951	100,971

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the six months ended October 31, 2017, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Funds	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

25

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2017, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Funds	Amounts owed to UBS AM—US
Prime Investor Fund	$121,745
Government Investor Fund	28,697
Treasury Investor Fund	102,780
Prime CNAV Investor Fund	58,757
Tax-Free Investor Fund	16,952

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2017, UBS AM—US owed the Funds and for the period ended October 31, 2017, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Funds	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$17,392	$85,127
Government Investor Fund	4,099	19,859
Treasury Investor Fund	14,690	63,791
Prime CNAV Investor Fund	8,394	38,234
Tax-Free Investor Fund	2,421	13,104

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Investor Fund

	For the six months ended October 31, 2017		For the year ended April 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	369,020,991	$369,071,115	289,797,867	$289,823,144
Shares repurchased	(193,887,802)	(193,913,209)	(410,897,184)	(410,920,359)
Dividends reinvested	1,163,089	1,163,264	536,879	536,879
Net increase (decrease)	176,296,278	$176,321,170	(120,562,438)	$(120,560,336)

26

UBS Investor Funds

Notes to financial statements (unaudited)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2017	For the period from August 17, 2016[1] to April 30, 2017
Shares sold	90,113,352	104,170,831
Shares repurchased	(48,395,758)	(45,524,405)
Dividends reinvested	93,994	11,772
Net increase in shares outstanding	41,811,588	58,658,198

Treasury Investor Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	290,077,712	248,818,862
Shares repurchased	(130,010,344)	(313,936,270)
Dividends reinvested	502,999	92,178
Net increase (decrease) in shares outstanding	160,570,367	(65,025,230)

Prime CNAV Investor Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017

Shares sold	242,831,823	137,505,410
Shares repurchased	(129,255,087)	(50,378,956)
Dividends reinvested	466,823	59,736
Net increase in shares outstanding	114,043,559	87,186,190

Tax-Free Investor Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	51,811,619	88,991,703
Shares repurchased	(38,099,857)	(69,830,698)
Dividends reinvested	77,770	33,503
Net increase in shares outstanding	13,789,532	19,194,508

[1]	Commencement of operations.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Investor Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Investor Fund, Treasury Investor Fund and Prime CNAV Investor Fund during the six months ended October 31, 2017 and fiscal year ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Government Investor Fund during the six months ended October 31, 2017 and fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2018. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2017 was 99.31% tax-exempt income, 0.37% ordinary income, and 0.32% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2018.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Investor Fund and Prime CNAV Investor Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,006.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,004.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,005.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,003.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	19 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	47.7%
Sweden	8.6
France	7.8
Australia	5.9
Canada	5.4
Total	75.4%

Portfolio composition[2]
Commercial paper	56.9%
Certificates of deposit	22.7
Repurchase agreements	15.5
Time deposits	6.8
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	11 days

Portfolio composition[2]
Repurchase agreements	68.1%
US government obligations	30.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	53.2%
France	11.2
Sweden	7.0
Canada	5.2
Singapore	5.0
Total	81.6%

Portfolio composition[2]
Commercial paper	50.5%
Certificates of deposit	17.9
Time deposits	14.7
Repurchase agreements	16.6
US government and agency obligations	2.2
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	14 days

Portfolio composition[2]
Municipal bonds and notes	91.2%
Tax-exempt commercial paper	8.3
Other assets less liabilities	0.5
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Time deposits—15.55%
Banking-non-US—15.55%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	$165,000,000	$165,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	40,000,000	40,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	135,000,000	135,000,000
Natixis 1.080%, due 11/01/17	167,000,000	167,000,000
Nordea Bank AB 1.070%, due 11/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	90,000,000	90,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	80,000,000	80,000,000
Toronto Dominion Bank Ltd. 1.050%, due 11/01/17	135,000,000	135,000,000
Total time deposits (cost—$937,000,000)		937,000,000

Certificates of deposit—22.66%
Banking-non-US—19.86%
Bank of Montreal 1 mo. USD LIBOR + 0.110%, 1.342%, due 11/03/17[1]	25,000,000	25,004,738
1 mo. USD LIBOR + 0.160%, 1.398%, due 11/06/17[1]	15,000,000	14,996,028
3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[1]	40,000,000	40,010,396
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[1]	20,000,000	20,003,888
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	125,000,000	124,999,831
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[1]	35,000,000	35,009,468
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/20/17[1]	15,000,000	14,996,867
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[1]	20,000,000	20,004,583
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[1]	22,000,000	22,001,098
DZ Bank AG 1.300%, due 12/21/17	60,000,000	60,000,876
1.330%, due 12/15/17	50,000,000	50,002,890
KBC Bank NV 1.180%, due 11/01/17	125,000,000	125,000,027
Mizuho Bank Ltd. 1.190%, due 11/02/17	127,000,000	126,999,991
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.357%, due 11/09/17[1]	30,000,000	29,997,750
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	36,500,000	36,502,780

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	$22,000,000	$22,002,957
Skandinaviska Enskilda Banken AB 3 mo. USD LIBOR + 0.010%, 1.321%, due 11/02/17[1]	25,000,000	25,006,481
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/13/17[1]	22,000,000	21,999,046
Svenska Handelsbanken AB 1.260%, due 11/17/17	18,000,000	18,000,313
1 mo. USD LIBOR + 0.110%, 1.349%, due 11/15/17[1]	50,000,000	50,009,137
1 mo. USD LIBOR + 0.120%, 1.359%, due 11/15/17[1]	33,000,000	33,005,962
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	37,000,000	37,007,566
1 mo. USD LIBOR + 0.150%, 1.385%, due 11/02/17[1]	10,000,000	10,001,125
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/24/17[1]	30,000,000	29,984,062
Swedbank AB 1.160%, due 11/01/17	93,000,000	93,000,022
Toronto Dominion Bank Ltd. 1.300%, due 01/08/18	40,000,000	39,999,374
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/15/17[1]	12,000,000	12,000,527
3 mo. USD LIBOR + 0.320%, 1.679%, due 01/16/18[1]	25,000,000	25,022,016
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.395%, due 11/08/17[1]	25,000,000	24,991,868
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/20/17[1]	9,000,000	8,998,023

		1,196,559,690

Banking-US—2.80%
Branch Banking & Trust Co. 1.170%, due 11/01/17	80,000,000	80,000,042
Citibank New York N.A. 1.280%, due 11/08/17	55,000,000	55,001,390
Wells Fargo Bank N.A. 3 mo. USD LIBOR + 0.110%, 1.423%, due 11/06/17[1]	8,500,000	8,504,200
1 mo. USD LIBOR + 0.290%, 1.529%, due 11/13/17[1]	25,000,000	25,017,665

		168,523,297
Total certificates of deposit (cost—$1,365,000,000)		1,365,082,987

Commercial paper[2]—56.65%
Asset backed-miscellaneous—29.56%
Albion Capital Corp. 1.250%, due 11/14/17	19,148,000	19,139,072
Antalis S.A 1.300%, due 11/30/17	37,400,000	37,360,418

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 1.050%, due 11/01/17	$50,000,000	$49,998,359
Barton Capital Corp. 1.190%, due 11/06/17	15,000,000	14,996,727
1.270%, due 11/14/17	47,000,000	46,975,892
1.270%, due 11/16/17	32,800,000	32,780,743
1 mo. USD LIBOR + 0.140%, 1.375%, due 11/01/17[1]	35,000,000	34,987,808
1 mo. USD LIBOR + 0.240%, 1.475%, due 11/02/17[1]	50,000,000	49,999,998
CAFCO LLC 1.250%, due 11/27/17	50,000,000	49,954,400
Cancara Asset Securitisation LLC 1.290%, due 11/27/17	25,000,000	24,976,900
1.290%, due 12/05/17	30,000,000	29,963,250
1.300%, due 11/28/17	50,000,000	49,951,972
1.320%, due 12/19/17	50,000,000	49,910,984
Fairway Finance Corp. 1.300%, due 12/08/17	20,000,000	19,972,851
1.300%, due 12/11/17	35,000,000	34,948,500
1.310%, due 01/03/18	20,000,000	19,952,391
1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	40,000,000	40,002,574
Gotham Funding Corp. 1.250%, due 11/07/17	50,000,000	49,988,528
1.310%, due 12/05/17	25,000,000	24,969,059
1.320%, due 12/14/17	31,869,000	31,818,481
1.340%, due 01/03/18	32,000,000	31,922,802
Liberty Street Funding LLC 1.320%, due 12/21/17	25,000,000	24,953,533
1.350%, due 11/03/17	48,000,000	47,995,140
1.350%, due 11/08/17	35,000,000	34,990,503
1.400%, due 02/05/18	17,000,000	16,935,231
Manhattan Asset Funding Co. LLC 1.250%, due 11/20/17	70,000,000	69,951,700
1.280%, due 12/18/17	30,000,000	29,947,680
1.330%, due 01/08/18	45,000,000	44,882,355
1.360%, due 01/04/18	15,000,000	14,963,356
Nieuw Amsterdam Receivables Corp. 1.250%, due 11/21/17	55,000,000	54,959,703
Old Line Funding LLC 1.320%, due 12/12/17	20,000,000	19,969,807
1.320%, due 01/10/18	30,000,000	29,919,770
1.340%, due 01/05/18	25,000,000	24,938,400
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/10/17[1]	25,000,000	24,998,843
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	35,000,000	34,997,899
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[1]	25,000,000	25,000,034
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/20/17[1]	12,000,000	11,999,998
1.400%, due 02/05/18	7,000,000	6,973,519
Regency Markets No. 1 LLC 1.200%, due 11/02/17	38,000,000	37,997,437

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Starbird Funding Corp. 1.330%, due 11/20/17	$25,000,000	$24,982,736
1.330%, due 12/11/17	59,500,000	59,412,449
1.330%, due 01/02/18	30,000,000	29,929,808
1.340%, due 12/05/17	45,000,000	44,944,000
1.370%, due 01/08/18	20,000,000	19,948,212
Thunder Bay Funding LLC 1.330%, due 01/03/18	30,000,000	29,928,587
1 mo. USD LIBOR + 0.120%, 1.357%, due 11/13/17[1]	25,000,000	24,994,461
1 mo. USD LIBOR + 0.150%, 1.389%, due 11/15/17[1]	12,000,000	11,999,114
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[1]	20,000,000	19,999,997
1.440%, due 02/26/18	31,000,000	30,852,054
Versailles Commercial Paper LLC 1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[1]	40,000,000	39,998,601
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[1]	40,000,000	40,000,002
Victory Receivables Corp. 1.310%, due 12/08/17	28,500,000	28,461,313
1.320%, due 12/12/17	50,000,000	49,924,517
1.340%, due 01/02/18	25,000,000	24,941,506

		1,781,263,974

Banking-non-US—16.11%
ANZ National International Ltd. 1.350%, due 11/06/17	22,000,000	21,995,585
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[1]	30,000,000	29,996,897
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[1]	38,000,000	38,011,146
Australia & New Zealand Banking Group Ltd. 1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[1]	45,000,000	45,006,063
Bank of Nova Scotia 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	40,000,000	40,001,753
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[1]	30,000,000	29,991,094
Barclays Bank PLC 1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[1,3]	105,000,000	105,000,086
BNZ International Funding Ltd. 1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[1]	27,500,000	27,504,060
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/16/17[1]	25,000,000	25,002,777
1 mo. USD LIBOR + 0.190%, 1.425%, due 11/06/17[1]	30,000,000	29,996,634
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[1]	3,000,000	3,002,091
1 mo. USD LIBOR + 0.370%, 1.609%, due 11/23/17[1]	9,000,000	9,008,528
1 mo. USD LIBOR + 0.520%, 1.757%, due 11/17/17[1]	20,000,000	20,020,311

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	$22,000,000	$22,004,112
1.360%, due 01/19/18	25,000,000	24,923,722
1.400%, due 02/02/18	53,000,000	52,804,318
1.420%, due 02/12/18	30,000,000	29,876,587
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[1]	42,500,000	42,502,610
National Australia Bank Ltd. 1 mo. USD LIBOR + 0.100%, 1.342%, due 11/29/17[1]	25,000,000	25,003,552
3 mo. USD LIBOR + 0.200%, 1.509%, due 11/14/17[1]	8,000,000	8,006,161
3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[1]	20,500,000	20,503,803
National Bank of Canada 1.310%, due 11/17/17	25,000,000	24,985,798
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	23,000,000	23,004,298
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[1]	20,000,000	20,001,373
3 mo. USD LIBOR + 0.050%, 1.361%, due 11/09/17[1]	14,000,000	14,000,687
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[1]	14,000,000	14,003,183
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/06/17[1]	30,000,000	29,999,620
Societe Generale 1.170%, due 11/07/17	58,000,000	57,986,027
Toronto Dominion Bank 1.383%, due 11/29/17[4]	30,000,000	29,993,830
United Overseas Bank Ltd. 1.280%, due 11/27/17	22,300,000	22,279,662
1.360%, due 01/24/18	30,000,000	29,903,312
1.370%, due 01/11/18	20,000,000	19,946,960
Westpac Banking Corp. 1 mo. USD LIBOR + 0.320%, 1.558%, due 11/13/17[1]	9,500,000	9,507,737
1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[1]	20,000,000	20,016,058
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[1]	5,000,000	5,003,517

		970,793,952

Banking-US—5.02%
Bedford Row Funding Corp. 3 mo. USD LIBOR + 0.110%, 1.467%, due 01/11/18[1]	30,000,000	30,008,294
1 mo. USD LIBOR + 0.290%, 1.532%, due 11/29/17[1]	20,000,000	20,012,290
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	30,000,000	29,999,025
1.060%, due 11/01/17	80,000,000	79,997,400

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Danske Corp. 1.300%, due 12/07/17	$50,000,000	$49,935,404
1.310%, due 12/15/17	50,600,000	50,519,989
1.330%, due 12/27/17	32,100,000	32,035,096
JP Morgan Securities LLC 3 mo. USD LIBOR + 0.140%, 1.465%, due 12/18/17[1]	10,000,000	10,006,201

		302,513,699

Energy-integrated—2.87%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	112,000,000	111,996,323
1.300%, due 11/07/17	61,000,000	60,985,885

		172,982,208

Finance-other—3.09%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	100,000,000	99,976,861
1.420%, due 11/06/17	45,000,000	44,991,083
Collateralized Commercial Paper Co. LLC 1 mo. USD LIBOR + 0.220%, 1.453%, due 11/06/17[1]	41,000,000	41,003,797

		185,971,741
Total commercial paper (cost—$3,413,480,225)		3,413,525,574

Short-term corporate obligations—0.25%
Banking-non-US—0.25%
Westpac Banking Corp. 1 mo. USD LIBOR + 0.190%, 1.432%, due 11/28/17[1] (cost—$15,000,000)	15,000,000	14,998,651

Repurchase agreements—6.81%
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $146,004,543, various asset-backed convertible bonds, zero coupon to 9.750% due 11/15/19 to 10/10/36; (value—$86,400,000); proceeds: $80,003,089	80,000,000	80,000,000
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $20,229,044 various asset-backed convertible bonds, 1.558% to 9.750% due 11/15/19 to 01/15/68; (value—$21,571,802); proceeds: $20,074,500[3]	20,000,000	20,000,000

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $8,401,000 Federal Farm Credit Bank obligations, 2.820 to 3.040% due 05/20/36 to 10/20/36, $21,290,440 Federal Home Loan Bank obligations, 0.625% to 2.750% due 08/07/18 to 09/13/41, $3,091,000 Federal Home Loan Mortgage Corp. obligation, 0.875% due 10/12/18, $5,000 Federal National Mortgage Association obligation, 1.750% due 06/20/19, $2,000 Tennessee Valley Authority obligation, 4.500% due 04/01/18, $6,254,200 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/25 to 02/15/44, $29,829,000 US Treasury Inflation Index Notes, 0.125% to 2.125% due 01/15/19 to 01/15/27, $34,565,000 US Treasury Note, 2.250% due 07/31/21 and $126,846,730 US Treasury Bond STRIPs, zero coupon due 05/15/25 to 11/15/27; (value—$209,100,004); proceeds: $205,005,865

	$205,000,000	$205,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $2,023,907 various asset-backed convertible bonds, 3.100% to 10.000% due 10/30/19 to 01/07/30 and $86,217,404 various equity securities; (value—$112,316,167); proceeds: $105,513,713[3,5]	$105,000,000	$105,000,000
Total repurchase agreements (cost—$410,000,000)		410,000,000
Total investments (cost—$6,140,480,225 which approximates cost for federal income tax purposes)—101.92%		6,140,607,212

Liabilities in excess of other assets—(1.92)%		(115,470,881)
Net assets—100.00%		$6,025,136,331

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$937,000,000	$—	$937,000,000
Certificates of deposit	—	1,365,082,987	—	1,365,082,987
Commercial paper	—	3,413,525,574	—	3,413,525,574
Short-term corporate obligations	—	14,998,651	—	14,998,651
Repurchase agreements	—	410,000,000	—	410,000,000
Total	$—	$6,140,607,212	$—	$6,140,607,212

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[5]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank 1 mo. USD LIBOR – 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR – 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR – 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR – 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR – 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR – 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR – 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR – 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR – 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR – 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR – 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR – 0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR – 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR – 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR – 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR – 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR – 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR – 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR – 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR – 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR – 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR – 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR – 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR – 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR – 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association 3 mo. USD LIBOR – 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR – 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligation, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	$690,000,000	$690,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	150,000,000	150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	100,000,000	100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government obligations—30.87%
US Treasury Bills 0.968%, due 11/02/17[1]	$183,000,000	$182,995,082
1.045%, due 01/02/18[1]	178,000,000	177,679,650
1.051%, due 12/28/17[1]	365,000,000	364,393,041
1.080%, due 01/18/18[1]	212,000,000	211,503,920
1.081%, due 01/11/18[1]	180,000,000	179,616,068
US Treasury Notes 0.625%, due 11/30/17	200,000,000	199,973,066
0.750%, due 12/31/17	150,000,000	149,971,361
0.750%, due 01/31/18	458,000,000	457,738,994
0.875%, due 11/30/17	365,000,000	365,005,522
0.875%, due 01/15/18	200,000,000	200,008,622
0.875%, due 01/31/18	97,000,000	97,006,506
1.000%, due 12/15/17	200,000,000	200,008,740
1.000%, due 12/31/17	175,000,000	174,976,957
3 mo. Treasury money market yield + 0.048%, 1.156%, due 11/01/17[2]	100,000,000	99,982,013
3 mo. Treasury money market yield + 0.060%, 1.168%, due 11/01/17[2]	400,000,000	400,043,269
3 mo. Treasury money market yield + 0.070%, 1.178%, due 11/01/17[2]	100,000,000	100,041,781
3 mo. Treasury money market yield + 0.140%, 1.248%, due 11/01/17[2]	400,000,000	400,049,320
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[2]	411,000,000	410,999,041
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	419,200,000	419,206,894
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[2]	547,000,000	547,014,642
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	316,750,000	316,805,241
Total US government obligations (cost—$5,655,019,730)		5,655,019,730

Repurchase agreements—68.11%
Repurchase agreement dated 10/26/17 with Barclays Capital, Inc., 1.050% due 11/02/17, collateralized by $309,597,300 US Treasury Bonds, 3.750% to 6.750% due 08/15/26 to 11/15/43, $354,231,400 US Treasury Notes, 1.750% to 2.125% due 09/30/22 to 05/15/25, $11,075,700 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 05/15/45 and $95,642,093 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/47; (value—$816,000,082); proceeds: $800,163,333	800,000,000	800,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $422,111,700 US Treasury Bonds, 3.000% to 3.625% due 08/15/43 to 11/15/45, $498,738,500 US Treasury Notes, 1.000% to 2.250% due 07/31/18 to 10/31/21, $424,545,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/18 to 08/15/47, $524,700 US Treasury Notes Principal STRIPs, zero coupon due 11/15/18 to 05/15/26 and $543,329,913 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,530,000,002); proceeds: $1,500,303,333	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $179,871,100 US Treasury Bond, 2.500% due 05/15/46, $786,065,100 US Treasury Notes, 1.000% to 2.500% due 09/15/18 to 05/15/24, $7,621,900 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/25 to 08/15/47, $100 US Treasury Note Principal STRIPs, zero coupon due 02/15/23 and $57,493,011 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,020,000,004); proceeds: $1,000,200,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $216,028,700 US Treasury Bond, 2.875% due 08/15/45, $293,059,300 US Treasury Notes, 1.250% to 2.125% due 10/31/18 to 05/15/25 and $10 US Treasury Bonds STRIPs, zero coupon due 02/15/23 to 11/15/26; (value—$510,000,014); proceeds: $500,101,111	500,000,000	500,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $326,627,000 US Treasury Note, 1.500% due 08/15/26; (value—$306,000,043); proceeds: $300,008,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.040% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 03/08/18, $115,998,700 US Treasury Bonds, 3.000% to 7.625% due 11/15/22 to 11/15/44, $265,946,800 US Treasury Inflation Index Note, 0.250% due 01/15/25, $308,924,700 US Treasury Notes, 0.875% due 03/31/18 to 10/15/18 and $400 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/21 to 05/15/39; (value—$714,000,007); proceeds: $700,020,222	700,000,000	700,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $2,165,455,100 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $1,697,142,700 US Treasury Notes, 1.375% to 2.000% due 05/31/21 to 02/15/22; (value—$4,625,128,527); proceeds: $4,625,128,472	$4,625,000,000	$4,625,000,000
Repurchase agreement dated 10/25/17 with Goldman Sachs & Co., 1.010% due 11/01/17, collateralized by $125,831,800 US Treasury Inflation Index Bond, 3.875% due 04/15/29; (value—$255,000,186); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/26/17 with Goldman Sachs & Co., 1.010% due 11/02/17, collateralized by $170,758,100 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value—$255,000,029); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 11/07/17, collateralized by $461,429,600 US Treasury Note, 2.000% due 06/30/24; (value—$459,000,073); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 11/07/17, collateralized by $12,744,200 US Treasury Bill, zero coupon due 03/01/18, $7,096,100 US Treasury Bonds, 7.125% to 8.750% due 02/15/20 to 02/15/23, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $89,524,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $131,403,600 US Treasury Notes, 1.250% to 2.750% due 06/30/19 to 08/15/26; (value—$255,000,033); proceeds: $251,415,556[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 11/09/17, $25,835,900 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 05/15/46, $1,450,100 US Treasury Inflation Index Bonds, 1.375% to 2.375% due 01/15/27 to 02/15/44, $10,501,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/25, $1,482,227,800 US Treasury Notes, 0.750% to 3.500% due 11/30/17 to 08/15/26, $1,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 05/16/46 and $149 US Treasury Bond STRIPs, zero coupon due 05/15/23; (value—$1,530,000,011); proceeds: $1,500,042,083

	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/25/17 with Toronto-Dominion Bank, 1.030% due 11/01/17, collateralized by $355,340,500 US Treasury Notes, 1.375% to 2.250% due 09/30/18 to 11/15/24; (value—$357,000,048); proceeds: $350,070,097	350,000,000	350,000,000
Total repurchase agreements (cost—$12,475,000,000)		12,475,000,000
Total investments (cost—$18,130,019,730 which approximates cost for federal income tax purposes)—98.98%		18,130,019,730

Other assets in excess of liabilities—1.02%		187,262,048
Net assets—100.00%		$18,317,281,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,655,019,730	$—	$5,655,019,730
Repurchase agreements	—	12,475,000,000	—	12,475,000,000
Total	$—	$18,130,019,730	$—	$18,130,019,730

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.18%
Federal Home Loan Bank 1.070%, due 11/16/17[1]	$35,000,000	$34,984,396
US Treasury Notes
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	4,600,000	4,599,862
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	250,000	250,023
Total US government and agency obligations (cost—$39,834,281)		39,834,281

Time deposits—14.74%
Banking-non-US—14.74%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	68,000,000	68,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	35,000,000	35,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	40,000,000	40,000,000
Natixis 1.080%, due 11/01/17	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	30,000,000	30,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	30,000,000	30,000,000
Total time deposits (cost—$270,000,000)		270,000,000

Certificates of deposit—17.85%
Banking-non-US—15.26%
Bank of Montreal 3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[2]	15,000,000	15,000,000
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	15,000,000	15,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[2]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[2]	10,000,000	10,000,000
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[2]	9,000,000	9,000,000
DZ Bank AG
1.300%, due 12/21/17	18,000,000	18,000,000
1.330%, due 12/15/17	12,000,000	12,000,000
KBC Bank N.V. 1.180%, due 11/01/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.150%,
1.388%, due 11/06/17[2]	4,000,000	4,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
1.510%, due 04/24/18	$10,000,000	$10,000,000
3 mo. USD LIBOR + 0.320%,
1.677%, due 01/12/18[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%,
1.321%, due 11/02/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.130%,
1.368%, due 11/13/17[2]	7,000,000	7,000,000
Svenska Handelsbanken
1.260%, due 11/17/17	11,000,000	11,000,000
1 mo. USD LIBOR + 0.110%,
1.349%, due 11/15/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.140%,
1.378%, due 11/06/17[2]	11,000,000	11,000,000
1 mo. USD LIBOR + 0.150%,
1.385%, due 11/02/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/24/17[2]	9,000,000	9,000,000
Swedbank AB 1.160%, due 11/01/17	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/15/17[2]	4,500,000	4,500,000
3 mo. USD LIBOR + 0.320%,
1.679%, due 01/16/18[2]	10,000,000	10,000,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%,
1.395%, due 11/08/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/20/17[2]	6,000,000	6,000,000

		279,500,000

Banking-US—2.59%
Branch Banking & Trust Co. 1.170%, due 11/01/17	20,000,000	20,000,000
Citibank New York N.A. 1.280%, due 11/08/17	15,000,000	15,000,000
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%,
1.423%, due 11/06/17[2]	2,500,000	2,500,000
1 mo. USD LIBOR + 0.290%,
1.529%, due 11/13/17[2]	10,000,000	10,000,000

		47,500,000
Total certificates of deposit (cost—$327,000,000)		327,000,000

Commercial paper[1]—50.53%
Asset backed-miscellaneous—24.70%
Albion Capital Corp.
1.270%, due 11/20/17	20,000,000	19,986,595
1.270%, due 11/22/17	5,000,000	4,996,296
Antalis S.A 1.300%, due 11/30/17	24,000,000	23,974,867
Barton Capital LLC 1.150%, due 11/01/17	10,000,000	10,000,000
1.240%, due 11/13/17	20,000,000	19,991,733

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.240%,
1.475%, due 11/02/17[2]	$13,000,000	$13,000,000
CAFCO LLC 1.300%, due 12/14/17	40,000,000	39,937,889
Cancara Asset Securitisation LLC
1.230%, due 11/22/17	13,700,000	13,690,170
1.290%, due 11/27/17	15,000,000	14,986,025
1.300%, due 11/28/17	18,000,000	17,982,450
Fairway Finance Corp.
1.300%, due 12/08/17	14,000,000	13,981,294
1.300%, due 12/11/17	15,000,000	14,978,333
1.310%, due 01/03/18	5,000,000	4,988,538
Gotham Funding Corp.
1.310%, due 12/05/17	15,000,000	14,981,442
1.320%, due 12/14/17	15,000,000	14,976,350
Manhattan Asset Funding Co. LLC
1.230%, due 11/03/17	20,000,000	19,998,633
1.320%, due 12/11/17	14,542,000	14,520,672
1.330%, due 01/08/18	13,000,000	12,967,341
Old Line Funding LLC
1.270%, due 12/14/17	15,980,000	15,955,759
1.320%, due 12/12/17	5,000,000	4,992,483
1.320%, due 01/10/18	5,000,000	4,987,167
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[2]	3,000,000	3,000,000
1.400%, due 02/05/18	10,000,000	9,962,667
Starbird Funding Corp.
1.330%, due 11/20/17	8,000,000	7,994,384
1.330%, due 01/02/18	15,000,000	14,965,642
1.370%, due 01/08/18	10,000,000	9,974,122
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[2]	12,000,000	12,000,000
1.440%, due 02/26/18	13,000,000	12,939,160
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[2]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.270%, due 11/21/17	20,000,000	19,985,889
1.320%, due 11/08/17	5,695,000	5,693,538

		452,389,439

Banking-non-US—17.05%
ANZ National International Ltd.
1.350%, due 11/06/17	14,000,000	13,997,375
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[2]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[2]	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[2]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia
1.335%, due 11/28/17	$12,100,000	$12,087,885
1 mo. USD LIBOR + 0.130%, 1.365%, due 11/01/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[2]	9,000,000	9,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[2,3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[2]	10,000,000	10,000,000
Commonwealth Bank of Australia 1 mo. USD LIBOR + 0.170%, 1.408%, due 11/06/17[2]	3,000,000	3,000,000
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[2]	11,000,000	11,000,000
Cooperatieve Rabobank UA 1.330%, due 12/22/17	15,000,000	14,971,738
DBS Bank Ltd. 1.360%, due 01/19/18	15,000,000	14,955,233
1.420%, due 02/12/18	18,000,000	17,926,870
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[2]	17,000,000	17,000,000
National Australia Bank Ltd. 3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[2]	8,000,000	8,000,000
National Bank of Canada 1.310%, due 11/17/17	8,000,000	7,995,342
NRW Bank 1.455%, due 02/26/18	18,000,000	17,914,883
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[2]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[2]	10,000,000	9,999,796
Skandinaviska Enskilda Banken AB 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/01/17[2]	5,000,000	5,000,000
Societe Generale 1.170%, due 11/07/17	35,000,000	34,993,175
United Overseas Bank Ltd. 1.360%, due 01/24/18	10,000,000	9,968,267
1.370%, due 01/11/18	8,000,000	7,978,384
Westpac Banking Corp. 1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[2]	10,000,000	10,000,000
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[2]	3,500,000	3,500,000

		312,288,948

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Banking-US—5.02%
Bedford Row Funding Corp. 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/02/17[2]	$20,000,000	$20,000,000
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	16,000,000	16,000,000
Danske Corp. 1.300%, due 12/07/17	16,000,000	15,979,200
1.325%, due 01/16/18	20,000,000	19,944,055
1.400%, due 02/01/18	5,000,000	4,982,111
JP Morgan Securities LLC 1 mo. USD LIBOR + 0.220%, 1.455%, due 11/08/17[2]	15,000,000	15,000,000

		91,905,366

Energy-integrated—1.31%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	24,000,000	24,000,000

Finance-other—2.45%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	25,000,000	24,994,167
1.420%, due 11/06/17	20,000,000	19,996,055

		44,990,222
Total commercial paper (cost—$925,573,975)		925,573,975

Repurchase agreements—16.56%
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $26,670,055 various asset-backed convertible bonds, 1.470% to 9.750% due 05/01/18 to 12/31/99; (value—$26,995,438); proceeds: $25,093,125[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $15,873,680 various asset-backed convertible bonds, 1.658% to 9.750% due 11/15/19 to 12/25/35; (value—$16,200,000); proceeds: $15,000,579	15,000,000	15,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $11,000,000 Federal Farm Credit Bank obligation, 3.000% due 06/01/27, $23,000,000 Federal Home Loan Bank obligations, 2.875% to 3.000% due 03/10/28 to 07/14/36, $1,751,000 Federal Home Loan Mortgage Corp. obligations, 1.375% due 05/01/20, $8,111,000 Federal National Mortgage Association obligations, 0.875% to 2.000% due 07/20/18 to 01/05/22, $2,000,000 Tennessee Valley Authority obligation, 3.875% due 02/15/21, $15,616,200 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $94,561,800 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 01/15/23 and $87,802,769 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/46; (value—$253,266,006); proceeds: $248,307,104

	$248,300,000	$248,300,000
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $319,977 equity security; (value—$16,050,046); proceeds: $15,073,388[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$303,300,000)		303,300,000
Total investments (cost—$1,865,708,256 which approximates cost for federal income tax purposes)—101.86%		1,865,708,256

Liabilities in excess of other assets—(1.86)%		(34,100,787)
Net assets—100.00%		$1,831,607,469

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$39,834,281	$—	$39,834,281
Time deposits	—	270,000,000	—	270,000,000
Certificates of deposit	—	327,000,000	—	327,000,000
Commercial paper	—	925,573,975	—	925,573,975
Repurchase agreements	—	303,300,000	—	303,300,000
Total	$—	$1,865,708,256	$—	$1,865,708,256

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—91.18%
Alabama—1.26%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.970%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 0.970%, VRD[1]	8,200,000	8,200,000

		33,200,000

Alaska—3.65%
Alaska International Airports Revenue Refunding (System), Series A, 0.920%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.900%, VRD	38,895,000	38,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.900%, VRD	7,290,000	7,290,000
Series B, 0.900%, VRD	9,495,000	9,495,000
Series C, 0.900%, VRD	4,300,000	4,300,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.900%, VRD	29,425,000	29,425,000

		96,405,000

Arizona—0.37%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	4,150,000	4,150,000
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.900%, VRD	5,565,000	5,565,000

		9,715,000

California—1.55%
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.900%, VRD	5,000,000	5,000,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, VRD	4,000,000	4,105,588
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Orange County Water District Certificates of Participation, Series A, 0.890%, VRD	15,935,000	15,935,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California— (concluded)
Santa Clara Electric Revenue, Subseries B, 0.900%, VRD	$13,065,000	$13,065,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,250,000	1,250,000

		41,070,588

Colorado—1.31%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,267,921
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,264,844
Denver City & County Certificates of Participation Refunding,
Series A1, 0.900%, VRD	7,000,000	7,000,000
Series A2, 0.900%, VRD	700,000	700,000
Series A3, 0.900%, VRD	6,300,000	6,300,000

		34,532,765

District of Columbia—1.37%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.900%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.930%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.910%, VRD	10,165,000	10,165,000

		36,215,000

Florida—4.78%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.930%, VRD	87,620,000	87,620,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.910%, VRD	10,460,000	10,460,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 0.930%, VRD	28,350,000	28,350,000

		126,430,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Georgia—1.01%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	$2,700,000	$2,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.880%, VRD	24,125,000	24,125,000

		26,825,000

Illinois—7.69%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.930%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.950%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.920%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.940%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 0.960%, VRD	9,430,000	9,430,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.930%, VRD	30,180,000	30,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.920%, VRD	23,750,000	23,750,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 0.910%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.920%, VRD	500,000	500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.920%, VRD	21,771,000	21,771,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.950%, VRD	$5,000,000	$5,000,000
Series A-2B, 0.950%, VRD	5,000,000	5,000,000
Series A-2D, 0.950%, VRD	5,000,000	5,000,000

		203,231,000

Indiana—4.05%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.920%, VRD	4,800,000	4,800,000
Series C, 0.910%, VRD	11,700,000	11,700,000
Series D, 0.900%, VRD	16,210,000	16,210,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	10,925,000	10,925,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.950%, VRD	6,860,000	6,860,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.900%, VRD	56,605,000	56,605,000

		107,100,000

Louisiana—1.19%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.900%, VRD	9,450,000	9,450,000
Series B, 0.900%, VRD	1,300,000	1,300,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.900%, VRD	13,800,000	13,800,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	6,945,000	6,945,000

		31,495,000

Maryland—1.62%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.920%, VRD	22,585,000	22,585,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.910%, VRD	20,290,000	20,290,000

		42,875,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.91%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	$30,000,000	$30,218,093
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.900%, VRD	46,800,000	46,800,000

		77,018,093

Michigan—0.84%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.900%, VRD	11,000,000	11,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.900%, VRD	11,320,000	11,320,000

		22,320,000

Minnesota—1.00%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	3,900,000	3,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A, 0.870%, VRD	19,600,000	19,600,000
Series B, 0.870%, VRD	2,800,000	2,800,000

		26,300,000

Mississippi—4.94%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.940%, VRD	3,000,000	3,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.910%, VRD	20,200,000	20,200,000
Series E, 0.940%, VRD	7,400,000	7,400,000
Series K, 0.940%, VRD	12,200,000	12,200,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.900%, VRD	220,000	220,000
Series A, 0.920%, VRD	17,380,000	17,380,000
Series B, 0.920%, VRD	6,500,000	6,500,000
Series D, 0.920%, VRD	24,000,000	24,000,000
Series E, 0.910%, VRD	2,000,000	2,000,000
Series E, 0.940%, VRD	9,000,000	9,000,000
Series F, 0.900%, VRD	10,860,000	10,860,000
Series G, 0.940%, VRD	2,100,000	2,100,000
Series H, 0.940%, VRD	9,600,000	9,600,000
Series J, 0.910%, VRD	6,000,000	6,000,000

		130,460,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Missouri—0.63%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.920%, VRD	$4,500,000	$4,500,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.910%, VRD	420,000	420,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.880%, VRD	1,600,000	1,600,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.910%, VRD	10,225,000	10,225,000

		16,745,000

Nebraska—0.31%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.910%, VRD	8,170,000	8,170,000

New Jersey—0.15%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.890%, VRD	4,100,000	4,100,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.910%, VRD	14,475,000	14,475,000

New York—28.19%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.910%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.920%, VRD	17,120,000	17,120,000
Subseries E-1, 0.920%, VRD	26,205,000	26,205,000
Subseries E-1, 0.920%, VRD	24,515,000	24,515,000
Subseries E-5, 0.920%, VRD	21,405,000	21,405,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	14,240,000	14,240,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	$13,100,000	$13,100,000
Series BB-2, 0.910%, VRD	27,835,000	27,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.920%, VRD	61,620,000	61,620,000
Series B-4, 0.880%, VRD	2,800,000	2,800,000
Series DD-2, 0.900%, VRD	350,000	350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.870%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.920%, VRD	21,690,000	21,690,000
Subseries A-4, 0.920%, VRD	22,300,000	22,300,000
Subseries A-4, 0.930%, VRD	37,515,000	37,515,000
Subseries D-4, 0.930%, VRD	45,890,000	45,890,000
Subseries E-4, 0.900%, VRD	3,640,000	3,640,000
New York City,
Series F, Subseries F-3, 0.910%, VRD	64,780,000	64,780,000
Subseries D-4, 0.920%, VRD	11,700,000	11,700,000
Subseries L-3, 0.910%, VRD	5,940,000	5,940,000
Subseries L-4, 0.920%, VRD	47,845,000	47,845,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.900%, VRD	8,545,000	8,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.910%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.900%, VRD	265,000	265,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.920%, VRD	56,395,000	56,395,000
Series A-2, 0.900%, VRD	38,400,000	38,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.910%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.920%, VRD	12,400,000	12,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.900%, VRD	$45,365,000	$45,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.900%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency (Madison Avenue Housing), 0.960%, VRD	46,700,000	46,700,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2, 0.960%, VRD	8,000,000	8,000,000
Series A-3, 0.920%, VRD	16,600,000	16,600,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.920%, VRD	14,430,000	14,430,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	5,310,000	5,310,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.880%, VRD	6,440,000	6,440,000

		744,995,000

North Carolina—0.52%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.920%, VRD	13,620,000	13,620,000

Ohio—1.22%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.910%, VRD	7,795,000	7,795,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.920%, VRD	20,225,000	20,225,000
Ohio (Common Schools), Series D, 0.930%, VRD	4,185,000	4,185,000

		32,205,000

Pennsylvania—5.77%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.910%, VRD	37,750,000	37,750,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.930%, VRD	9,600,000	9,600,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.930%, VRD	$12,920,000	$12,920,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.900%, VRD	27,650,000	27,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.910%, VRD	19,865,000	19,865,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.900%, VRD	15,500,000	15,500,000
Series B-3, 0.920%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.930%, VRD	20,205,000	20,205,000

		152,390,000

Rhode Island—0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.920%, VRD	1,200,000	1,200,000

Tennessee—0.94%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	16,000,000	16,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.950%, VRD	8,800,000	8,800,000

		24,800,000

Texas—10.11%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.920%, VRD	36,640,000	36,640,000
Subseries C-2, 0.920%, VRD	27,620,000	27,620,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.920%, VRD	22,400,000	22,400,000
Series A-2, 0.920%, VRD	29,185,000	29,185,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.920%, VRD	600,000	600,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 0.920%, VRD	$2,200,000	$2,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.920%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	11,920,000	11,920,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	51,261,253
Texas State, Veteran Bonds, 0.930%, VRD	28,265,000	28,265,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	39,995,000	39,995,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	4,220,000	4,220,000
University of Texas University Revenues (Financing Systems), Series B, 0.880%, VRD	10,485,000	10,485,000

		267,041,253

Utah—1.21%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.900%, VRD	19,900,000	19,900,000
0.900%, VRD	12,000,000	12,000,000

		31,900,000

Virginia—1.16%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.900%, VRD	1,800,000	1,800,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.890%, VRD	15,385,000	15,385,000
Series D, 0.920%, VRD	13,355,000	13,355,000

		30,540,000

Wisconsin—0.83%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.910%, VRD	22,040,000	22,040,000
Total municipal bonds and notes (cost—$2,409,413,699)		2,409,413,699

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Tax-exempt commercial paper—8.35%
California—0.87%
San Diego County Water Authority, 0.820%, due 11/01/17	$12,000,000	$12,000,000
State of California, 0.840%, due 11/02/17	6,000,000	6,000,000
0.920%, due 11/16/17	5,000,000	5,000,000

		23,000,000

Connecticut—0.57%
Yale University, 0.840%, due 11/07/17	15,000,000	15,000,000

District of Columbia—0.91%
Washington D.C. Metropolitan Airport Authority, 0.900%, due 11/20/17	5,000,000	5,000,000
0.900%, due 02/05/18	12,000,000	12,000,000
1.000%, due 02/21/18	7,000,000	7,000,000

		24,000,000

Illinois—1.48%
Illinois Educational Facilities Authority Revenue, 0.840%, due 11/01/17	4,000,000	4,000,000
0.890%, due 11/03/17	17,000,000	17,000,000
0.950%, due 12/04/17	18,000,000	18,000,000

		39,000,000

New York—1.04%
New York State Power Authority, 0.940%, due 11/21/17	21,398,000	21,398,000
0.960%, due 11/15/17	6,000,000	6,000,000

		27,398,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.45%
Cleveland Clinic, 0.850%, due 11/09/17	$7,000,000	$7,000,000
1.000%, due 01/18/18	5,000,000	5,000,000

		12,000,000

Pennsylvania—1.70%
Montgomery County, 0.900%, due 12/01/17	25,000,000	25,000,000
0.930%, due 11/27/17	20,000,000	20,000,000

		45,000,000

Texas—1.06%
Lower Colorado River Authority Revenue, 0.880%, due 11/03/17	10,000,000	10,000,000
Methodist Hospital, 0.850%, due 11/02/17	15,000,000	15,000,000
University of Texas, 0.910%, due 11/01/17	3,000,000	3,000,000

		28,000,000

Virginia—0.27%
University of Virginia, 0.840%, due 11/02/17	7,100,000	7,100,000
Total tax-exempt commercial paper (cost—$220,498,000)		220,498,000
Total investments (cost—$2,629,911,699 which approximates cost for federal income tax purposes)—99.53%		2,629,911,699

Other assets in excess of liabilities—0.47%		12,550,619
Net assets—100.00%		$2,642,462,318

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 59.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,409,413,699	$—	$2,409,413,699
Tax-exempt commercial paper	—	220,498,000	—	220,498,000
Total	$—	$2,629,911,699	$—	$2,629,911,699

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2017 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$5,730,480,225; $11,059,599,113; $5,655,019,730; $1,562,408,256 and $2,629,911,699, respectively)	$5,730,607,212	$11,059,599,113	$5,655,019,730	$1,562,408,256	$2,629,911,699
Repurchase agreements, at value (cost—$410,000,000; $4,365,000,000; $12,475,000,000; $303,300,000 and $0, respectively)	410,000,000	4,365,000,000	12,475,000,000	303,300,000	—
Total investments in securities, at value (cost—$6,140,480,225; $15,424,599,113; $18,130,019,730; $1,865,708,256 and $2,629,911,699, respectively)	$6,140,607,212	$15,424,599,113	$18,130,019,730	$1,865,708,256	$2,629,911,699
Cash	1,049,271	473,220,172	182,453,018	218,117	6,285
Receivable for investments sold	—	—	—	—	10,000,000
Receivable for interest	2,751,354	7,124,375	6,319,670	818,736	2,753,014
Total assets	6,144,407,837	15,904,943,660	18,318,792,418	1,866,745,109	2,642,670,998

Liabilities:
Payable for investments purchased	118,975,473	384,350,758	—	34,993,175	—
Payable to affiliate	296,033	1,300,675	1,510,640	144,465	208,680
Total liabilities	119,271,506	385,651,433	1,510,640	35,137,640	208,680

Net assets, at value	$6,025,136,331	$15,519,292,227	$18,317,281,778	$1,831,607,469	$2,642,462,318

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$31,388,541	$78,646,536	$85,920,502	$10,119,628	$9,898,957
Expenses:
Investment advisory and administration fees	2,444,413	8,025,382	8,827,264	810,507	1,213,968
Trustees’ fees	27,722	66,297	82,225	15,825	18,338
Total expenses	2,472,135	8,091,679	8,909,489	826,332	1,232,306
Fee waivers by investment advisor	(988,854)	—	—	—	—
Net expenses	1,483,281	8,091,679	8,909,489	826,332	1,232,306
Net investment income	29,905,260	70,554,857	77,011,013	9,293,296	8,666,651
Net realized gain (loss)	7,991	(290,925)	(240,673)	—	—
Net change in unrealized depreciation	(519,480)	—	—	—	—
Net increase in net assets resulting from operations	$29,393,771	$70,263,932	$76,770,340	$9,293,296	$8,666,651

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$29,905,260	$40,612,757
Net realized gain	7,991	1,410,069
Net change in unrealized appreciation/depreciation	(519,480)	646,467
Net increase in net assets resulting from operations	29,393,771	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	2,834,624,761	(14,078,817,840)
Net increase (decrease) in net assets	2,864,018,532	(14,036,148,547)
Net assets:

Beginning of period	3,161,117,799	17,197,266,346
End of period	$6,025,136,331	$3,161,117,799

	Government Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gain (loss)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$77,011,013	$60,206,540
Net realized gain (loss)	(240,673)	207,023
Net increase in net assets resulting from operations	76,770,340	60,413,563
Net increase in net assets from beneficial interest transactions	45,516,759	6,250,670,117
Net increase in net assets	122,287,099	6,311,083,680
Net assets:

Beginning of period	18,194,994,679	11,883,910,999
End of period	$18,317,281,778	$18,194,994,679

	Prime CNAV Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$9,293,296	$6,443,318
Net realized gain	—	6,162
Net increase in net assets resulting from operations	9,293,296	6,449,480
Net increase in net assets from beneficial interest transactions	486,156,449	836,608,628
Net increase in net assets	495,449,745	843,058,108
Net assets:

Beginning of period	1,336,157,724	493,099,616
End of period	$1,831,607,469	$1,336,157,724

	Tax-Free Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$8,666,651	$7,472,525
Net realized gain	—	—
Net increase in net assets resulting from operations	8,666,651	7,472,525
Net increase in net assets from beneficial interest transactions	316,061,232	933,174,322
Net increase in net assets	324,727,883	940,646,847
Net assets:

Beginning of period	2,317,734,435	1,377,087,588
End of period	$2,642,462,318	$2,317,734,435

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.21%[1]	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[2]	0.61%	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of period (000’s)	$6,025,136	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.09%	0.06%	0.06%	0.10%[2]
Net investment income	0.86%[1]	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[3]	0.43%	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of period (000’s)	$18,317,282	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.00%[2,3]
Net investment income	1.12%[2]	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.57%	0.62%	0.12%
Net assets, end of period (000’s)	$1,831,607	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.04%	0.07%	0.10%[2]
Net investment income	0.70%[1]	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[3]	0.35%	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of period (000’s)	$2,642,462	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Master Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy has been included near the end of Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$520,334
Government Master Fund	1,335,063
Treasury Master Fund	1,556,561
Prime CNAV Master Fund	153,289
Tax-Free Master Fund	218,645

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$16,160
Government Master Fund	34,388
Treasury Master Fund	45,921
Prime CNAV Master Fund	8,824
Tax-Free Master Fund	9,965

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2017, UBS AM owed Prime Master Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$208,141	$988,854

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during the period ended October 31, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	280,826,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$6,054,852,449	$18,343,964,701
Withdrawals	(3,220,227,688)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$2,834,624,761	$(14,078,817,840)

Government Master Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

Treasury Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$16,293,097,154	$38,470,416,999
Withdrawals	(16,247,580,395)	(32,219,746,882)
Net increase in beneficial interest	$45,516,759	$6,250,670,117

Prime CNAV Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$988,162,033	$1,943,132,148
Withdrawals	(502,005,584)	(1,106,523,520)
Net increase in beneficial interest	$486,156,449	$836,608,628

Tax-Free Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$900,340,960	$3,412,226,666
Withdrawals	(584,279,728)	(2,479,052,344)
Net increase in beneficial interest	$316,061,232	$933,174,322

[1]	Commencement of operations.

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$274,817
Gross unrealized depreciation	(147,830)
Net unrealized appreciation	$126,987

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring”. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median. Management explained that the Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Prime Investor Feeder Fund’s net prospectus expense ratio was below the median in the Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by less than one basis point (i.e., 0.004%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by 5.0 basis points (i.e., 0.050%). Management explained that the Select Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Prime Investor Feeder Fund’s net prospectus expense ratio was at the median in the Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s net prospectus expense ratio was below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee, with the exception of the Select Treasury Preferred Fund, was above the median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s, the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were above the applicable Expense Group median (with the Select Treasury Capital Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the Select Treasury Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 1.5 basis points (i.e., 0.015%) and 4.6 basis points (i.e., 0.046%), respectively. Management explained that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s higher total expenses relative to the applicable Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Treasury Institutional Feeder Fund’s net prospectus expense ratio was at the median and the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median. Management further noted that because the Select Treasury Capital Feeder Fund’s total expenses are below its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee was below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee and overall expenses were above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by 7.9 basis points (i.e., 0.079%), 2.3 basis points (i.e., 0.023%) and 2.7 basis points (i.e., 0.027%), respectively. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 5.0 basis points (i.e., 0.050%), 1.0 basis points (i.e., 0.010%) and 8.4 basis points (i.e., 0.084%), respectively. Management explained that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2017

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 1.26% as of October 31, 2017, versus 1.05% on April 30, 2017.

•	UBS Select Government Preferred Fund: 0.94% as of October 31, 2017, versus 0.66% as of April 30, 2017.

•	UBS Select Treasury Preferred Fund: 0.90% as of October 31, 2017, versus 0.66% on April 30, 2017.

•	UBS Prime Preferred Fund: 1.15% as of October 31, 2017, versus 0.93% on April 30, 2017.

•	UBS Tax-Free Preferred Fund: 0.77% as of October 31, 2017, versus 0.75% on April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 6 and 7.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

1

UBS Preferred Funds

since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 25 days. By the end of the period on October 31, 2017, the Master Fund’s WAM was 19 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to commercial paper and certificates of deposit. Conversely, we decreased its exposure to time deposits and repurchase agreements. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•	The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2017, it was 34 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 11 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

•	The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 26 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 21 days. Over the review period, we increased the Master Fund’s allocations to repurchase agreements and commercial paper. Conversely, we reduced its allocations to US government and agency obligations, certificates of deposit and time deposits.

2

UBS Preferred Funds

•	The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was six days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocation to tax-exempt commercial paper and slightly reduced its exposure to municipal bonds and notes.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,006.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,004.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,004.20	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Prime Preferred Fund
Actual	$1,000.00	$1,005.50	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,003.30	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.26%
Seven-day effective yield after fee waivers[1]	1.26
Seven-day current yield before fee waivers[1]	1.14
Seven-day effective yield before fee waivers[1]	1.14
Weighted average maturity[2]	19 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.94%
Seven-day effective yield after fee waivers[1]	0.94
Seven-day current yield before fee waivers[1]	0.90
Seven-day effective yield before fee waivers[1]	0.90
Weighted average maturity[2]	34 days

Table footnotes are on page 7.

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.90%
Seven-day effective yield after fee waivers[1]	0.90
Seven-day current yield before fee waivers[1]	0.86
Seven-day effective yield before fee waivers[1]	0.86
Weighted average maturity[2]	11 days

Table footnotes are on page 7.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	1.15%
Seven-day effective yield after fee waivers[1]	1.15
Seven-day current yield before fee waivers[1]	1.11
Seven-day effective yield before fee waivers[1]	1.11
Weighted average maturity[2]	21 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.77%
Seven-day effective yield after fee waivers[1]	0.77
Seven-day current yield before fee waivers[1]	0.73
Seven-day effective yield before fee waivers[1]	0.73
Weighted average maturity[2]	14 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

7

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2017 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$1,225,674,287; $4,140,038,701; $8,015,288,838; $518,770,676 and $1,039,523,690, respectively, which approximates cost for federal income tax purposes)	$1,225,689,348
Receivable from affiliate	13,738
Total assets	1,225,703,086

Liabilities:
Dividends payable to shareholders	1,456,407
Payable to affiliate	—
Total liabilities	1,456,407

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,224,132,595; 4,136,985,835; 8,009,070,992; 518,253,609 and 1,038,892,984 outstanding, respectively	1,224,227,824
Accumulated net realized gain (loss)	3,794
Net unrealized appreciation	15,061
Net assets	$1,224,246,679
Net asset value per share	$1.0001

8

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$4,140,038,701	$8,015,288,838	$518,770,676	$1,039,523,690
—	—	—	—
4,140,038,701	8,015,288,838	518,770,676	1,039,523,690

2,894,824	6,024,098	505,293	603,753
129,319	248,753	11,152	26,954
3,024,143	6,272,851	516,445	630,707

$4,136,985,835	$8,009,070,992	$518,253,609	$1,038,892,938
28,723	(55,005)	622	45
—	—	—	—
$4,137,014,558	$8,009,015,987	$518,254,231	$1,038,892,983
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

9

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2017 (unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$7,190,179
Expenses allocated from Master Fund	(566,617)
Expense waiver allocated from Master Fund	226,646
Net investment income allocated from Master Fund	6,850,208
Expenses:
Administration fees	439,142
Trustees’ fees	13,737
452,879
Fee waivers by administrator	(452,879)
Net expenses	—
Net investment income	6,850,208
Net realized gain (loss) allocated from Master Fund	1,915
Net change in unrealized depreciation allocated from Master Fund	(117,380)
Net increase in net assets resulting from operations	$6,734,743

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$18,651,406	$42,467,473	$3,163,505	$3,685,749
(1,909,518)	(4,430,885)	(259,133)	(458,725)
—	—	—	—
16,741,888	38,036,588	2,904,372	3,227,024

1,502,117	3,501,698	195,301	353,813
24,194	41,601	11,900	13,058
1,526,311	3,543,299	207,201	366,871
(763,504)	(1,771,636)	(103,599)	(183,431)
762,807	1,771,663	103,602	183,440
15,979,081	36,264,925	2,800,770	3,043,584
(64,149)	(121,798)	—	—
—	—	—	—
$15,914,932	$36,143,127	$2,800,770	$3,043,584

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$6,850,208	$14,791,053
Net realized gains	1,915	735,884
Net change in unrealized appreciation/depreciation	(117,380)	132,441
Net increase in net assets resulting from operations	6,734,743	15,659,378
Dividends and distributions to shareholders from:

Net investment income	(6,850,208)	(14,791,053)
Net realized gains	—	(770,250)
Total dividends and distributions to shareholders	(6,850,208)	(15,561,303)
Net increase (decrease) in net assets from beneficial interest transactions	624,602,293	(6,587,886,057)
Net increase (decrease) in net assets	624,486,828	(6,587,787,982)
Net assets:

Beginning of period	599,759,851	7,187,547,833
End of period	$1,224,246,679	$599,759,851
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

12

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 28, 2016[1] to April 30, 2017
From operations:

Net investment income	$15,979,081	$14,036,534
Net realized gains (losses)	(64,149)	109,400
Net increase in net assets resulting from operations	15,914,932	14,145,934
Dividends and distributions to shareholders from:

Net investment income	(15,979,081)	(14,036,534)
Net realized gains	—	(16,528)
Total dividends and distributions to shareholders	(15,979,081)	(14,053,062)
Net increase in net assets from beneficial interest transactions	38,328,268	4,098,657,567
Net increase in net assets	38,264,119	4,098,750,439
Net assets:

Beginning of period	4,098,750,439	—
End of period	$4,137,014,558	$4,098,750,439
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$36,264,925	$26,377,134
Net realized gains (losses)	(121,798)	95,939
Net increase in net assets resulting from operations	36,143,127	26,473,073
Dividends and distributions to shareholders from:

Net investment income	(36,264,925)	(26,377,134)
Net realized gains	—	(84,859)
Total dividends and distributions to shareholders	(36,264,925)	(26,461,993)
Net increase (decrease) in net assets from beneficial interest transactions	(2,346,967,555)	5,362,287,977
Net increase (decrease) in net assets	(2,347,089,353)	5,362,299,057
Net assets:

Beginning of period	10,356,105,340	4,993,806,283
End of period	$8,009,015,987	$10,356,105,340
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$2,800,770	$2,382,015
Net realized gains	—	2,645
Net increase in net assets resulting from operations	2,800,770	2,384,660
Dividends and distributions to shareholders from:

Net investment income	(2,800,770)	(2,382,015)
Net realized gains	—	(2,023)
Total dividends and distributions to shareholders	(2,800,770)	(2,384,038)
Net increase in net assets from beneficial interest transactions	15,324,489	309,183,106
Net increase in net assets	15,324,489	309,183,728
Net assets:

Beginning of period	502,929,742	193,746,014
End of period	$518,254,231	$502,929,742
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$3,043,584	$2,113,179
Net increase in net assets resulting from operations	3,043,584	2,113,179
Dividends and distributions to shareholders from:

Net investment income	(3,043,584)	(2,113,179)
Net realized gains	—	(207)
Total dividends and distributions to shareholders	(3,043,584)	(2,113,386)
Net increase in net assets from beneficial interest transactions	139,048,232	872,357,496
Net increase in net assets	139,048,232	872,357,289
Net assets:

Beginning of period	899,844,751	27,487,462
End of period	$1,038,892,983	$899,844,751
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0002	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0060	0.0061	0.002	0.001	0.001	0.002
Net realized and unrealized gains (losses)	(0.0001)	0.0011	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.0059	0.0072	0.002	0.001	0.001	0.002
Dividends from net investment income	(0.0060)	(0.0061)	(0.002)	(0.001)	(0.001)	(0.002)
Distributions from net realized gains	—	(0.0009)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.0060)	(0.0070)	(0.002)	(0.001)	(0.001)	(0.002)
Net asset value, end of period	$1.0001	$1.0002	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.60%	0.72%	0.21%	0.07%	0.07%	0.15%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.06%[4]	0.13%	0.14%	0.14%	0.14%	0.14%
Net investment income[3]	1.21%[4]	0.44%	0.21%	0.07%	0.07%	0.15%
Supplemental data:
Net assets, end of period (000’s)	$1,224,247	$599,760	$7,187,548	$5,349,181	$6,456,726	$7,813,076
[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

17

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 28, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.004	0.003
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.004	0.003
Dividends from net investment income	(0.004)	(0.003)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.004)	(0.003)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.42%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.09%[5]
Net investment income[4]	0.84%[5]	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$4,137,015	$4,098,750
[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains (losses)	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.004	0.003	0.001	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.004)	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.42%	0.34%	0.07%	0.01%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.10%	0.06%	0.06%	0.13%
Net investment income[3]	0.82%[4]	0.36%	0.06%	0.01%	0.01%	0.02%
Supplemental data:
Net assets, end of period (000’s)	$8,009,016	$10,356,105	$4,993,806	$4,594,241	$5,466,450	$4,858,387
[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

19

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.005	0.006	0.001
Net realized gains	—	0.000 [2]	—
Net increase from operations	0.005	0.006	0.001
Dividends from net investment income	(0.005)	(0.006)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	—
Total dividends and distributions	(0.005)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.55%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.04%[5]
Net investment income[4]	1.08%[5]	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$518,254	$502,930	$193,746
[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.003	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gains	—	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.003	0.004	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.33%	0.42%	0.03%	0.04%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.04%	0.04%	0.07%	0.13%
Net investment income[3]	0.66%[4]	0.53%	0.02%	0.01%	0.01%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$1,038,893	$899,845	$27,487	$37,959	$35,870	$206,558
[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (formerly UBS Select Tax-Free Preferred Fund) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016 and Government Preferred Fund commenced operations on June 28, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (20.34% for Prime Preferred Fund, 26.67% for Government Preferred Fund, 43.75% for Treasury Preferred Fund, 28.32% for Prime CNAV Preferred Fund, and 39.34% for Tax-Free Preferred Fund at October 31, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

22

UBS Preferred Funds

Notes to financial statements (unaudited)

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share fund—Until October 11, 2016, Prime Preferred Fund sought to maintain a stable price of $1.00 per share. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”) Prime Preferred Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s prospectus).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Effective October 14, 2016, Prime CNAV Preferred Fund and Tax-Free Preferred Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

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UBS Preferred Funds

Notes to financial statements (unaudited)

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with Rule 2a-7, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2017, Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2017, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$95,947
Government Preferred Fund	286,369
Treasury Preferred Fund	540,128
Prime CNAV Preferred Fund	35,439
Tax-Free Preferred Fund	68,200

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and

24

UBS Preferred Funds

Notes to financial statements (unaudited)

expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its administration fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Preferred Fund	$7,799
Government Preferred Fund	13,869
Treasury Preferred Fund	21,312
Prime CNAV Preferred Fund	6,577
Tax-Free Preferred Fund	7,147

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds through August 31, 2018, do not exceed 0.14%. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2017, UBS AM owed the Funds, and for the period ended October 31, 2017, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$53,913	$226,439
Government Preferred Fund	143,181	763,504
Treasury Preferred Fund	270,063	1,771,636
Prime CNAV Preferred Fund	17,710	103,599
Tax-Free Preferred Fund	34,099	183,431

In addition to the above written fee waiver agreement, effective November 1, 2016 through October 31, 2017, with respect to Prime Preferred Fund only, UBS AM had agreed to voluntarily waive an additional 0.04% of its administrative fees. At October 31, 2017, UBS AM owed Prime Preferred Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Preferred Fund	$47,973	$226,440

In addition, UBS AM may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM did not owe and/or waive fees under this additional undertaking.

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UBS Preferred Funds

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share was at $1.00 per share until and including October 10, 2016 and for which the NAV per share has fluctuated since October 11, 2016, were as follows:

Prime Preferred Fund

	For the six months ended October 31, 2017		For the year ended April 30, 2017
	Shares	Amount	Shares	Amount
Shares sold	3,215,892,885	$3,216,318,563	70,730,288,219	$70,730,600,900
Shares repurchased	(2,596,036,020)	(2,596,367,076)	(77,329,661,560)	(77,329,974,403)
Dividends reinvested	4,650,252	4,650,806	11,487,231	11,487,446
Net increase (decrease)	624,507,117	$624,602,293	(6,587,886,110)	$(6,587,886,057)
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund
	For the six months ended October 31, 2017	For the period from June 28, 2016[1] to April 30, 2017
Shares sold	71,336,478,705	114,487,891,326
Shares repurchased	(71,306,012,117)	(110,395,659,654)
Dividends reinvested	7,861,680	6,425,895
Net increase in shares outstanding	38,328,268	4,098,657,567

Treasury Preferred Fund
	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	16,079,264,076	41,570,907,773
Shares repurchased	(18,458,547,232)	(36,228,669,949)
Dividends reinvested	32,315,601	20,050,153
Net increase (decrease) in shares outstanding	(2,346,967,555)	5,362,287,977

Prime CNAV Preferred Fund
	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	277,674,996	956,323,307
Shares repurchased	(265,015,543)	(649,151,582)
Dividends reinvested	2,665,036	2,011,381
Net increase in shares outstanding	15,324,489	309,183,106

Tax-Free Preferred Fund
	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	998,604,328	1,351,677,621
Shares repurchased	(862,361,248)	(480,683,885)
Dividends reinvested	2,805,152	1,363,760
Net increase in shares outstanding	139,048,232	872,357,496

[1]	Commencement of operations.

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UBS Preferred Funds

Notes to financial statements (unaudited)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund, Treasury Preferred Fund and Prime CNAV Preferred Fund during the six months ended October 31, 2017 and fiscal year ended April 30, 2017 was ordinary income. The tax character of distributions paid to shareholders by Government Preferred Fund during the six months ended October 31, 2017 and fiscal period ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund’s fiscal year ending April 30, 2018. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2017 was 99.96% tax-exempt income, 0.03% ordinary income and 0.01% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2018.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

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UBS Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

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Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,006.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

Government Master Fund
Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,004.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,005.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,003.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

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Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	19 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	47.7%
Sweden	8.6
France	7.8
Australia	5.9
Canada	5.4
Total	75.4%

Portfolio composition[2]
Commercial paper	56.9%
Certificates of deposit	22.7
Repurchase agreements	15.5
Time deposits	6.8
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

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Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	11 days

Portfolio composition[2]
Repurchase agreements	68.1%
US government obligations	30.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

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Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	53.2%
France	11.2
Sweden	7.0
Canada	5.2
Singapore	5.0
Total	81.6%

Portfolio composition[2]
Commercial paper	50.5%
Certificates of deposit	17.9
Time deposits	14.7
Repurchase agreements	16.6
US government and agency obligations	2.2
Other assets less liabilities	(1.9)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

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Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	14 days

Portfolio composition[2]
Municipal bonds and notes	91.2%
Tax-exempt commercial paper	8.3
Other assets less liabilities	0.5
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

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Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Time deposits—15.55%
Banking-non-US—15.55%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	$165,000,000	$165,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	40,000,000	40,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	135,000,000	135,000,000
Natixis 1.080%, due 11/01/17	167,000,000	167,000,000
Nordea Bank AB 1.070%, due 11/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	90,000,000	90,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	80,000,000	80,000,000
Toronto Dominion Bank Ltd. 1.050%, due 11/01/17	135,000,000	135,000,000
Total time deposits (cost—$937,000,000)		937,000,000

Certificates of deposit—22.66%
Banking-non-US—19.86%
Bank of Montreal 1 mo. USD LIBOR + 0.110%, 1.342%, due 11/03/17[1]	25,000,000	25,004,738
1 mo. USD LIBOR + 0.160%, 1.398%, due 11/06/17[1]	15,000,000	14,996,028
3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[1]	40,000,000	40,010,396
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[1]	20,000,000	20,003,888
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	125,000,000	124,999,831
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[1]	35,000,000	35,009,468
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/20/17[1]	15,000,000	14,996,867
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[1]	20,000,000	20,004,583
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[1]	22,000,000	22,001,098
DZ Bank AG 1.300%, due 12/21/17	60,000,000	60,000,876
1.330%, due 12/15/17	50,000,000	50,002,890
KBC Bank NV 1.180%, due 11/01/17	125,000,000	125,000,027
Mizuho Bank Ltd. 1.190%, due 11/02/17	127,000,000	126,999,991
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.357%, due 11/09/17[1]	30,000,000	29,997,750
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	36,500,000	36,502,780

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	$22,000,000	$22,002,957
Skandinaviska Enskilda Banken AB 3 mo. USD LIBOR + 0.010%, 1.321%, due 11/02/17[1]	25,000,000	25,006,481
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/13/17[1]	22,000,000	21,999,046
Svenska Handelsbanken AB 1.260%, due 11/17/17	18,000,000	18,000,313
1 mo. USD LIBOR + 0.110%, 1.349%, due 11/15/17[1]	50,000,000	50,009,137
1 mo. USD LIBOR + 0.120%, 1.359%, due 11/15/17[1]	33,000,000	33,005,962
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	37,000,000	37,007,566
1 mo. USD LIBOR + 0.150%, 1.385%, due 11/02/17[1]	10,000,000	10,001,125
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/24/17[1]	30,000,000	29,984,062
Swedbank AB 1.160%, due 11/01/17	93,000,000	93,000,022
Toronto Dominion Bank Ltd. 1.300%, due 01/08/18	40,000,000	39,999,374
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/15/17[1]	12,000,000	12,000,527
3 mo. USD LIBOR + 0.320%, 1.679%, due 01/16/18[1]	25,000,000	25,022,016
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 1.395%, due 11/08/17[1]	25,000,000	24,991,868
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/20/17[1]	9,000,000	8,998,023

		1,196,559,690

Banking-US—2.80%
Branch Banking & Trust Co. 1.170%, due 11/01/17	80,000,000	80,000,042
Citibank New York N.A. 1.280%, due 11/08/17	55,000,000	55,001,390
Wells Fargo Bank N.A. 3 mo. USD LIBOR + 0.110%, 1.423%, due 11/06/17[1]	8,500,000	8,504,200
1 mo. USD LIBOR + 0.290%, 1.529%, due 11/13/17[1]	25,000,000	25,017,665

		168,523,297
Total certificates of deposit (cost—$1,365,000,000)		1,365,082,987

Commercial paper[2]—56.65%
Asset backed-miscellaneous—29.56%
Albion Capital Corp. 1.250%, due 11/14/17	19,148,000	19,139,072
Antalis S.A 1.300%, due 11/30/17	37,400,000	37,360,418

36

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 1.050%, due 11/01/17	$50,000,000	$49,998,359
Barton Capital Corp. 1.190%, due 11/06/17	15,000,000	14,996,727
1.270%, due 11/14/17	47,000,000	46,975,892
1.270%, due 11/16/17	32,800,000	32,780,743
1 mo. USD LIBOR + 0.140%, 1.375%, due 11/01/17[1]	35,000,000	34,987,808
1 mo. USD LIBOR + 0.240%, 1.475%, due 11/02/17[1]	50,000,000	49,999,998
CAFCO LLC 1.250%, due 11/27/17	50,000,000	49,954,400
Cancara Asset Securitisation LLC 1.290%, due 11/27/17	25,000,000	24,976,900
1.290%, due 12/05/17	30,000,000	29,963,250
1.300%, due 11/28/17	50,000,000	49,951,972
1.320%, due 12/19/17	50,000,000	49,910,984
Fairway Finance Corp. 1.300%, due 12/08/17	20,000,000	19,972,851
1.300%, due 12/11/17	35,000,000	34,948,500
1.310%, due 01/03/18	20,000,000	19,952,391
1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	40,000,000	40,002,574
Gotham Funding Corp. 1.250%, due 11/07/17	50,000,000	49,988,528
1.310%, due 12/05/17	25,000,000	24,969,059
1.320%, due 12/14/17	31,869,000	31,818,481
1.340%, due 01/03/18	32,000,000	31,922,802
Liberty Street Funding LLC 1.320%, due 12/21/17	25,000,000	24,953,533
1.350%, due 11/03/17	48,000,000	47,995,140
1.350%, due 11/08/17	35,000,000	34,990,503
1.400%, due 02/05/18	17,000,000	16,935,231
Manhattan Asset Funding Co. LLC 1.250%, due 11/20/17	70,000,000	69,951,700
1.280%, due 12/18/17	30,000,000	29,947,680
1.330%, due 01/08/18	45,000,000	44,882,355
1.360%, due 01/04/18	15,000,000	14,963,356
Nieuw Amsterdam Receivables Corp. 1.250%, due 11/21/17	55,000,000	54,959,703
Old Line Funding LLC 1.320%, due 12/12/17	20,000,000	19,969,807
1.320%, due 01/10/18	30,000,000	29,919,770
1.340%, due 01/05/18	25,000,000	24,938,400
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/10/17[1]	25,000,000	24,998,843
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[1]	35,000,000	34,997,899
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[1]	25,000,000	25,000,034
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/20/17[1]	12,000,000	11,999,998
1.400%, due 02/05/18	7,000,000	6,973,519
Regency Markets No. 1 LLC 1.200%, due 11/02/17	38,000,000	37,997,437

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Starbird Funding Corp. 1.330%, due 11/20/17	$25,000,000	$24,982,736
1.330%, due 12/11/17	59,500,000	59,412,449
1.330%, due 01/02/18	30,000,000	29,929,808
1.340%, due 12/05/17	45,000,000	44,944,000
1.370%, due 01/08/18	20,000,000	19,948,212
Thunder Bay Funding LLC 1.330%, due 01/03/18	30,000,000	29,928,587
1 mo. USD LIBOR + 0.120%, 1.357%, due 11/13/17[1]	25,000,000	24,994,461
1 mo. USD LIBOR + 0.150%, 1.389%, due 11/15/17[1]	12,000,000	11,999,114
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[1]	20,000,000	19,999,997
1.440%, due 02/26/18	31,000,000	30,852,054
Versailles Commercial Paper LLC 1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[1]	40,000,000	39,998,601
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[1]	40,000,000	40,000,002
Victory Receivables Corp. 1.310%, due 12/08/17	28,500,000	28,461,313
1.320%, due 12/12/17	50,000,000	49,924,517
1.340%, due 01/02/18	25,000,000	24,941,506

		1,781,263,974

Banking-non-US—16.11%
ANZ National International Ltd. 1.350%, due 11/06/17	22,000,000	21,995,585
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[1]	30,000,000	29,996,897
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[1]	38,000,000	38,011,146
Australia & New Zealand Banking Group Ltd. 1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[1]	45,000,000	45,006,063
Bank of Nova Scotia 1 mo. USD LIBOR + 0.150%, 1.388%, due 11/06/17[1]	40,000,000	40,001,753
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[1]	30,000,000	29,991,094
Barclays Bank PLC 1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[1,3]	105,000,000	105,000,086
BNZ International Funding Ltd. 1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[1]	27,500,000	27,504,060
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.180%, 1.419%, due 11/16/17[1]	25,000,000	25,002,777
1 mo. USD LIBOR + 0.190%, 1.425%, due 11/06/17[1]	30,000,000	29,996,634
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[1]	3,000,000	3,002,091
1 mo. USD LIBOR + 0.370%, 1.609%, due 11/23/17[1]	9,000,000	9,008,528
1 mo. USD LIBOR + 0.520%, 1.757%, due 11/17/17[1]	20,000,000	20,020,311

37

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DBS Bank Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	$22,000,000	$22,004,112
1.360%, due 01/19/18	25,000,000	24,923,722
1.400%, due 02/02/18	53,000,000	52,804,318
1.420%, due 02/12/18	30,000,000	29,876,587
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[1]	42,500,000	42,502,610
National Australia Bank Ltd. 1 mo. USD LIBOR + 0.100%, 1.342%, due 11/29/17[1]	25,000,000	25,003,552
3 mo. USD LIBOR + 0.200%, 1.509%, due 11/14/17[1]	8,000,000	8,006,161
3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[1]	20,500,000	20,503,803
National Bank of Canada 1.310%, due 11/17/17	25,000,000	24,985,798
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.110%, 1.348%, due 11/13/17[1]	23,000,000	23,004,298
1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[1]	20,000,000	20,001,373
3 mo. USD LIBOR + 0.050%, 1.361%, due 11/09/17[1]	14,000,000	14,000,687
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[1]	14,000,000	14,003,183
1 mo. USD LIBOR + 0.130%, 1.368%, due 11/06/17[1]	30,000,000	29,999,620
Societe Generale 1.170%, due 11/07/17	58,000,000	57,986,027
Toronto Dominion Bank 1.383%, due 11/29/17[4]	30,000,000	29,993,830
United Overseas Bank Ltd. 1.280%, due 11/27/17	22,300,000	22,279,662
1.360%, due 01/24/18	30,000,000	29,903,312
1.370%, due 01/11/18	20,000,000	19,946,960
Westpac Banking Corp. 1 mo. USD LIBOR + 0.320%, 1.558%, due 11/13/17[1]	9,500,000	9,507,737
1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[1]	20,000,000	20,016,058
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[1]	5,000,000	5,003,517

		970,793,952

Banking-US—5.02%
Bedford Row Funding Corp. 3 mo. USD LIBOR + 0.110%, 1.467%, due 01/11/18[1]	30,000,000	30,008,294
1 mo. USD LIBOR + 0.290%, 1.532%, due 11/29/17[1]	20,000,000	20,012,290
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	30,000,000	29,999,025
1.060%, due 11/01/17	80,000,000	79,997,400

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Danske Corp. 1.300%, due 12/07/17	$50,000,000	$49,935,404
1.310%, due 12/15/17	50,600,000	50,519,989
1.330%, due 12/27/17	32,100,000	32,035,096
JP Morgan Securities LLC 3 mo. USD LIBOR + 0.140%, 1.465%, due 12/18/17[1]	10,000,000	10,006,201

		302,513,699

Energy-integrated—2.87%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	112,000,000	111,996,323
1.300%, due 11/07/17	61,000,000	60,985,885

		172,982,208

Finance-other—3.09%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	100,000,000	99,976,861
1.420%, due 11/06/17	45,000,000	44,991,083
Collateralized Commercial Paper Co. LLC 1 mo. USD LIBOR + 0.220%, 1.453%, due 11/06/17[1]	41,000,000	41,003,797

		185,971,741
Total commercial paper (cost—$3,413,480,225)		3,413,525,574

Short-term corporate obligations—0.25%
Banking-non-US—0.25%
Westpac Banking Corp. 1 mo. USD LIBOR + 0.190%, 1.432%, due 11/28/17[1] (cost—$15,000,000)	15,000,000	14,998,651

Repurchase agreements—6.81%
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $146,004,543, various asset-backed convertible bonds, zero coupon to 9.750% due 11/15/19 to 10/10/36; (value—$86,400,000); proceeds: $80,003,089	80,000,000	80,000,000
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $20,229,044 various asset-backed convertible bonds, 1.558% to 9.750% due 11/15/19 to 01/15/68; (value—$21,571,802); proceeds: $20,074,500[3]	20,000,000	20,000,000

38

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $8,401,000 Federal Farm Credit Bank obligations, 2.820 to 3.040% due 05/20/36 to 10/20/36, $21,290,440 Federal Home Loan Bank obligations, 0.625% to 2.750% due 08/07/18 to 09/13/41, $3,091,000 Federal Home Loan Mortgage Corp. obligation, 0.875% due 10/12/18, $5,000 Federal National Mortgage Association obligation, 1.750% due 06/20/19, $2,000 Tennessee Valley Authority obligation, 4.500% due 04/01/18, $6,254,200 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/25 to 02/15/44, $29,829,000 US Treasury Inflation Index Notes, 0.125% to 2.125% due 01/15/19 to 01/15/27, $34,565,000 US Treasury Note, 2.250% due 07/31/21 and $126,846,730 US Treasury Bond STRIPs, zero coupon due 05/15/25 to 11/15/27; (value—$209,100,004); proceeds: $205,005,865

	$205,000,000	$205,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $2,023,907 various asset-backed convertible bonds, 3.100% to 10.000% due 10/30/19 to 01/07/30 and $86,217,404 various equity securities; (value—$112,316,167); proceeds: $105,513,713[3,5]	$105,000,000	$105,000,000
Total repurchase agreements (cost—$410,000,000)		410,000,000
Total investments (cost—$6,140,480,225 which approximates cost for federal income tax purposes)—101.92%		6,140,607,212

Liabilities in excess of other assets—(1.92)%		(115,470,881)
Net assets—100.00%		$6,025,136,331

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$937,000,000	$—	$937,000,000
Certificates of deposit	—	1,365,082,987	—	1,365,082,987
Commercial paper	—	3,413,525,574	—	3,413,525,574
Short-term corporate obligations	—	14,998,651	—	14,998,651
Repurchase agreements	—	410,000,000	—	410,000,000
Total	$—	$6,140,607,212	$—	$6,140,607,212

At October 31, 2017, there were no transfers between Level 1 and Level 2.

39

Prime Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[5]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

40

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank 1 mo. USD LIBOR – 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR – 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR – 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR – 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR – 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR – 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR – 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR – 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR – 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR – 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR – 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR – 0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR – 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR – 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR – 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR – 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR – 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

41

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR – 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR – 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR – 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR – 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR – 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR – 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR – 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR – 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR – 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR – 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association 3 mo. USD LIBOR – 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR – 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligation, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000

42

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	$690,000,000	$690,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	150,000,000	150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	100,000,000	100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

43

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

44

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government obligations—30.87%
US Treasury Bills 0.968%, due 11/02/17[1]	$183,000,000	$182,995,082
1.045%, due 01/02/18[1]	178,000,000	177,679,650
1.051%, due 12/28/17[1]	365,000,000	364,393,041
1.080%, due 01/18/18[1]	212,000,000	211,503,920
1.081%, due 01/11/18[1]	180,000,000	179,616,068
US Treasury Notes 0.625%, due 11/30/17	200,000,000	199,973,066
0.750%, due 12/31/17	150,000,000	149,971,361
0.750%, due 01/31/18	458,000,000	457,738,994
0.875%, due 11/30/17	365,000,000	365,005,522
0.875%, due 01/15/18	200,000,000	200,008,622
0.875%, due 01/31/18	97,000,000	97,006,506
1.000%, due 12/15/17	200,000,000	200,008,740
1.000%, due 12/31/17	175,000,000	174,976,957
3 mo. Treasury money market yield + 0.048%, 1.156%, due 11/01/17[2]	100,000,000	99,982,013
3 mo. Treasury money market yield + 0.060%, 1.168%, due 11/01/17[2]	400,000,000	400,043,269
3 mo. Treasury money market yield + 0.070%, 1.178%, due 11/01/17[2]	100,000,000	100,041,781
3 mo. Treasury money market yield + 0.140%, 1.248%, due 11/01/17[2]	400,000,000	400,049,320
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[2]	411,000,000	410,999,041
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	419,200,000	419,206,894
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[2]	547,000,000	547,014,642
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	316,750,000	316,805,241
Total US government obligations (cost—$5,655,019,730)		5,655,019,730

Repurchase agreements—68.11%
Repurchase agreement dated 10/26/17 with Barclays Capital, Inc., 1.050% due 11/02/17, collateralized by $309,597,300 US Treasury Bonds, 3.750% to 6.750% due 08/15/26 to 11/15/43, $354,231,400 US Treasury Notes, 1.750% to 2.125% due 09/30/22 to 05/15/25, $11,075,700 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 05/15/45 and $95,642,093 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/47; (value—$816,000,082); proceeds: $800,163,333	800,000,000	800,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $422,111,700 US Treasury Bonds, 3.000% to 3.625% due 08/15/43 to 11/15/45, $498,738,500 US Treasury Notes, 1.000% to 2.250% due 07/31/18 to 10/31/21, $424,545,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/18 to 08/15/47, $524,700 US Treasury Notes Principal STRIPs, zero coupon due 11/15/18 to 05/15/26 and $543,329,913 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,530,000,002); proceeds: $1,500,303,333	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $179,871,100 US Treasury Bond, 2.500% due 05/15/46, $786,065,100 US Treasury Notes, 1.000% to 2.500% due 09/15/18 to 05/15/24, $7,621,900 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/25 to 08/15/47, $100 US Treasury Note Principal STRIPs, zero coupon due 02/15/23 and $57,493,011 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,020,000,004); proceeds: $1,000,200,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $216,028,700 US Treasury Bond, 2.875% due 08/15/45, $293,059,300 US Treasury Notes, 1.250% to 2.125% due 10/31/18 to 05/15/25 and $10 US Treasury Bonds STRIPs, zero coupon due 02/15/23 to 11/15/26; (value—$510,000,014); proceeds: $500,101,111	500,000,000	500,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $326,627,000 US Treasury Note, 1.500% due 08/15/26; (value—$306,000,043); proceeds: $300,008,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.040% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 03/08/18, $115,998,700 US Treasury Bonds, 3.000% to 7.625% due 11/15/22 to 11/15/44, $265,946,800 US Treasury Inflation Index Note, 0.250% due 01/15/25, $308,924,700 US Treasury Notes, 0.875% due 03/31/18 to 10/15/18 and $400 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/21 to 05/15/39; (value—$714,000,007); proceeds: $700,020,222	700,000,000	700,000,000

45

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $2,165,455,100 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $1,697,142,700 US Treasury Notes, 1.375% to 2.000% due 05/31/21 to 02/15/22; (value—$4,625,128,527); proceeds: $4,625,128,472	$4,625,000,000	$4,625,000,000
Repurchase agreement dated 10/25/17 with Goldman Sachs & Co., 1.010% due 11/01/17, collateralized by $125,831,800 US Treasury Inflation Index Bond, 3.875% due 04/15/29; (value—$255,000,186); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/26/17 with Goldman Sachs & Co., 1.010% due 11/02/17, collateralized by $170,758,100 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value—$255,000,029); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 11/07/17, collateralized by $461,429,600 US Treasury Note, 2.000% due 06/30/24; (value—$459,000,073); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 11/07/17, collateralized by $12,744,200 US Treasury Bill, zero coupon due 03/01/18, $7,096,100 US Treasury Bonds, 7.125% to 8.750% due 02/15/20 to 02/15/23, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $89,524,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $131,403,600 US Treasury Notes, 1.250% to 2.750% due 06/30/19 to 08/15/26; (value—$255,000,033); proceeds: $251,415,556[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 11/09/17, $25,835,900 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 05/15/46, $1,450,100 US Treasury Inflation Index Bonds, 1.375% to 2.375% due 01/15/27 to 02/15/44, $10,501,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/25, $1,482,227,800 US Treasury Notes, 0.750% to 3.500% due 11/30/17 to 08/15/26, $1,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 05/16/46 and $149 US Treasury Bond STRIPs, zero coupon due 05/15/23; (value—$1,530,000,011); proceeds: $1,500,042,083

	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/25/17 with Toronto-Dominion Bank, 1.030% due 11/01/17, collateralized by $355,340,500 US Treasury Notes, 1.375% to 2.250% due 09/30/18 to 11/15/24; (value—$357,000,048); proceeds: $350,070,097	350,000,000	350,000,000
Total repurchase agreements (cost—$12,475,000,000)		12,475,000,000
Total investments (cost—$18,130,019,730 which approximates cost for federal income tax purposes)—98.98%		18,130,019,730

Other assets in excess of liabilities—1.02%		187,262,048
Net assets—100.00%		$18,317,281,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

46

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,655,019,730	$—	$5,655,019,730
Repurchase agreements	—	12,475,000,000	—	12,475,000,000
Total	$—	$18,130,019,730	$—	$18,130,019,730

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

47

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.18%
Federal Home Loan Bank 1.070%, due 11/16/17[1]	$35,000,000	$34,984,396
US Treasury Notes
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	4,600,000	4,599,862
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	250,000	250,023
Total US government and agency obligations (cost—$39,834,281)		39,834,281

Time deposits—14.74%
Banking-non-US—14.74%
Credit Agricole Corporate & Investment Bank 1.070%, due 11/01/17	68,000,000	68,000,000
Credit Industriel et Commercial 1.070%, due 11/01/17	35,000,000	35,000,000
DnB NOR Bank ASA 1.060%, due 11/01/17	40,000,000	40,000,000
Natixis 1.080%, due 11/01/17	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.070%, due 11/01/17	30,000,000	30,000,000
Svenska Handelsbanken 1.050%, due 11/01/17	30,000,000	30,000,000
Total time deposits (cost—$270,000,000)		270,000,000

Certificates of deposit—17.85%
Banking-non-US—15.26%
Bank of Montreal 3 mo. USD LIBOR + 0.100%, 1.424%, due 12/18/17[2]	15,000,000	15,000,000
Bank of Nova Scotia 3 mo. USD LIBOR + 0.300%, 1.614%, due 11/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.160%, due 11/03/17	15,000,000	15,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.375%, due 11/15/17[2]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.260%, 1.576%, due 11/21/17[2]	10,000,000	10,000,000
DnB NOR Bank ASA 3 mo. USD LIBOR, 1.309%, due 11/13/17[2]	9,000,000	9,000,000
DZ Bank AG
1.300%, due 12/21/17	18,000,000	18,000,000
1.330%, due 12/15/17	12,000,000	12,000,000
KBC Bank N.V. 1.180%, due 11/01/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.150%,
1.388%, due 11/06/17[2]	4,000,000	4,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
1.510%, due 04/24/18	$10,000,000	$10,000,000
3 mo. USD LIBOR + 0.320%,
1.677%, due 01/12/18[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.010%,
1.321%, due 11/02/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.130%,
1.368%, due 11/13/17[2]	7,000,000	7,000,000
Svenska Handelsbanken
1.260%, due 11/17/17	11,000,000	11,000,000
1 mo. USD LIBOR + 0.110%,
1.349%, due 11/15/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.140%,
1.378%, due 11/06/17[2]	11,000,000	11,000,000
1 mo. USD LIBOR + 0.150%,
1.385%, due 11/02/17[2]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/24/17[2]	9,000,000	9,000,000
Swedbank AB 1.160%, due 11/01/17	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/15/17[2]	4,500,000	4,500,000
3 mo. USD LIBOR + 0.320%,
1.679%, due 01/16/18[2]	10,000,000	10,000,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%,
1.395%, due 11/08/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%,
1.419%, due 11/20/17[2]	6,000,000	6,000,000

		279,500,000

Banking-US—2.59%
Branch Banking & Trust Co. 1.170%, due 11/01/17	20,000,000	20,000,000
Citibank New York N.A. 1.280%, due 11/08/17	15,000,000	15,000,000
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%,
1.423%, due 11/06/17[2]	2,500,000	2,500,000
1 mo. USD LIBOR + 0.290%,
1.529%, due 11/13/17[2]	10,000,000	10,000,000

		47,500,000
Total certificates of deposit (cost—$327,000,000)		327,000,000

Commercial paper[1]—50.53%
Asset backed-miscellaneous—24.70%
Albion Capital Corp.
1.270%, due 11/20/17	20,000,000	19,986,595
1.270%, due 11/22/17	5,000,000	4,996,296
Antalis S.A 1.300%, due 11/30/17	24,000,000	23,974,867
Barton Capital LLC 1.150%, due 11/01/17	10,000,000	10,000,000
1.240%, due 11/13/17	20,000,000	19,991,733

48

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.240%,
1.475%, due 11/02/17[2]	$13,000,000	$13,000,000
CAFCO LLC 1.300%, due 12/14/17	40,000,000	39,937,889
Cancara Asset Securitisation LLC
1.230%, due 11/22/17	13,700,000	13,690,170
1.290%, due 11/27/17	15,000,000	14,986,025
1.300%, due 11/28/17	18,000,000	17,982,450
Fairway Finance Corp.
1.300%, due 12/08/17	14,000,000	13,981,294
1.300%, due 12/11/17	15,000,000	14,978,333
1.310%, due 01/03/18	5,000,000	4,988,538
Gotham Funding Corp.
1.310%, due 12/05/17	15,000,000	14,981,442
1.320%, due 12/14/17	15,000,000	14,976,350
Manhattan Asset Funding Co. LLC
1.230%, due 11/03/17	20,000,000	19,998,633
1.320%, due 12/11/17	14,542,000	14,520,672
1.330%, due 01/08/18	13,000,000	12,967,341
Old Line Funding LLC
1.270%, due 12/14/17	15,980,000	15,955,759
1.320%, due 12/12/17	5,000,000	4,992,483
1.320%, due 01/10/18	5,000,000	4,987,167
1 mo. USD LIBOR + 0.130%, 1.369%, due 11/20/17[2]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 1.373%, due 11/06/17[2]	3,000,000	3,000,000
1.400%, due 02/05/18	10,000,000	9,962,667
Starbird Funding Corp.
1.330%, due 11/20/17	8,000,000	7,994,384
1.330%, due 01/02/18	15,000,000	14,965,642
1.370%, due 01/08/18	10,000,000	9,974,122
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/21/17[2]	12,000,000	12,000,000
1.440%, due 02/26/18	13,000,000	12,939,160
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.180%, 1.420%, due 11/27/17[2]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.200%, 1.440%, due 11/27/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.270%, due 11/21/17	20,000,000	19,985,889
1.320%, due 11/08/17	5,695,000	5,693,538

		452,389,439

Banking-non-US—17.05%
ANZ National International Ltd.
1.350%, due 11/06/17	14,000,000	13,997,375
1 mo. USD LIBOR + 0.160%, 1.397%, due 11/09/17[2]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.160%, 1.399%, due 11/22/17[2]	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.080%, 1.318%, due 11/06/17[2]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia
1.335%, due 11/28/17	$12,100,000	$12,087,885
1 mo. USD LIBOR + 0.130%, 1.365%, due 11/01/17[2]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 1.409%, due 11/20/17[2]	9,000,000	9,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.300%, 1.538%, due 02/23/18[2,3]	10,000,000	10,000,000
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.180%, 1.417%, due 11/20/17[2]	10,000,000	10,000,000
Commonwealth Bank of Australia 1 mo. USD LIBOR + 0.170%, 1.408%, due 11/06/17[2]	3,000,000	3,000,000
3 mo. USD LIBOR + 0.130%, 1.489%, due 01/15/18[2]	11,000,000	11,000,000
Cooperatieve Rabobank UA 1.330%, due 12/22/17	15,000,000	14,971,738
DBS Bank Ltd. 1.360%, due 01/19/18	15,000,000	14,955,233
1.420%, due 02/12/18	18,000,000	17,926,870
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 1.385%, due 11/08/17[2]	17,000,000	17,000,000
National Australia Bank Ltd. 3 mo. USD LIBOR + 0.280%, 1.594%, due 11/16/17[2]	8,000,000	8,000,000
National Bank of Canada 1.310%, due 11/17/17	8,000,000	7,995,342
NRW Bank 1.455%, due 02/26/18	18,000,000	17,914,883
Oversea-Chinese Banking Corp. Ltd. 1 mo. USD LIBOR + 0.120%, 1.358%, due 11/13/17[2]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.130%, 1.367%, due 11/13/17[2]	10,000,000	9,999,796
Skandinaviska Enskilda Banken AB 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/01/17[2]	5,000,000	5,000,000
Societe Generale 1.170%, due 11/07/17	35,000,000	34,993,175
United Overseas Bank Ltd. 1.360%, due 01/24/18	10,000,000	9,968,267
1.370%, due 01/11/18	8,000,000	7,978,384
Westpac Banking Corp. 1 mo. USD LIBOR + 0.500%, 1.738%, due 11/06/17[2]	10,000,000	10,000,000
Westpac Securities NZ Ltd. 3 mo. USD LIBOR + 0.140%, 1.449%, due 11/10/17[2]	3,500,000	3,500,000

		312,288,948

49

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Banking-US—5.02%
Bedford Row Funding Corp. 1 mo. USD LIBOR + 0.100%, 1.335%, due 11/02/17[2]	$20,000,000	$20,000,000
BNP Paribas Fortis Funding LLC 1.050%, due 11/01/17	16,000,000	16,000,000
Danske Corp. 1.300%, due 12/07/17	16,000,000	15,979,200
1.325%, due 01/16/18	20,000,000	19,944,055
1.400%, due 02/01/18	5,000,000	4,982,111
JP Morgan Securities LLC 1 mo. USD LIBOR + 0.220%, 1.455%, due 11/08/17[2]	15,000,000	15,000,000

		91,905,366

Energy-integrated—1.31%
Sinopec Century Bright Capital Investment Ltd. 1.300%, due 11/01/17	24,000,000	24,000,000

Finance-other—2.45%
CNPC Finance HK Ltd. 1.400%, due 11/07/17	25,000,000	24,994,167
1.420%, due 11/06/17	20,000,000	19,996,055

		44,990,222
Total commercial paper (cost—$925,573,975)		925,573,975

Repurchase agreements—16.56%
Repurchase agreement dated 09/15/17 with BNP Paribas SA, 1.490% due 12/14/17, collateralized by $26,670,055 various asset-backed convertible bonds, 1.470% to 9.750% due 05/01/18 to 12/31/99; (value—$26,995,438); proceeds: $25,093,125[3]	25,000,000	25,000,000
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.390% due 11/01/17, collateralized by $15,873,680 various asset-backed convertible bonds, 1.658% to 9.750% due 11/15/19 to 12/25/35; (value—$16,200,000); proceeds: $15,000,579	15,000,000	15,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with Goldman Sachs & Co., 1.030% due 11/01/17, collateralized by $11,000,000 Federal Farm Credit Bank obligation, 3.000% due 06/01/27, $23,000,000 Federal Home Loan Bank obligations, 2.875% to 3.000% due 03/10/28 to 07/14/36, $1,751,000 Federal Home Loan Mortgage Corp. obligations, 1.375% due 05/01/20, $8,111,000 Federal National Mortgage Association obligations, 0.875% to 2.000% due 07/20/18 to 01/05/22, $2,000,000 Tennessee Valley Authority obligation, 3.875% due 02/15/21, $15,616,200 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $94,561,800 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 01/15/23 and $87,802,769 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/46; (value—$253,266,006); proceeds: $248,307,104

	$248,300,000	$248,300,000
Repurchase agreement dated 08/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.710% due 12/05/17, collateralized by $319,977 equity security; (value—$16,050,046); proceeds: $15,073,388[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$303,300,000)		303,300,000
Total investments (cost—$1,865,708,256 which approximates cost for federal income tax purposes)—101.86%		1,865,708,256

Liabilities in excess of other assets—(1.86)%		(34,100,787)
Net assets—100.00%		$1,831,607,469

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

50

Prime CNAV Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$39,834,281	$—	$39,834,281
Time deposits	—	270,000,000	—	270,000,000
Certificates of deposit	—	327,000,000	—	327,000,000
Commercial paper	—	925,573,975	—	925,573,975
Repurchase agreements	—	303,300,000	—	303,300,000
Total	$—	$1,865,708,256	$—	$1,865,708,256

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

See accompanying notes to financial statements.

51

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—91.18%
Alabama—1.26%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.970%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 0.970%, VRD[1]	8,200,000	8,200,000

		33,200,000

Alaska—3.65%
Alaska International Airports Revenue Refunding (System), Series A, 0.920%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.900%, VRD	38,895,000	38,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.900%, VRD	7,290,000	7,290,000
Series B, 0.900%, VRD	9,495,000	9,495,000
Series C, 0.900%, VRD	4,300,000	4,300,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.900%, VRD	29,425,000	29,425,000

		96,405,000

Arizona—0.37%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	4,150,000	4,150,000
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.900%, VRD	5,565,000	5,565,000

		9,715,000

California—1.55%
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.900%, VRD	5,000,000	5,000,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, VRD	4,000,000	4,105,588
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Orange County Water District Certificates of Participation, Series A, 0.890%, VRD	15,935,000	15,935,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California— (concluded)
Santa Clara Electric Revenue, Subseries B, 0.900%, VRD	$13,065,000	$13,065,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,250,000	1,250,000

		41,070,588

Colorado—1.31%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,267,921
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,264,844
Denver City & County Certificates of Participation Refunding,
Series A1, 0.900%, VRD	7,000,000	7,000,000
Series A2, 0.900%, VRD	700,000	700,000
Series A3, 0.900%, VRD	6,300,000	6,300,000

		34,532,765

District of Columbia—1.37%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.900%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.930%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.910%, VRD	10,165,000	10,165,000

		36,215,000

Florida—4.78%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.930%, VRD	87,620,000	87,620,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.910%, VRD	10,460,000	10,460,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 0.930%, VRD	28,350,000	28,350,000

		126,430,000

52

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Georgia—1.01%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	$2,700,000	$2,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.880%, VRD	24,125,000	24,125,000

		26,825,000

Illinois—7.69%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.930%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.950%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.920%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.940%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 0.960%, VRD	9,430,000	9,430,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.930%, VRD	30,180,000	30,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.920%, VRD	23,750,000	23,750,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 0.910%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.920%, VRD	500,000	500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.920%, VRD	21,771,000	21,771,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.950%, VRD	$5,000,000	$5,000,000
Series A-2B, 0.950%, VRD	5,000,000	5,000,000
Series A-2D, 0.950%, VRD	5,000,000	5,000,000

		203,231,000

Indiana—4.05%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.920%, VRD	4,800,000	4,800,000
Series C, 0.910%, VRD	11,700,000	11,700,000
Series D, 0.900%, VRD	16,210,000	16,210,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	10,925,000	10,925,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.950%, VRD	6,860,000	6,860,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.900%, VRD	56,605,000	56,605,000

		107,100,000

Louisiana—1.19%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.900%, VRD	9,450,000	9,450,000
Series B, 0.900%, VRD	1,300,000	1,300,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.900%, VRD	13,800,000	13,800,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	6,945,000	6,945,000

		31,495,000

Maryland—1.62%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.920%, VRD	22,585,000	22,585,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.910%, VRD	20,290,000	20,290,000

		42,875,000

53

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.91%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	$30,000,000	$30,218,093
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.900%, VRD	46,800,000	46,800,000

		77,018,093

Michigan—0.84%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.900%, VRD	11,000,000	11,000,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.900%, VRD	11,320,000	11,320,000

		22,320,000

Minnesota—1.00%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	3,900,000	3,900,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A, 0.870%, VRD	19,600,000	19,600,000
Series B, 0.870%, VRD	2,800,000	2,800,000

		26,300,000

Mississippi—4.94%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.940%, VRD	3,000,000	3,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.910%, VRD	20,200,000	20,200,000
Series E, 0.940%, VRD	7,400,000	7,400,000
Series K, 0.940%, VRD	12,200,000	12,200,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.900%, VRD	220,000	220,000
Series A, 0.920%, VRD	17,380,000	17,380,000
Series B, 0.920%, VRD	6,500,000	6,500,000
Series D, 0.920%, VRD	24,000,000	24,000,000
Series E, 0.910%, VRD	2,000,000	2,000,000
Series E, 0.940%, VRD	9,000,000	9,000,000
Series F, 0.900%, VRD	10,860,000	10,860,000
Series G, 0.940%, VRD	2,100,000	2,100,000
Series H, 0.940%, VRD	9,600,000	9,600,000
Series J, 0.910%, VRD	6,000,000	6,000,000

		130,460,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Missouri—0.63%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.920%, VRD	$4,500,000	$4,500,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.910%, VRD	420,000	420,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.880%, VRD	1,600,000	1,600,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.910%, VRD	10,225,000	10,225,000

		16,745,000

Nebraska—0.31%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.910%, VRD	8,170,000	8,170,000

New Jersey—0.15%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.890%, VRD	4,100,000	4,100,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.910%, VRD	14,475,000	14,475,000

New York—28.19%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.910%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Series A-1, 0.920%, VRD	17,120,000	17,120,000
Subseries E-1, 0.920%, VRD	26,205,000	26,205,000
Subseries E-1, 0.920%, VRD	24,515,000	24,515,000
Subseries E-5, 0.920%, VRD	21,405,000	21,405,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	14,240,000	14,240,000

54

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	$13,100,000	$13,100,000
Series BB-2, 0.910%, VRD	27,835,000	27,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A, 0.920%, VRD	61,620,000	61,620,000
Series B-4, 0.880%, VRD	2,800,000	2,800,000
Series DD-2, 0.900%, VRD	350,000	350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.870%, VRD	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.920%, VRD	21,690,000	21,690,000
Subseries A-4, 0.920%, VRD	22,300,000	22,300,000
Subseries A-4, 0.930%, VRD	37,515,000	37,515,000
Subseries D-4, 0.930%, VRD	45,890,000	45,890,000
Subseries E-4, 0.900%, VRD	3,640,000	3,640,000
New York City,
Series F, Subseries F-3, 0.910%, VRD	64,780,000	64,780,000
Subseries D-4, 0.920%, VRD	11,700,000	11,700,000
Subseries L-3, 0.910%, VRD	5,940,000	5,940,000
Subseries L-4, 0.920%, VRD	47,845,000	47,845,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.900%, VRD	8,545,000	8,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.910%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.900%, VRD	265,000	265,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.920%, VRD	56,395,000	56,395,000
Series A-2, 0.900%, VRD	38,400,000	38,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 0.910%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	3,565,000	3,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.920%, VRD	12,400,000	12,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.900%, VRD	$45,365,000	$45,365,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.900%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency (Madison Avenue Housing), 0.960%, VRD	46,700,000	46,700,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2, 0.960%, VRD	8,000,000	8,000,000
Series A-3, 0.920%, VRD	16,600,000	16,600,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.920%, VRD	14,430,000	14,430,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	5,310,000	5,310,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.880%, VRD	6,440,000	6,440,000

		744,995,000

North Carolina—0.52%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.920%, VRD	13,620,000	13,620,000

Ohio—1.22%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.910%, VRD	7,795,000	7,795,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.920%, VRD	20,225,000	20,225,000
Ohio (Common Schools), Series D, 0.930%, VRD	4,185,000	4,185,000

		32,205,000

Pennsylvania—5.77%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.910%, VRD	37,750,000	37,750,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.930%, VRD	9,600,000	9,600,000

55

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.930%, VRD	$12,920,000	$12,920,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.900%, VRD	27,650,000	27,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.910%, VRD	19,865,000	19,865,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.900%, VRD	15,500,000	15,500,000
Series B-3, 0.920%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.930%, VRD	20,205,000	20,205,000

		152,390,000

Rhode Island—0.05%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.920%, VRD	1,200,000	1,200,000

Tennessee—0.94%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	16,000,000	16,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.950%, VRD	8,800,000	8,800,000

		24,800,000

Texas—10.11%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.920%, VRD	36,640,000	36,640,000
Subseries C-2, 0.920%, VRD	27,620,000	27,620,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.920%, VRD	22,400,000	22,400,000
Series A-2, 0.920%, VRD	29,185,000	29,185,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.920%, VRD	600,000	600,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 0.920%, VRD	$2,200,000	$2,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.920%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	11,920,000	11,920,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	51,261,253
Texas State, Veteran Bonds, 0.930%, VRD	28,265,000	28,265,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	39,995,000	39,995,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	4,220,000	4,220,000
University of Texas University Revenues (Financing Systems), Series B, 0.880%, VRD	10,485,000	10,485,000

		267,041,253

Utah—1.21%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.900%, VRD	19,900,000	19,900,000
0.900%, VRD	12,000,000	12,000,000

		31,900,000

Virginia—1.16%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.900%, VRD	1,800,000	1,800,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A, 0.890%, VRD	15,385,000	15,385,000
Series D, 0.920%, VRD	13,355,000	13,355,000

		30,540,000

Wisconsin—0.83%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.910%, VRD	22,040,000	22,040,000
Total municipal bonds and notes (cost—$2,409,413,699)		2,409,413,699

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Tax-exempt commercial paper—8.35%
California—0.87%
San Diego County Water Authority, 0.820%, due 11/01/17	$12,000,000	$12,000,000
State of California, 0.840%, due 11/02/17	6,000,000	6,000,000
0.920%, due 11/16/17	5,000,000	5,000,000

		23,000,000

Connecticut—0.57%
Yale University, 0.840%, due 11/07/17	15,000,000	15,000,000

District of Columbia—0.91%
Washington D.C. Metropolitan Airport Authority, 0.900%, due 11/20/17	5,000,000	5,000,000
0.900%, due 02/05/18	12,000,000	12,000,000
1.000%, due 02/21/18	7,000,000	7,000,000

		24,000,000

Illinois—1.48%
Illinois Educational Facilities Authority Revenue, 0.840%, due 11/01/17	4,000,000	4,000,000
0.890%, due 11/03/17	17,000,000	17,000,000
0.950%, due 12/04/17	18,000,000	18,000,000

		39,000,000

New York—1.04%
New York State Power Authority, 0.940%, due 11/21/17	21,398,000	21,398,000
0.960%, due 11/15/17	6,000,000	6,000,000

		27,398,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.45%
Cleveland Clinic, 0.850%, due 11/09/17	$7,000,000	$7,000,000
1.000%, due 01/18/18	5,000,000	5,000,000

		12,000,000

Pennsylvania—1.70%
Montgomery County, 0.900%, due 12/01/17	25,000,000	25,000,000
0.930%, due 11/27/17	20,000,000	20,000,000

		45,000,000

Texas—1.06%
Lower Colorado River Authority Revenue, 0.880%, due 11/03/17	10,000,000	10,000,000
Methodist Hospital, 0.850%, due 11/02/17	15,000,000	15,000,000
University of Texas, 0.910%, due 11/01/17	3,000,000	3,000,000

		28,000,000

Virginia—0.27%
University of Virginia, 0.840%, due 11/02/17	7,100,000	7,100,000
Total tax-exempt commercial paper (cost—$220,498,000)		220,498,000
Total investments (cost—$2,629,911,699 which approximates cost for federal income tax purposes)—99.53%		2,629,911,699

Other assets in excess of liabilities—0.47%		12,550,619
Net assets—100.00%		$2,642,462,318

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 58.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,409,413,699	$—	$2,409,413,699
Tax-exempt commercial paper	—	220,498,000	—	220,498,000
Total	$—	$2,629,911,699	$—	$2,629,911,699

At October 31, 2017, there were no transfers between Level 1 and Level 2.

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2017 and reset periodically.

See accompanying notes to financial statements.

58

Master Trust

Statement of assets and liabilities

October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$5,730,480,225; $11,059,599,113; $5,655,019,730; $1,562,408,256 and $2,629,911,699, respectively)	$5,730,607,212	$11,059,599,113	$5,655,019,730	$1,562,408,256	$2,629,911,699
Repurchase agreements, at value (cost—$410,000,000; $4,365,000,000; $12,475,000,000; $303,300,000 and $0, respectively)	410,000,000	4,365,000,000	12,475,000,000	303,300,000	—
Total investments in securities, at value (cost—$6,140,480,225; $15,424,599,113; $18,130,019,730; $1,865,708,256 and $2,629,911,699, respectively)	$6,140,607,212	$15,424,599,113	$18,130,019,730	$1,865,708,256	$2,629,911,699
Cash	1,049,271	473,220,172	182,453,018	218,117	6,285
Receivable for investments sold	—	—	—	—	10,000,000
Receivable for interest	2,751,354	7,124,375	6,319,670	818,736	2,753,014
Total assets	6,144,407,837	15,904,943,660	18,318,792,418	1,866,745,109	2,642,670,998

Liabilities:
Payable for investments purchased	118,975,473	384,350,758	—	34,993,175	—
Payable to affiliate	296,033	1,300,675	1,510,640	144,465	208,680
Total liabilities	119,271,506	385,651,433	1,510,640	35,137,640	208,680

Net assets, at value	$6,025,136,331	$15,519,292,227	$18,317,281,778	$1,831,607,469	$2,642,462,318

See accompanying notes to financial statements.

59

Master Trust

Statement of operations

For the six months ended October 31, 2017 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$31,388,541	$78,646,536	$85,920,502	$10,119,628	$9,898,957
Expenses:
Investment advisory and administration fees	2,444,413	8,025,382	8,827,264	810,507	1,213,968
Trustees’ fees	27,722	66,297	82,225	15,825	18,338
Total expenses	2,472,135	8,091,679	8,909,489	826,332	1,232,306
Fee waivers by investment advisor	(988,854)	—	—	—	—
Net expenses	1,483,281	8,091,679	8,909,489	826,332	1,232,306
Net investment income	29,905,260	70,554,857	77,011,013	9,293,296	8,666,651
Net realized gain (loss)	7,991	(290,925)	(240,673)	—	—
Net change in unrealized depreciation	(519,480)	—	—	—	—
Net increase in net assets resulting from operations	$29,393,771	$70,263,932	$76,770,340	$9,293,296	$8,666,651

See accompanying notes to financial statements.

60

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$29,905,260	$40,612,757
Net realized gain	7,991	1,410,069
Net change in unrealized appreciation/depreciation	(519,480)	646,467
Net increase in net assets resulting from operations	29,393,771	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	2,834,624,761	(14,078,817,840)
Net increase (decrease) in net assets	2,864,018,532	(14,036,148,547)
Net assets:

Beginning of period	3,161,117,799	17,197,266,346
End of period	$6,025,136,331	$3,161,117,799

	Government Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gain (loss)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

61

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$77,011,013	$60,206,540
Net realized gain (loss)	(240,673)	207,023
Net increase in net assets resulting from operations	76,770,340	60,413,563
Net increase in net assets from beneficial interest transactions	45,516,759	6,250,670,117
Net increase in net assets	122,287,099	6,311,083,680
Net assets:

Beginning of period	18,194,994,679	11,883,910,999
End of period	$18,317,281,778	$18,194,994,679

	Prime CNAV Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$9,293,296	$6,443,318
Net realized gain	—	6,162
Net increase in net assets resulting from operations	9,293,296	6,449,480
Net increase in net assets from beneficial interest transactions	486,156,449	836,608,628
Net increase in net assets	495,449,745	843,058,108
Net assets:

Beginning of period	1,336,157,724	493,099,616
End of period	$1,831,607,469	$1,336,157,724

	Tax-Free Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$8,666,651	$7,472,525
Net realized gain	—	—
Net increase in net assets resulting from operations	8,666,651	7,472,525
Net increase in net assets from beneficial interest transactions	316,061,232	933,174,322
Net increase in net assets	324,727,883	940,646,847
Net assets:

Beginning of period	2,317,734,435	1,377,087,588
End of period	$2,642,462,318	$2,317,734,435

See accompanying notes to financial statements.

62

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%[1]	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.21%[1]	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[2]	0.61%	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of period (000’s)	$6,025,136	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

63

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

64

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.09%	0.06%	0.06%	0.10%[2]
Net investment income	0.86%[1]	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[3]	0.43%	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of period (000’s)	$18,317,282	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

65

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.00%[2,3]
Net investment income	1.12%[2]	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.57%	0.62%	0.12%
Net assets, end of period (000’s)	$1,831,607	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

66

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.04%	0.04%	0.07%	0.10%[2]
Net investment income	0.70%[1]	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[3]	0.35%	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of period (000’s)	$2,642,462	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Master Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

68

Master Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

69

Master Trust

Notes to financial statements (unaudited)

A fair value hierarchy has been included near the end of Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

70

Master Trust

Notes to financial statements (unaudited)

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$520,334
Government Master Fund	1,335,063
Treasury Master Fund	1,556,561
Prime CNAV Master Fund	153,289
Tax-Free Master Fund	218,645

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

71

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$16,160
Government Master Fund	34,388
Treasury Master Fund	45,921
Prime CNAV Master Fund	8,824
Tax-Free Master Fund	9,965

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2017, UBS AM owed Prime Master Fund, and for the period ended October 31, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$208,141	$988,854

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during the period ended October 31, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	280,826,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

72

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$6,054,852,449	$18,343,964,701
Withdrawals	(3,220,227,688)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$2,834,624,761	$(14,078,817,840)

Government Master Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

Treasury Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$16,293,097,154	$38,470,416,999
Withdrawals	(16,247,580,395)	(32,219,746,882)
Net increase in beneficial interest	$45,516,759	$6,250,670,117

Prime CNAV Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$988,162,033	$1,943,132,148
Withdrawals	(502,005,584)	(1,106,523,520)
Net increase in beneficial interest	$486,156,449	$836,608,628

Tax-Free Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$900,340,960	$3,412,226,666
Withdrawals	(584,279,728)	(2,479,052,344)
Net increase in beneficial interest	$316,061,232	$933,174,322

[1]	Commencement of operations.

73

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$274,817
Gross unrealized depreciation	(147,830)
Net unrealized appreciation	$126,987

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

74

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

75

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management

76

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring”. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

77

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median. Management explained that the Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Prime Investor Feeder Fund’s net prospectus expense ratio was below the median in the Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by less than one basis point (i.e., 0.004%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce

78

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by 5.0 basis points (i.e., 0.050%). Management explained that the Select Prime Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Prime Investor Feeder Fund’s net prospectus expense ratio was at the median in the Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s net prospectus expense ratio was below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee, with the exception of the Select Treasury Preferred Fund, was above the median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s, the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were above the applicable Expense Group median (with the Select Treasury Capital Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the Select Treasury Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 1.5 basis points (i.e., 0.015%) and 4.6 basis points (i.e., 0.046%), respectively. Management explained that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s higher total expenses relative to the applicable Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Treasury Institutional Feeder Fund’s net prospectus expense ratio was at the median and the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median. Management further noted that because the Select Treasury Capital Feeder Fund’s total expenses are below its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

79

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee was below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee and overall expenses were above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by 7.9 basis points (i.e., 0.079%), 2.3 basis points (i.e., 0.023%) and 2.7 basis points (i.e., 0.027%), respectively. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 5.0 basis points (i.e., 0.050%), 1.0 basis points (i.e., 0.010%) and 8.4 basis points (i.e., 0.084%), respectively. Management explained that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s higher total expenses relative to the Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Tax-Free Investor Feeder Fund’s net prospectus expense ratio was below the median.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced

80

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free

81

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

82

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1663

UBS Select Capital Funds

Semiannual Report  |  October 31, 2017

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

UBS Select Capital Funds

December 15, 2017

Dear Shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely the UBS Select Government Capital Fund and UBS Select Treasury Capital Fund (the “Funds”) for the six months ended October 31, 2017 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate one time during the reporting period to a range between 1.00% and 1.25%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period, yields still remained low by historical comparison. As a result, the Funds’ yields remained relatively low during the reporting period.
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Government Capital Fund: 0.88% as of October 31, 2017, versus 0.60% as of April 30, 2017.
•	UBS Select Treasury Capital Fund: 0.84% as of October 31, 2017, versus 0.60% as of April 30, 2017.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 5.

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy continued to expand, albeit at a mixed pace, during the reporting period. Looking back, the US Commerce Department reported that gross domestic product (“GDP”) grew at a 1.2% seasonally adjusted annualized rate during the first quarter of 2017. GDP growth then accelerated to a 3.1% rate during the second quarter—the strongest pace since the first quarter of 2015. Finally, third quarter 2017 GDP grew at a 3.3% rate based on the US Commerce Department’s second reading.

Q.	How did the Fed react to the economic environment?
A.	Prior to the beginning of the reporting period, after taking its first step toward normalizing monetary policy in late 2015, the Fed kept the federal funds rate unchanged until December 2016, when it increased rates by 0.25% to a range between 0.50% and 0.75%. The Fed again raised rates 0.25% to a range between 0.75% and 1.00% at its meeting in March 2017, and then to a range between 1.00% and 1.25% at its meeting in June 2017. At its meeting in September 2017, the Fed kept rates on hold, but announced it would begin reducing its balance sheet in October 2017. At its meeting in December 2017, after the end of the reporting period, the Fed raised rates 0.25% to a range between 1.25% and 1.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Government Master Fund and the Treasury Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

UBS Select Government Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Capital Fund—June 24, 2016; UBS Select Treasury Capital Fund—July 16, 2012.

Dividend payments:

Monthly

1

UBS Select Capital Funds

•	The weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—for the Master Fund in which UBS Select Government Capital Fund invests was 56 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end, on October 31, 2017, it was 34 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

•	The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 49 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 11 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to US government obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In our view, the US economy will continue to expand at a relatively modest pace. We also expect inflation to be generally tame. As such, we believe the Fed will take a measured approach in terms of raising interest rates and reducing its balance sheet. We anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Government Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2017. The views and opinions in the letter were current as of December 15, 2017. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

2

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

3

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Government Capital Fund
Actual	$1,000.00	$1,003.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

	Beginning account value May 1, 2017	Ending account value[2] October 31, 2017	Expenses paid during period[3] 05/01/17 to 10/31/17	Expense ratio during the period

UBS Select Treasury Capital Fund
Actual	$1,000.00	$1,003.90	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

4

UBS Select Capital Funds

Yields and characteristics at a glance—October 31, 2017 (unaudited)

UBS Select Government Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.88%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.88
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.71
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.71
Weighted average maturity[2]	34 days

UBS Select Treasury Capital Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.84%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.84
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.66
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.66
Weighted average maturity[2]	11 days

You could lose money by investing in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Capital Fund and UBS Select Treasury Capital Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Capital Fund and UBS Select Treasury Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Capital Fund’s sponsor and UBS Select Treasury Capital Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Capital Fund and UBS Select Treasury Capital Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

5

UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2017 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Assets:
Investment in Government Master Fund and Treasury Master Fund (each a “Master Fund”), at value (cost—$3,424,343,150 and $990,857,104, respectively, which approximates cost for federal income tax purposes)	$3,424,343,150	$990,857,104
Other assets	36,140	19,049
Total assets	3,424,379,290	990,876,153

Liabilities:
Dividends payable to shareholders	2,445,637	743,015
Payable to affiliate	244,893	67,040
Accrued expenses and other liabilities	98,760	51,013
Total liabilities	2,789,290	861,068

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,421,582,009 and 990,019,537 outstanding, respectively	$3,421,582,009	$990,019,537
Accumulated net realized gain (loss)	7,991	(4,452)
Net assets	$3,421,590,000	$990,015,085
Net asset value per share	$1.00	$1.00

See accompanying notes to financial statements.

6

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2017 (unaudited)

	UBS Select Government Capital Fund	UBS Select Treasury Capital Fund
Investment income:
Interest income allocated from Master Fund	$17,946,811	$5,332,353
Expenses allocated from Master Fund	(1,842,290)	(555,882)
Net investment income allocated from Master Fund	16,104,521	4,776,471
Expenses:
Service fees	2,762,210	833,107
Administration fees	1,841,427	555,636
Transfer agency fees	120,417	37,447
State registration fees	95,953	14,989
Professional fees	28,853	37,722
Insurance fees	26,308	26,744
Trustees’ fees	24,031	15,154
Reports and notices to shareholders	18,171	6,285
Organization fees	7,603	—
Accounting fees	7,058	7,058
Other expenses	17,031	9,944
	4,949,062	1,544,086
Fee waivers and/or expense reimbursements by administrator and distributor	(3,108,447)	(988,712)
Net expenses	1,840,615	555,374
Net investment income	14,263,906	4,221,097
Net realized loss allocated from Master Fund	(69,414)	(16,635)
Net increase in net assets resulting from operations	$14,194,492	$4,204,462

See accompanying notes to financial statements.

7

UBS Select Capital Funds

Statement of changes in net assets

	UBS Select Government Capital Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$14,263,906	$9,811,180
Net realized gains (losses)	(69,414)	96,425
Net increase in net assets resulting from operations	14,194,492	9,907,605
Dividends and distributions to shareholders from:

Net investment income	(14,263,906)	(9,811,180)
Net realized gains	—	(19,020)
Total dividends and distributions to shareholders	(14,263,906)	(9,830,200)
Net increase in net assets from beneficial interest transactions	44,236,737	3,377,345,272
Net increase in net assets	44,167,323	3,377,422,677
Net assets:

Beginning of period	3,377,422,677	—
End of period	$3,421,590,000	$3,377,422,677
Accumulated undistributed net investment income	$—	$—

[1]	Commencement of operations.

	UBS Select Treasury Capital Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$4,221,097	$3,882,937
Net realized gains (losses)	(16,635)	18,700
Net increase in net assets resulting from operations	4,204,462	3,901,637
Dividends and distributions to shareholders from:

Net investment income	(4,221,097)	(3,882,937)
Net realized gains	—	(24,070)
Total dividends and distributions to shareholders	(4,221,097)	(3,907,007)
Net decrease in net assets from beneficial interest transactions	(215,547,614)	(123,198,603)
Net decrease in net assets	(215,564,249)	(123,203,973)
Net assets:

Beginning of period	1,205,579,334	1,328,783,307
End of period	$990,015,085	$1,205,579,334
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

8

UBS Select Government Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period June 24, 2016[1] to April 30, 2017
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.004	0.003
Net realized gains (losses)	(0.000)[2]	0.000 [2]
Net increase from operations	0.004	0.003
Dividends from net investment income	(0.004)	(0.003)
Distributions from net realized gains	—	(0.000)[2]
Total dividends and distributions	(0.004)	(0.003)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	0.39%	0.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]	0.19%[5]
Net investment income[4]	0.77%[5]	0.30%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,421,590	$3,377,423

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

9

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,				For the period July 16, 2012[1] to April 30, 2013
		2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.004	0.003	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gains (losses)	(0.000)[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.004	0.003	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.004)	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.004)	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.39%	0.28%	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.38%[5]	0.37%	0.37%	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]	0.20%	0.13%	0.06%	0.06%	0.14%[5]
Net investment income[4]	0.76%[5]	0.27%	0.04%	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$990,015	$1,205,579	$1,328,783	$1,582,631	$1,333,295	$1,637,033

[1]	Operations commenced on July 16, 2012.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

10

UBS Select Capital Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Capital Fund (“Government Capital Fund”) and UBS Select Treasury Capital Fund (“Treasury Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty series. The financial statements for the other series of the Trust are not included herein.

Government Capital Fund and Treasury Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Government Master Fund and Treasury Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Capital Fund commenced operations on July 16, 2012, and Government Capital Fund commenced operations on June 24, 2016.

UBS AM is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (22.07% for Government Capital Fund and 5.41% for Treasury Capital Fund at October 31, 2017).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote

11

UBS Select Capital Funds

Notes to financial statements (unaudited)

disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Government Capital Fund and Treasury Capital Fund attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Capital Fund and Treasury Capital Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, as amended, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Capital Fund and Treasury Capital Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Capital Fund and Treasury Capital Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Capital Fund and Treasury Capital Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Capital Fund	0.10%
Treasury Capital Fund	0.10

12

UBS Select Capital Funds

Notes to financial statements (unaudited)

At October 31, 2017, each Fund owed UBS AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts owed to UBS AM
Government Capital Fund	$291,330
Treasury Capital Fund	92,392

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds, and to cause its affiliate UBS AM—US to waive its shareholder servicing fee, so that each Fund’s total annual operating expenses through August 31, 2018 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) At October 31, 2017, UBS AM owed the Funds, and for the period ended October 31, 2017, UBS AM was contractually obligated to waive fees and/or reimburse certain operating expenses, as follows:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Capital Fund	$46,437	$346,237
Treasury Capital Fund	25,352	155,605

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2017, the following Funds had remaining fee waivers and/or expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2018	Expires April 30, 2019	Expires April 30, 2020	Expires April 30, 2021
Government Capital Fund	$8,238,887	$—	$—	$5,130,440	$3,108,447
Treasury Capital Fund	7,369,185	1,688,154	2,242,185	2,450,134	988,712

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and for the period ended October 31, 2017, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by each Fund, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Shareholder servicing fee
Government Capital Fund	0.15%
Treasury Capital Fund	0.15

13

UBS Select Capital Funds

Notes to financial statements (unaudited)

UBS AM—US has undertaken to waive all or a portion of its fees, in accordance with the contractual fee waiver arrangement that continues until August 31, 2018, as explained in the Administrator section above. To the extent that expenses are to be reimbursed, UBS AM will reimburse the Funds. For the period ended October 31, 2017, UBS AM—US waived its shareholder servicing fees, otherwise payable to it, as follows:

Fund	Amounts waived by UBS AM—US
Government Capital Fund	$2,762,210
Treasury Capital Fund	833,107

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Capital Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Shares sold	25,126,446,496	34,778,553,582
Shares repurchased	(25,094,482,242)	(31,408,776,166)
Dividends reinvested	12,272,483	7,567,856
Net increase in shares outstanding	44,236,737	3,377,345,272

[1]	Commencement of operations.

Treasury Capital Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Shares sold	5,902,122,321	12,604,955,739
Shares repurchased	(6,121,524,158)	(12,731,442,382)
Dividends reinvested	3,854,223	3,288,040
Net decrease in shares outstanding	(215,547,614)	(123,198,603)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Treasury Capital Fund during the six months ended October 31, 2017 and fiscal year ended April 30, 2017, was ordinary income. The tax character of distributions paid to shareholders by Government Capital Fund during the six months ended October 31, 2017 and fiscal period ended April 30, 2017, was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2018.

14

UBS Select Capital Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Capital Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

16

Master Trust

Semiannual Report  |  October 31, 2017

Includes:

•	Government Master Fund
•	Treasury Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2017 to October 31, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

	Beginning account value May 1, 2017	Ending account value October 31, 2017	Expenses paid during period[1] 05/01/17 to 10/31/17	Expense ratio during the period

Treasury Master Fund
Actual	$1,000.00	$1,004.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

19

Master Trust

Portfolio characteristics at a glance—October 31, 2017 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	34 days

Portfolio composition[2]
US government and agency obligations	71.3%
Repurchase agreements	28.1
Other assets less liabilities	0.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	11 days

Portfolio composition[2]
Repurchase agreements	68.1%
US government obligations	30.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

20

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—71.26%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.095%, 1.137%, due 11/03/17[1]	$100,000,000	$99,997,268
1 mo. USD LIBOR - 0.085%, 1.157%, due 11/30/17[1]	77,000,000	76,993,901
1 mo. USD LIBOR - 0.020%, 1.219%, due 11/20/17[1]	23,000,000	22,999,428
1.220%, due 05/01/18[2]	100,000,000	99,386,611
1 mo. USD LIBOR + 0.045%, 1.283%, due 11/05/17[1]	100,000,000	99,999,894
1 mo. USD LIBOR + 0.050%, 1.287%, due 11/11/17[1]	133,000,000	133,023,028
1 mo. USD LIBOR + 0.055%, 1.293%, due 11/08/17[1]	128,700,000	128,669,050
3 mo. USD LIBOR - 0.040%, 1.323%, due 01/23/18[1]	100,000,000	100,006,533
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/05/17[1]	95,000,000	95,000,532
1 mo. USD LIBOR + 0.090%, 1.328%, due 11/25/17[1]	100,000,000	99,988,867
1 mo. USD LIBOR + 0.090%, 1.332%, due 11/29/17[1]	122,000,000	122,000,000
1 mo. USD LIBOR + 0.140%, 1.378%, due 11/06/17[1]	118,500,000	118,494,384
Federal Home Loan Bank 1.019%, due 11/03/17[2]	85,000,000	84,995,278
1.028%, due 12/01/17[2]	100,000,000	99,914,333
1.029%, due 12/06/17[2]	100,000,000	99,899,958
1.030%, due 12/08/17[2]	100,000,000	99,894,139
1.030%, due 12/12/17[2]	88,000,000	87,896,771
1.035%, due 11/08/17[2]	100,000,000	99,979,875
1.035%, due 11/09/17[2]	55,000,000	54,987,350
1.037%, due 11/22/17[2]	150,000,000	149,909,263
1.039%, due 11/15/17[2]	50,000,000	49,979,797
1.040%, due 11/17/17[2]	152,000,000	151,929,742
1.040%, due 12/15/17[2]	50,000,000	49,936,444
1.040%, due 12/18/17[2]	143,000,000	142,805,838
1.040%, due 12/19/17[2]	185,000,000	184,743,467
1.040%, due 12/21/17[2]	99,000,000	98,857,000
1.040%, due 12/22/17[2]	70,000,000	69,896,867
1.044%, due 12/20/17[2]	50,000,000	49,928,950
1.045%, due 12/08/17[2]	150,000,000	149,838,896
1.045%, due 12/13/17[2]	135,000,000	134,835,413
1.045%, due 12/27/17[2]	96,000,000	95,843,947
1.050%, due 11/15/17[2]	150,000,000	149,938,750
1.050%, due 12/13/17[2]	75,000,000	74,908,125
1.050%, due 12/22/17[2]	120,000,000	119,821,500
1.050%, due 01/02/18[2]	160,000,000	159,710,667
1.053%, due 01/03/18[2]	160,000,000	159,705,160
1.055%, due 12/01/17[2]	92,000,000	91,919,117
1.055%, due 01/02/18[2]	126,000,000	125,771,065
1.055%, due 01/03/18[2]	155,300,000	155,013,277
1.055%, due 01/05/18[2]	160,000,000	159,695,222
1.058%, due 01/05/18[2]	146,000,000	145,721,099
3 mo. USD LIBOR - 0.295%, 1.058%, due 01/17/18[1]	75,000,000	75,000,000
1.070%, due 11/16/17[2]	115,000,000	114,948,729

Security description	Face Amount	Value
US government and agency obligations—(continued)
1.070%, due 12/15/17[2]	$81,000,000	$80,894,070
3 mo. USD LIBOR - 0.285%, 1.072%, due 01/12/18[1]	75,000,000	75,000,000
1.080%, due 11/27/17[2]	50,000,000	49,961,000
1.080%, due 01/04/18[2]	80,000,000	79,846,400
1.080%, due 01/22/18[2]	78,000,000	77,808,120
3 mo. USD LIBOR - 0.235%, 1.081%, due 12/06/17[1]	86,800,000	86,792,663
1.082%, due 12/27/17[2]	225,000,000	224,621,300
1 mo. USD LIBOR - 0.155%, 1.087%, due 11/29/17[1]	100,000,000	100,000,000
1.089%, due 01/10/18[2]	145,000,000	144,692,963
1.090%, due 12/27/17[2]	100,000,000	99,830,444
1.090%, due 01/09/18[2]	80,000,000	79,832,867
1.090%, due 01/10/18[2]	85,000,000	84,819,847
3 mo. USD LIBOR - 0.263%, 1.097%, due 01/16/18[1]	140,000,000	140,000,000
1 mo. USD LIBOR - 0.140%, 1.098%, due 11/25/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR - 0.265%, 1.098%, due 01/20/18[1]	90,000,000	90,000,000
1.099%, due 12/27/17[2]	60,000,000	59,899,013
1 mo. USD LIBOR - 0.140%, 1.099%, due 11/16/17[1]	77,000,000	77,000,000
1.100%, due 01/11/18[2]	85,000,000	84,815,597
1 mo. USD LIBOR-0.130%, 1.108%, due 11/25/17[1]	92,000,000	92,000,000
1.110%, due 01/16/18[2]	35,000,000	34,917,983
1 mo. USD LIBOR - 0.125%, 1.113%, due 11/12/17[1]	74,000,000	74,000,000
1 mo. USD LIBOR - 0.120%, 1.115%, due 11/01/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR - 0.120%, 1.122%, due 11/28/17[1]	75,000,000	74,999,804
1 mo. USD LIBOR - 0.115%, 1.123%, due 11/25/17[1]	67,000,000	67,000,000
1.125%, due 01/19/18[2]	23,000,000	22,943,219
1.125%, due 01/24/18[2]	100,000,000	99,737,500
1.125%, due 02/28/18[2]	149,000,000	148,445,906
1 mo. USD LIBOR - 0.110%, 1.128%, due 11/07/17[1]	75,000,000	75,000,000
1.129%, due 12/22/17[2]	40,000,000	39,936,023
1.130%, due 01/24/18[2]	21,000,000	20,944,630
1.130%, due 01/26/18[2]	49,000,000	48,867,727
1.135%, due 02/09/18[2]	50,000,000	49,842,361
1 mo. USD LIBOR - 0.100%, 1.137%, due 11/18/17[1]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.100%, 1.139%, due 11/21/17[1]	100,000,000	100,000,100
1 mo. USD LIBOR - 0.100%, 1.139%, due 11/21/17[1]	95,000,000	95,000,000
1 mo. USD LIBOR - 0.100%, 1.142%, due 11/28/17[1]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.095%, 1.144%, due 11/21/17[1]	90,000,000	90,000,000
1 mo. USD LIBOR - 0.090%, 1.145%, due 11/11/17[1]	35,000,000	35,000,000

21

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—(concluded)
1.145%, due 01/05/18[2]	$61,000,000	$60,873,891
1 mo. USD LIBOR - 0.090%, 1.149%, due 11/14/17[1]	40,000,000	40,000,000
3 mo. USD LIBOR - 0.163%, 1.155%, due 12/05/17[1]	99,000,000	99,000,954
3 mo. USD LIBOR - 0.160%, 1.156%, due 12/01/17[1]	50,000,000	50,029,524
1 mo. USD LIBOR - 0.080%, 1.158%, due 11/19/17[1]	80,000,000	80,000,000
1.180%, due 02/05/18[2]	50,000,000	49,842,667
1 mo. USD LIBOR - 0.045%, 1.193%, due 11/06/17[1]	77,500,000	77,512,170
3 mo. USD LIBOR - 0.110%, 1.202%, due 11/05/17[1]	50,000,000	50,000,000
1 mo. USD LIBOR - 0.030%, 1.207%, due 11/18/17[1]	149,000,000	149,000,000
1 mo. USD LIBOR - 0.010%, 1.228%, due 11/12/17[1]	150,000,000	149,993,040
1 mo. USD LIBOR + 0.010%, 1.252%, due 11/28/17[1]	44,750,000	44,749,556
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/10/17[1]	60,000,000	59,999,554
3 mo. USD LIBOR - 0.030%, 1.305%, due 12/29/17[1]	100,000,000	100,000,000
1 mo. USD LIBOR + 0.075%, 1.310%, due 11/02/17[1]	69,050,000	69,049,995
3 mo. USD LIBOR - 0.025%, 1.310%, due 01/01/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR + 0.000%, 1.317%, due 12/08/17[1]	50,000,000	50,046,878
Federal Home Loan Mortgage Corp. 1.110%, due 03/02/18[2]	63,000,000	62,764,958
1 mo. USD LIBOR + 0.065%, 1.303%, due 11/05/17[1]	150,000,000	150,000,000
3 mo. USD LIBOR - 0.030%, 1.319%, due 01/08/18[1]	140,000,000	140,000,000
Federal National Mortgage Association 3 mo. USD LIBOR - 0.050%, 1.276%, due 12/21/17[1]	30,000,000	30,031,583
3 mo. USD LIBOR - 0.030%, 1.326%, due 01/11/18[1]	100,000,000	100,000,000
US Treasury Bills 1.051%, due 12/28/17[2]	155,000,000	154,742,190
1.065%, due 01/04/18[2]	180,000,000	179,659,200
1.080%, due 01/18/18[2]	20,000,000	19,953,200
US Treasury Notes 0.750%, due 12/31/17	60,000,000	59,988,215
0.750%, due 01/31/18	195,000,000	194,949,897
0.875%, due 11/30/17	325,000,000	325,011,886
0.875%, due 01/31/18	103,000,000	103,006,908
1.000%, due 12/31/17	275,000,000	275,064,087
1.000%, due 02/15/18	250,000,000	250,093,688
Total US government and agency obligations (cost—$11,059,599,113)		11,059,599,113

Security description	Face Amount	Value
Repurchase agreements—28.13%
Repurchase agreement dated 10/25/17 with Barclays Capital, Inc., 1.030% due 11/01/17, collateralized by $247,127,347 Federal National Mortgage Association obligation, 3.500% due 10/01/47; (value—$255,000,001); proceeds: $250,050,069	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $205,415,119 Federal Home Loan Mortgage Corp. obligation, 3.500% due 09/01/47 and $140,184,997 Federal National Mortgage Association obligation, 4.000% due 10/01/47; (value—$357,000,000); proceeds: $350,070,097	350,000,000	350,000,000
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $295,433,770 Federal National Mortgage Association obligations, 3.500% to 4.000% due 10/01/47; (value—$306,000,001); proceeds: $300,060,667	300,000,000	300,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $123,166,369 Federal Home Loan Mortgage Corp. obligation, 3.000% due 03/01/30 and $596,433,145 Federal National Mortgage Association obligations, 3.500% to 4.500% due 04/01/29 to 10/01/47; (value—$739,500,000); proceeds: $725,146,611	725,000,000	725,000,000

Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.050% due 11/01/17, collateralized by $8,166,000 Federal Farm Credit Bank obligations, 2.500% to 3.370% due 07/12/27 to 05/01/35, $37,152,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 03/07/18 to 10/11/33, $27,764,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 05/21/18 to 11/15/30, $38,655,200 US Treasury Notes, 1.375% to 2.625% due 10/31/19 to 02/28/22, $11,684,700 US Treasury Bond Principal STRIP, zero coupon due 11/15/27, $445,451 US Treasury Bonds STRIPs, zero coupon due 11/15/25 to 02/15/27 and $895,700 US Treasury Inflation Index Bond, 3.375% due 04/15/32; (value—$102,000,000); proceeds: $100,002,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $505,433,700 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $109,331,700 US Treasury Note, 2.000% due 02/15/22; (value—$690,019,191); proceeds: $690,019,167	690,000,000	690,000,000

22

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.060% due 11/07/17, collateralized by $151,764,207 Federal Home Loan Mortgage Corp. obligations, 2.500% to 3.500% due 02/01/30 to 10/01/47; (value—$153,000,000); proceeds: $150,030,917	$150,000,000	$150,000,000
Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.030% due 11/01/17, collateralized by $91 Federal Home Loan Bank obligation, 1.250% due 01/16/19, $1,068,416,834 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.750% due 12/15/25 to 11/01/47, $2,200,802,187 Federal National Mortgage Association obligations, 1.999% to 5.430% due 12/01/20 to 06/25/55 and $743,040,864 Government National Mortgage Association obligations, 2.000% to 4.668% due 11/20/28 to 05/20/67; (value—$1,224,000,000); proceeds: $1,200,034,333	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.070% due 12/05/17, collateralized by $290,375,027 Federal Home Loan Mortgage Corp. obligations, 0.404% to 5.595% due 06/01/22 to 10/15/47, $595,863,201 Federal National Mortgage Association obligations, 2.000% to 5.540% due 03/01/19 to 08/01/48 and $105,002,379 Government National Mortgage Association obligations, 2.500% to 4.710% due 04/20/38 to 03/20/65; (value—$510,000,000); proceeds: $503,328,889[3,4]	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/17 with Toronto-Dominion Bank, 1.050% due 11/01/17, collateralized by $41,430,475 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.000% due 04/01/29 to 08/01/47 and $125,958,726 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/25 to 06/01/47; (value—$102,000,000); proceeds: $100,002,917	$100,000,000	$100,000,000
Total repurchase agreements (cost—$4,365,000,000)		4,365,000,000
Total investments (cost—$15,424,599,113 which approximates cost for federal income tax purposes)—99.39%		15,424,599,113

Other assets in excess of liabilities—0.61%		94,693,114
Net assets—100.00%		$15,519,292,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 27.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,059,599,113	$—	$11,059,599,113
Repurchase agreements	—	4,365,000,000	—	4,365,000,000
Total	$—	$15,424,599,113	$—	$15,424,599,113

At October 31, 2017, there were no transfers between Level 1 and Level 2.

23

Government Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

24

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
US government obligations—30.87%
US Treasury Bills 0.968%, due 11/02/17[1]	$183,000,000	$182,995,082
1.045%, due 01/02/18[1]	178,000,000	177,679,650
1.051%, due 12/28/17[1]	365,000,000	364,393,041
1.080%, due 01/18/18[1]	212,000,000	211,503,920
1.081%, due 01/11/18[1]	180,000,000	179,616,068
US Treasury Notes 0.625%, due 11/30/17	200,000,000	199,973,066
0.750%, due 12/31/17	150,000,000	149,971,361
0.750%, due 01/31/18	458,000,000	457,738,994
0.875%, due 11/30/17	365,000,000	365,005,522
0.875%, due 01/15/18	200,000,000	200,008,622
0.875%, due 01/31/18	97,000,000	97,006,506
1.000%, due 12/15/17	200,000,000	200,008,740
1.000%, due 12/31/17	175,000,000	174,976,957
3 mo. Treasury money market yield + 0.048%, 1.156%, due 11/01/17[2]	100,000,000	99,982,013
3 mo. Treasury money market yield + 0.060%, 1.168%, due 11/01/17[2]	400,000,000	400,043,269
3 mo. Treasury money market yield + 0.070%, 1.178%, due 11/01/17[2]	100,000,000	100,041,781
3 mo. Treasury money market yield + 0.140%, 1.248%, due 11/01/17[2]	400,000,000	400,049,320
3 mo. Treasury money market yield + 0.170%, 1.278%, due 11/01/17[2]	411,000,000	410,999,041
3 mo. Treasury money market yield + 0.174%, 1.282%, due 11/01/17[2]	419,200,000	419,206,894
3 mo. Treasury money market yield + 0.190%, 1.298%, due 11/01/17[2]	547,000,000	547,014,642
3 mo. Treasury money market yield + 0.272%, 1.380%, due 11/01/17[2]	316,750,000	316,805,241
Total US government obligations (cost—$5,655,019,730)		5,655,019,730

Repurchase agreements—68.11%
Repurchase agreement dated 10/26/17 with Barclays Capital, Inc., 1.050% due 11/02/17, collateralized by $309,597,300 US Treasury Bonds, 3.750% to 6.750% due 08/15/26 to 11/15/43, $354,231,400 US Treasury Notes, 1.750% to 2.125% due 09/30/22 to 05/15/25, $11,075,700 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 05/15/45 and $95,642,093 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/47; (value—$816,000,082); proceeds: $800,163,333	800,000,000	800,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/27/17 with Barclays Capital, Inc., 1.040% due 11/03/17, collateralized by $422,111,700 US Treasury Bonds, 3.000% to 3.625% due 08/15/43 to 11/15/45, $498,738,500 US Treasury Notes, 1.000% to 2.250% due 07/31/18 to 10/31/21, $424,545,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/18 to 08/15/47, $524,700 US Treasury Notes Principal STRIPs, zero coupon due 11/15/18 to 05/15/26 and $543,329,913 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,530,000,002); proceeds: $1,500,303,333	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/30/17 with Barclays Capital, Inc., 1.030% due 11/06/17, collateralized by $179,871,100 US Treasury Bond, 2.500% due 05/15/46, $786,065,100 US Treasury Notes, 1.000% to 2.500% due 09/15/18 to 05/15/24, $7,621,900 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/25 to 08/15/47, $100 US Treasury Note Principal STRIPs, zero coupon due 02/15/23 and $57,493,011 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 08/15/47; (value—$1,020,000,004); proceeds: $1,000,200,278	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/07/17, collateralized by $216,028,700 US Treasury Bond, 2.875% due 08/15/45, $293,059,300 US Treasury Notes, 1.250% to 2.125% due 10/31/18 to 05/15/25 and $10 US Treasury Bonds STRIPs, zero coupon due 02/15/23 to 11/15/26; (value—$510,000,014); proceeds: $500,101,111	500,000,000	500,000,000
Repurchase agreement dated 10/31/17 with Barclays Capital, Inc., 1.040% due 11/01/17, collateralized by $326,627,000 US Treasury Note, 1.500% due 08/15/26; (value—$306,000,043); proceeds: $300,008,667	300,000,000	300,000,000

25

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/17 with BNP Paribas SA, 1.040% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 03/08/18, $115,998,700 US Treasury Bonds, 3.000% to 7.625% due 11/15/22 to 11/15/44, $265,946,800 US Treasury Inflation Index Note, 0.250% due 01/15/25, $308,924,700 US Treasury Notes, 0.875% due 03/31/18 to 10/15/18 and $400 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/21 to 05/15/39; (value—$714,000,007); proceeds: $700,020,222	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/17 with Federal Reserve Bank of New York, 1.000% due 11/01/17, collateralized by $2,165,455,100 US Treasury Bonds, 3.125% to 8.500% due 02/15/20 to 02/15/43 and $1,697,142,700 US Treasury Notes, 1.375% to 2.000% due 05/31/21 to 02/15/22; (value—$4,625,128,527); proceeds: $4,625,128,472	4,625,000,000	4,625,000,000
Repurchase agreement dated 10/25/17 with Goldman Sachs & Co., 1.010% due 11/01/17, collateralized by $125,831,800 US Treasury Inflation Index Bond, 3.875% due 04/15/29; (value—$255,000,186); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/26/17 with Goldman Sachs & Co., 1.010% due 11/02/17, collateralized by $170,758,100 US Treasury Inflation Index Bond, 2.375% due 01/15/25; (value—$255,000,029); proceeds: $250,049,097	250,000,000	250,000,000
Repurchase agreement dated 10/31/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.040% due 11/07/17, collateralized by $461,429,600 US Treasury Note, 2.000% due 06/30/24; (value—$459,000,073); proceeds: $450,091,000	450,000,000	450,000,000
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.040% due 11/07/17, collateralized by $12,744,200 US Treasury Bill, zero coupon due 03/01/18, $7,096,100 US Treasury Bonds, 7.125% to 8.750% due 02/15/20 to 02/15/23, $3,325,500 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $89,524,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $131,403,600 US Treasury Notes, 1.250% to 2.750% due 06/30/19 to 08/15/26; (value—$255,000,033); proceeds: $251,415,556[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/17 with MUFG Securities Americas Inc., 1.010% due 11/01/17, collateralized by $100 US Treasury Bill, zero coupon due 11/09/17, $25,835,900 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 05/15/46, $1,450,100 US Treasury Inflation Index Bonds, 1.375% to 2.375% due 01/15/27 to 02/15/44, $10,501,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/25, $1,482,227,800 US Treasury Notes, 0.750% to 3.500% due 11/30/17 to 08/15/26, $1,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/43 to 05/16/46 and $149 US Treasury Bond STRIPs, zero coupon due 05/15/23; (value—$1,530,000,011); proceeds: $1,500,042,083

	$1,500,000,000	$1,500,000,000
Repurchase agreement dated 10/25/17 with Toronto-Dominion Bank, 1.030% due 11/01/17, collateralized by $355,340,500 US Treasury Notes, 1.375% to 2.250% due 09/30/18 to 11/15/24; (value—$357,000,048); proceeds: $350,070,097	350,000,000	350,000,000
Total repurchase agreements (cost—$12,475,000,000)		12,475,000,000
Total investments (cost—$18,130,019,730 which approximates cost for federal income tax purposes)—98.98%		18,130,019,730

Other assets in excess of liabilities—1.02%		187,262,048
Net assets—100.00%		$18,317,281,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 27.

26

Treasury Master Fund

Portfolio of investments—October 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$5,655,019,730	$—	$5,655,019,730
Repurchase agreements	—	12,475,000,000	—	12,475,000,000
Total	$—	$18,130,019,730	$—	$18,130,019,730

At October 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2017.

Portfolio acronym

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

27

Master Trust

Statement of assets and liabilities

October 31, 2017 (unaudited)

	Government Master Fund	Treasury Master Fund
Assets:
Investments, at value (cost—$11,059,599,113 and $5,655,019,730, respectively)	$11,059,599,113	$5,655,019,730
Repurchase agreements, at value (cost—$4,365,000,000 and $12,475,000,000, respectively)	4,365,000,000	12,475,000,000
Total investments in securities, at value (cost—$15,424,599,113 and $18,130,019,730, respectively)	$15,424,599,113	$18,130,019,730
Cash	473,220,172	182,453,018
Receivable for interest	7,124,375	6,319,670
Total assets	15,904,943,660	18,318,792,418

Liabilities:
Payable for investments purchased	384,350,758	—
Payable to affiliate	1,300,675	1,510,640
Total liabilities	385,651,433	1,510,640

Net assets, at value	$15,519,292,227	$18,317,281,778

See accompanying notes to financial statements.

28

Master Trust

Statement of operations

October 31, 2017 (unaudited)

	Government Master Fund	Treasury Master Fund
Investment income:
Interest	$78,646,536	$85,920,502
Expenses:
Investment advisory and administration fees	8,025,382	8,827,264
Trustees’ fees	66,297	82,225
Net expenses	8,091,679	8,909,489
Net investment income	70,554,857	77,011,013
Net realized losses	(290,925)	(240,673)
Net increase in net assets resulting from operations	$70,263,932	$76,770,340

See accompanying notes to financial statements.

29

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$70,554,857	$63,785,214
Net realized gains (losses)	(290,925)	461,078
Net increase in net assets resulting from operations	70,263,932	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,931,069,808)	17,315,851,811
Net increase (decrease) in net assets	(1,860,805,876)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,519,292,227	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the six months ended October 31, 2017 (unaudited)	For the year ended April 30, 2017
From operations:

Net investment income	$77,011,013	$60,206,540
Net realized gains (losses)	(240,673)	207,023
Net increase in net assets resulting from operations	76,770,340	60,413,563
Net increase in net assets from beneficial interest transactions	45,516,759	6,250,670,117
Net increase in net assets	122,287,099	6,311,083,680
Net assets:

Beginning of period	18,194,994,679	11,883,910,999
End of period	$18,317,281,778	$18,194,994,679

See accompanying notes to financial statements.

30

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.08%[2]
Net investment income	0.87%[2]	0.43%[2]
Supplemental data:
Total investment return[3]	0.44%	0.35%
Net assets, end of period (000’s)	$15,519,292	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

31

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2017 (unaudited)	Years ended April 30,
		2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.09%	0.06%	0.06%	0.10%[2]
Net investment income	0.86%[1]	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[3]	0.43%	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of period (000’s)	$18,317,282	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

32

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund and Treasury Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Treasury Master Fund commenced operations on August 28, 2007, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about each Master Fund’s ability to continue as a going concern.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government

33

Master Trust

Notes to financial statements (unaudited)

securities). As “government money market funds”, Government Master Fund and Treasury Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund and Treasury Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

34

Master Trust

Notes to financial statements (unaudited)

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

35

Master Trust

Notes to financial statements (unaudited)

At October 31, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Government Master Fund	$1,335,063
Treasury Master Fund	1,556,561

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Government Master Fund	$34,388
Treasury Master Fund	45,921

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2017, and during period ended October 31, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2017, the Master Funds did not purchase or sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

If any such transaction had occurred, Morgan Stanley would have received compensation in connection with such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

36

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2017	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$20,490,871,320	$51,345,380,769
Withdrawals	(22,421,941,128)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,931,069,808)	$17,315,851,811

Treasury Master Fund

	For the six months ended October 31, 2017	For the year ended April 30, 2017
Contributions	$16,293,097,154	$38,470,416,999
Withdrawals	(16,247,580,395)	(32,219,746,882)
Net increase in beneficial interest	$45,516,759	$6,250,670,117

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for Government Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

37

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

38

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 18-19, 2017, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”) and Treasury Master Fund (“Treasury Master”) (each a “Master Fund,” and collectively, the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $146 billion in assets under management as of March 31, 2017 and was part of the UBS Asset Management Division, which had approximately $695 billion in assets under management worldwide as of March 31, 2017. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its

39

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2018. The board also noted that management would pass through to the benefit of the Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Capital Feeder Fund’s Actual Management Fees and the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Capital Feeder Fund’s Actual Management Fees were above the Expense Group median by 5 basis points (i.e., 0.05%), the Select Government Capital Feeder Fund’s total expenses were

40

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Government Capital Feeder Fund having more competitive gross yields (which resulted in the Select Government Capital Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management further noted that because the Select Government Capital Feeder Fund’s total expenses are below the Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management explained that the Select Government Investor Feeder Fund’s and RMA Government Money Market Feeder Fund’s higher total expenses relative to the applicable Expense Group (with the RMA Government Money Market Feeder Fund’s total expenses the highest in the applicable Expense Group) were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Government Investor Feeder Fund’s net prospectus expense ratio was below the median and RMA Government Money Market Feeder Fund’s net prospectus expense ratio was at the median in the applicable Expense Group.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee, with the exception of the Select Treasury Preferred Fund, was above the median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s, the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were above the applicable Expense Group median (with the Select Treasury Capital Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the Select Treasury Capital Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management noted that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s total expenses were above the applicable Expense Group median by 1.5 basis points (i.e., 0.015%) and 4.6 basis points (i.e., 0.046%), respectively. Management explained that the Select Treasury Institutional Feeder Fund’s and the Select Treasury Investor Feeder Fund’s higher total expenses relative to the applicable Expense Group were due to yield floor waivers applied to varying degrees over different time horizons for all of the funds in the applicable Expense Group, which made it difficult to assess true comparisons. Management stated that the net prospectus expense ratio, which represents a fund’s total expenses net of contractual waivers (as they appear in the fund’s prospectus) but does not include any voluntary expense waivers (e.g., yield floor waivers), provides a better method of comparison for this year. Management noted that the Select Treasury Institutional Feeder Fund’s net prospectus expense ratio was at the median and the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below the median in the applicable Expense Group. Management also noted that, compared to the Supplemental Expense Group, the Select Treasury Investor Feeder Fund’s net prospectus expense ratio was below

41

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

the median. Management further noted that because the Select Treasury Capital Feeder Fund’s total expenses are below its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

In light of the foregoing, the board determined that the management fees for each of Government Master, and Treasury Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2017 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2017. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

42

Master Trust

Board approval of investment advisory agreement

(Government Master Fund and Treasury Master Fund) (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

43

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and Principal Accounting Officer

Robert Sabatino

Vice President

David J. Walczak

Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1382

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President and Treasurer

Date:	January 8, 2018